UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 30.3%
Automotive – 0.9%
Ford Motor Credit Co. LLC
$375,000	5.000%		05/15/18	$ 402,818
2,175,000	5.875		08/02/21	2,465,010
General Motors Financial Co., Inc.
275,000	3.250		05/15/18	281,564
1,050,000	3.500		07/10/19	1,072,629

				4,222,021

Banks – 6.9%
Abbey National Treasury Services PLC
925,000	4.000		04/27/16	946,516
American Express Co.(a)(b)
1,200,000	6.800		09/01/66	1,233,000
Australia & New Zealand Banking Group Ltd.(c)
1,000,000	4.500		03/19/24	1,005,563
Banco Nacional de Costa Rica(c)
260,000	6.250		11/01/23	261,300
Bank of America Corp.
625,000	4.125		01/22/24	640,437
575,000	4.000		04/01/24	585,003
300,000	6.250	(a)(b)	09/29/49	297,000
175,000	6.500	(a)(b)	10/23/49	181,125
Barclays Bank PLC
425,000	2.500		02/20/19	426,785
Canadian Imperial Bank of Commerce(c)
300,000	2.600		07/02/15	300,000
Citigroup, Inc.
305,000	6.125		11/21/17	335,035
225,000	5.875	(a)(b)	03/27/49	227,250
75,000	6.300	(a)(b)	05/15/49	73,125
Compass Bank
275,000	1.850	(a)	09/29/17	274,464
475,000	5.500		04/01/20	516,825
Credit Agricole SA(c)
725,000	4.375		03/17/25	694,492
Credit Suisse AG(c)
250,000	6.500		08/08/23	273,403
Credit Suisse Group AG(a)(b)(c)
300,000	6.250		12/11/49	286,500
600,000	7.500		12/18/49	627,000
Credit Suisse Group Funding Guernsey Ltd.(c)
1,475,000	3.750		03/26/25	1,413,875
Discover Bank(a)
575,000	3.100		06/04/20	575,818
Discover Financial Services(a)
900,000	3.750		03/04/25	855,347
Fifth Third Bancorp
300,000	3.625		01/25/16	304,422
HSBC Holdings PLC(a)(b)
925,000	6.375		03/30/49	929,625
ING Bank NV(a)(b)
700,000	4.125		11/21/23	719,029
ING Groep NV(a)(b)
775,000	6.000		04/16/49	767,250
Intesa Sanpaolo SpA
475,000	2.375		01/13/17	477,398
1,150,000	3.875		01/16/18	1,191,730
Intesa Sanpaolo SPA(c)
1,025,000	5.017		06/26/24	995,706
JPMorgan Chase & Co.(a)(b)
1,075,000	5.300		05/01/49	1,067,045

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
LBG Capital No.1 PLC(a)(b)(c)
$625,000	8.000%		06/15/49	$ 719,531
Lloyds Bank PLC
350,000	2.300		11/27/18	351,774
1,875,000	2.350		09/05/19	1,865,475
Macquarie Bank Ltd.(c)
125,000	2.600		06/24/19	125,697
400,000	6.625		04/07/21	458,167
MUFG Capital Finance 1 Ltd.(a)(b)
450,000	6.346		07/29/49	467,438
NRAM PLC(c)
1,700,000	5.625		06/22/17	1,855,271
PNC Preferred Funding Trust II(a)(b)(c)
800,000	1.508		03/29/49	720,000
Royal Bank of Scotland PLC
675,000	2.550		09/18/15	676,887
1,100,000	9.500	(a)(b)	03/16/22	1,218,250
Santander Bank NA
325,000	2.000	(a)	01/12/18	324,246
400,000	8.750		05/30/18	464,373
Santander Holdings USA, Inc.
270,000	4.625		04/19/16	276,731
Sumitomo Mitsui Financial Group, Inc.(c)
975,000	4.436		04/02/24	995,822
Synchrony Financial(a)
1,675,000	3.000		08/15/19	1,681,436
The Bank of Nova Scotia(c)
200,000	1.650		10/29/15	200,738

				30,883,904

Brokerage – 0.8%
Morgan Stanley, Inc.
325,000	3.875		04/29/24	327,671
1,875,000	3.700		10/23/24	1,865,547
775,000	4.300		01/27/45	719,623
875,000	5.550	(a)(b)	07/15/49	866,250

				3,779,091

Building Materials(a)(c) – 0.1%
HD Supply, Inc.
300,000	5.250		12/15/21	301,875

Chemicals – 0.9%
Ashland, Inc.(a)
575,000	4.750		08/15/22	563,500
Eastman Chemical Co.(a)
675,000	3.800		03/15/25	673,116
Ecolab, Inc.
425,000	3.000		12/08/16	435,805
200,000	5.500		12/08/41	216,979
Huntsman International LLC(a)
575,000	4.875		11/15/20	576,438
LyondellBasell Industries NV(a)
300,000	5.000		04/15/19	324,421
The Mosaic Co.(a)
1,180,000	4.250		11/15/23	1,203,225

				3,993,484

Consumer Products(a) – 0.1%
Sally Holdings LLC
125,000	6.875		11/15/19	129,688
Spectrum Brands, Inc.
100,000	6.625		11/15/22	106,500

				236,188

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric(a) – 0.2%
Consumers Energy Co.
$850,000	3.950%		05/15/43	$ 805,599
Puget Sound Energy, Inc.(b)
250,000	6.974		06/01/67	229,375

				1,034,974

Energy – 2.2%
Anadarko Petroleum Corp.
100,000	8.700		03/15/19	120,512
680,000	3.450	(a)(d)	07/15/24	667,331
325,000	6.450		09/15/36	374,400
Antero Resources Corp.(a)(c)
850,000	5.625		06/01/23	822,375
Apache Corp.(a)
250,000	3.250		04/15/22	244,996
75,000	4.750		04/15/43	69,213
675,000	4.250		01/15/44	583,565
Brazil Minas SPE via State of Minas Gerais
420,000	5.333		02/15/28	398,475
Chesapeake Energy Corp.
800,000	5.750		03/15/23	724,000
Cimarex Energy Co.(a)
150,000	4.375		06/01/24	148,125
ConocoPhillips Co.(a)
580,000	3.350		11/15/24	573,807
400,000	4.150		11/15/34	387,434
Continental Resources, Inc.(a)
225,000	3.800		06/01/24	204,181
Devon Energy Corp.(a)
650,000	3.250		05/15/22	640,752
275,000	5.600		07/15/41	287,566
135,000	4.750		05/15/42	128,840
EP Energy LLC/Everest Acquisition Finance, Inc.(a)(c)
1,050,000	6.375		06/15/23	1,052,625
Laredo Petroleum, Inc.(a)
150,000	6.250		03/15/23	151,875
MEG Energy Corp.(a)(c)
775,000	6.375		01/30/23	720,750
Petrobras Global Finance BV
430,000	4.875		03/17/20	408,850
Petroleos de Venezuela SA
120,000	9.000		11/17/21	48,600
270,000	6.000		05/16/24	96,188
70,000	5.375		04/12/27	23,916
20,000	5.500		04/12/37	6,750
Petroleos Mexicanos
20,000	6.375		01/23/45	20,425
Transocean, Inc.(d)
200,000	6.500		11/15/20	185,250
Valero Energy Corp.
650,000	3.650		03/15/25	631,607
Weatherford International Ltd.
225,000	9.625		03/01/19	262,665

				9,985,073

Food & Beverage – 1.7%
ConAgra Foods, Inc.(a)
925,000	3.200		01/25/23	849,469
Constellation Brands, Inc.
50,000	3.750		05/01/21	48,875
900,000	6.000		05/01/22	975,375
HJ Heinz Co.(a)(c)
525,000	2.800		07/02/20	525,766
775,000	3.950		07/15/25	781,651

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Pernod-Ricard SA(c)
$525,000	5.750%		04/07/21	$ 591,085
405,000	4.450		01/15/22	425,784
SABMiller Holdings, Inc.(c)
1,100,000	4.950		01/15/42	1,120,701
Suntory Holdings Ltd.(c)
550,000	2.550		09/29/19	552,371
Sysco Corp.(a)
1,125,000	3.500		10/02/24	1,131,550
700,000	4.500		10/02/44	703,092

				7,705,719

Food & Drug Retailers(a) – 0.9%
CVS Health Corp.
250,000	4.125		05/15/21	265,406
2,025,000	3.375		08/12/24	1,969,195
Walgreens Boots Alliance, Inc.
475,000	2.700		11/18/19	475,988
350,000	3.800		11/18/24	340,438
800,000	4.800		11/18/44	741,591

				3,792,618

Gaming – 0.1%
MGM Resorts International
475,000	6.750		10/01/20	499,937

Health Care – Services(a) – 0.2%
CHS/Community Health Systems, Inc.
100,000	8.000		11/15/19	105,375
McKesson Corp.
650,000	2.700		12/15/22	614,728

				720,103

Health Care Products – 0.3%
Becton Dickinson & Co.
475,000	2.675		12/15/19	474,534
Medtronic, Inc.(c)
175,000	2.500		03/15/20	175,164
725,000	3.150		03/15/22	726,672

				1,376,370

Home Construction – 0.2%
MDC Holdings, Inc.
500,000	5.625		02/01/20	530,987
200,000	5.500	(a)	01/15/24	196,621
300,000	6.000	(a)	01/15/43	256,374

				983,982

Life Insurance – 0.7%
Prudential Financial, Inc.(a)(b)
525,000	5.375		05/15/45	517,125
Reliance Standard Life Global Funding II(c)
675,000	2.500		01/15/20	671,225
Teachers Insurance & Annuity Association of America(c)
870,000	4.900		09/15/44	887,192
The Northwestern Mutual Life Insurance Co.(c)
800,000	6.063		03/30/40	956,628

				3,032,170

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – Cable – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
	$86,000	7.000%		01/15/19	$ 89,225
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	725,000	3.800		03/15/22	729,061
	600,000	4.450	(a)	04/01/24	614,753
	700,000	3.950	(a)	01/15/25	685,584
DISH DBS Corp.
	525,000	6.750		06/01/21	547,313
Time Warner Cable, Inc.
	400,000	5.000		02/01/20	429,957
	250,000	7.300		07/01/38	280,083
	150,000	5.875	(a)	11/15/40	145,807
	100,000	5.500	(a)	09/01/41	93,280
Videotron Ltd.
	825,000	5.000		07/15/22	822,938

					4,438,001

Media – Non Cable – 1.1%
21st Century Fox America, Inc.
	600,000	3.000		09/15/22	589,878
	1,125,000	4.000		10/01/23	1,162,171
	200,000	3.700	(a)	09/15/24	200,541
NBCUniversal Media LLC
	750,000	4.375		04/01/21	811,133
	1,525,000	4.450		01/15/43	1,463,655
Nielsen Finance LLC/Nielsen Finance Co.(a)
	525,000	4.500		10/01/20	526,969

					4,754,347

Metals & Mining – 0.5%
Alcoa, Inc.(a)
	300,000	5.125		10/01/24	303,750
CITIC Ltd.
	400,000	6.800		01/17/23	461,684
Freeport-McMoRan, Inc.(a)
	550,000	5.400		11/14/34	470,244
Glencore Finance Canada Ltd.(c)
	880,000	2.700		10/25/17	889,125

					2,124,803

Noncaptive – Financial – 0.5%
GE Capital Trust I(a)(b)
	458,000	6.375		11/15/67	491,205
General Electric Capital Corp.
MXN	2,000,000	8.500		04/06/18	139,615
	$200,000	6.150		08/07/37	247,437
	600,000	5.875		01/14/38	716,818
International Lease Finance Corp.(c)
	200,000	6.750		09/01/16	210,000
	575,000	7.125		09/01/18	638,250

					2,443,325

Packaging – 0.2%
Ball Corp.
	225,000	5.000		03/15/22	225,562
Reynolds Group Issuer, Inc.(a)
	575,000	5.750		10/15/20	589,375

					814,937

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paper(a)(c) – 0.1%
Sappi Papier Holding GmbH
$550,000	7.750%		07/15/17	$ 594,687

Pharmaceuticals – 2.3%
AbbVie, Inc.(a)
1,250,000	2.500		05/14/20	1,236,485
450,000	3.200		11/06/22	445,304
Actavis Funding SCS
1,125,000	2.350		03/12/18	1,131,598
725,000	3.450	(a)	03/15/22	717,217
425,000	3.800	(a)	03/15/25	416,383
625,000	4.850	(a)	06/15/44	599,453
Bayer US Finance LLC(c)
1,025,000	3.000		10/08/21	1,032,458
EMD Finance LLC(a)(c)
1,500,000	2.950		03/19/22	1,468,179
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.(a)(c)
500,000	6.000		07/15/23	511,250
Forest Laboratories, Inc.(c)
1,050,000	4.375		02/01/19	1,111,264
425,000	5.000	(a)	12/15/21	461,181
Valeant Pharmaceuticals International, Inc.(a)(c)
575,000	6.750		08/15/18	605,188
150,000	5.875		05/15/23	153,750
300,000	6.125		04/15/25	309,000

				10,198,710

Pipelines – 1.3%
El Paso LLC
500	7.750		01/15/32	572
Enbridge, Inc.(a)
325,000	3.500		06/10/24	300,510
Energy Transfer Partners LP(a)
120,000	5.200		02/01/22	125,028
120,000	3.600		02/01/23	112,503
Enterprise Products Operating LLC(a)
125,000	3.350		03/15/23	121,560
65,000	3.750		02/15/25	63,689
775,000	8.375	(b)	08/01/66	809,875
375,000	7.034	(b)	01/15/68	403,125
Kinder Morgan, Inc.(a)
1,025,000	5.050		02/15/46	887,644
Southern Star Central Gas Pipeline, Inc.(c)
300,000	6.000		06/01/16	308,980
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	194,512
TransCanada PipeLines Ltd.(a)(b)
875,000	6.350		05/15/67	822,500
Western Gas Partners LP(a)
525,000	3.950		06/01/25	503,548
Williams Partners LP(a)
475,000	3.600		03/15/22	460,870
625,000	3.900		01/15/25	587,633

				5,702,549

Property/Casualty Insurance(a) – 0.1%
American International Group, Inc.
125,000	4.500		07/16/44	118,366
The Chubb Corp.(b)
425,000	6.375		03/29/67	444,125

				562,491

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust – 1.6%
American Campus Communities Operating Partnership LP(a)
$800,000	3.750%		04/15/23	$ 784,897
ARC Properties Operating Partnership LP(a)
575,000	3.000		02/06/19	548,529
CBRE Services, Inc.(a)
500,000	5.250		03/15/25	517,500
DDR Corp.
755,000	7.500		04/01/17	827,559
Education Realty Operating Partnership LP(a)
750,000	4.600		12/01/24	759,291
HCP, Inc.
525,000	6.000		01/30/17	560,574
800,000	4.250	(a)	11/15/23	806,336
Select Income REIT(a)
125,000	2.850		02/01/18	126,222
225,000	3.600		02/01/20	228,476
325,000	4.150		02/01/22	320,186
Senior Housing Properties Trust(a)
300,000	3.250		05/01/19	300,218
Trust F/1401(c)
300,000	5.250		12/15/24	310,500
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
1,200,000	3.750		09/17/24	1,186,014

				7,276,302

Retailers(a) – 0.4%
Amazon.com, Inc.
1,650,000	3.300		12/05/21	1,666,006
Family Tree Escrow LLC(c)
50,000	5.250		03/01/20	52,375
150,000	5.750		03/01/23	157,125

				1,875,506

Schools – 0.1%
Rensselaer Polytechnic Institute
350,000	5.600		09/01/20	398,007

Technology – 1.0%
Fiserv, Inc.(a)
675,000	2.700		06/01/20	672,572
Hewlett-Packard Co.
525,000	3.000		09/15/16	536,535
375,000	2.600		09/15/17	381,138
900,000	2.750		01/14/19	908,224
Oracle Corp.(a)
775,000	2.500		05/15/22	751,493
QUALCOMM, Inc.
1,025,000	3.000		05/20/22	1,017,966
Tech Data Corp.
400,000	3.750		09/21/17	413,906

				4,681,834

Tobacco – 1.0%
BAT International Finance PLC(c)
1,750,000	3.950		06/15/25	1,765,540
Reynolds American, Inc.(a)
2,725,000	4.450		06/12/25	2,775,770

				4,541,310

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Transportation(c) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	$500,000	2.875%		07/17/18	$ 509,311
	750,000	3.050	(a)	01/09/20	753,356
	525,000	3.375	(a)	02/01/22	508,905

					1,771,572

Wireless Telecommunications – 0.5%
American Tower Corp.
	300,000	3.400		02/15/19	306,899
Crown Castle International Corp.
	575,000	5.250		01/15/23	579,313
Digicel Ltd.(a)(c)
	800,000	6.750		03/01/23	792,000
Sprint Communications, Inc.(c)
	550,000	7.000		03/01/20	597,437

					2,275,649

Wirelines Telecommunications – 2.0%
AT&T, Inc.
	550,000	2.950		05/15/16	559,183
	1,175,000	3.400	(a)	05/15/25	1,116,600
Frontier Communications Corp.
	395,000	7.125		03/15/19	407,837
Telefonica Emisiones SAU
	600,000	5.134		04/27/20	654,856
Verizon Communications, Inc.
	275,000	2.625		02/21/20	274,002
	1,500,000	4.500		09/15/20	1,617,513
	2,100,000	5.150		09/15/23	2,300,584
	2,200,000	4.150	(a)	03/15/24	2,252,946

					9,183,521

TOTAL CORPORATE OBLIGATIONS					$136,185,060

Mortgage-Backed Obligations – 28.1%
Adjustable Rate Non-Agency(b) – 1.0%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	918,313	0.406%		09/20/66	$ 994,753
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
	598,105	0.286		09/20/66	644,783
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)
	1,191,256	2.790		04/20/20	1,314,790
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	$654,220	0.327		07/25/47	552,256
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1
GBP	157,147	0.962		09/13/45	233,997
Granite Mortgages PLC Series 2003-3, Class 3A
	28,341	0.949		01/20/44	44,423
Lehman XS Trust Series 2007-4N, Class 1A1
	$116,263	0.317		03/25/47	109,654
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	331,974	1.346		12/25/46	261,026
Quadrivio Finance Series 2011-1, Class A1
EUR	260,829	0.555		07/25/60	288,486

TOTAL ADJUSTABLE RATE NON-AGENCY					$ 4,444,168

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – 4.0%
Inverse Floaters(b) – 0.1%
FNMA REMIC Series 2010-126, Class LS
$1,258,740	4.816%	11/25/40	$ 263,370
GNMA REMIC Series 2013-113, Class SD
796,229	6.515	08/16/43	142,767

			406,137

Planned Amortization Class – 0.1%
FNMA REMIC Series 2005-70, Class PA
130,721	5.500	08/25/35	147,036

Sequential Fixed Rate – 2.2%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
1,500,000	4.317	11/25/19	1,648,658
FHLMC Multifamily Structured Pass-Through Certificates Series K026, Class A2
4,400,000	2.510	11/25/22	4,377,096
FHLMC Multifamily Structured Pass-Through Certificates Series K044, Class A2
1,700,000	2.811	01/25/25	1,681,487
FNMA REMIC Series 2011-52, Class GB
1,124,978	5.000	06/25/41	1,243,331
FNMA REMIC Series 2012-111, Class B
113,257	7.000	10/25/42	130,132
FNMA REMIC Series 2012-153, Class B
270,422	7.000	07/25/42	316,802
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	631,164

			10,028,670

Sequential Floating Rate(b) – 1.6%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
225,000	5.623	04/10/49	239,081
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
1,788,045	0.435	11/25/36	1,029,940
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
2,868,561	0.465	08/25/36	2,049,775
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
1,200,000	3.060	07/25/23	1,229,702
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
600,000	3.034	10/25/20	627,179
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
260,000	3.485	10/25/27	253,611
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3
300,000	3.985	03/25/25	293,640
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
101,164	1.385	07/25/24	100,849
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1
77,221	1.685	02/25/25	77,238
FNMA REMIC Series 2011-63, Class FG
278,641	0.637	07/25/41	280,337
FREMF Mortgage Trust Series 2014-K40, Class C(c)
600,000	4.208	09/25/25	586,814
FREMF Mortgage Trust Series 2014-K41, Class B(c)
400,000	3.960	11/25/47	392,615
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	52,545

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
$50,000	5.931%	12/15/44	$ 51,299

			7,264,625

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 17,846,468

Collateralized Mortgage Obligations(b) – 0.5%
Commercial Mortgage Trust Series 2007-C9, Class A1A
$2,370,662	5.796%	12/10/49	$ 2,537,195

Federal Agencies – 22.6%
Adjustable Rate FHLMC(b) – 0.0%
87,333	2.300	09/01/35	93,050

FHLMC – 2.5%
15,143	5.000	05/01/18	15,868
333,792	6.000	08/01/27	377,331
31,903	5.000	08/01/33	35,217
5,954	5.000	09/01/33	6,572
8,666	5.000	10/01/33	9,566
5,036	6.000	12/01/33	5,795
7,547	5.000	11/01/34	8,328
468,439	5.000	12/01/34	516,859
12,473	5.000	07/01/35	13,762
8,226	5.000	11/01/35	9,081
69,626	6.500	08/01/37	81,496
190,826	6.500	10/01/37	223,985
22,435	6.500	09/01/38	25,777
379,044	6.000	01/01/39	429,509
338,420	7.000	02/01/39	396,826
92,819	5.000	03/01/39	101,995
27,126	5.000	05/01/39	29,808
51,516	5.000	04/01/40	57,201
10,783	5.000	08/01/40	11,909
1,386,643	5.500	08/01/40	1,549,622
9,576	5.000	04/01/41	10,625
8,620	5.000	06/01/41	9,533
6,937,354	3.500	04/01/43	7,160,109

			11,086,774

FNMA – 10.8%
922,818	3.070	12/01/17	954,266
731,511	2.800	03/01/18	757,416
1,600,000	4.506	06/01/19	1,712,144
49,861	6.000	06/01/21	54,383
56,112	5.000	08/01/23	61,153
30,372	5.500	09/01/23	33,251
18,051	5.500	10/01/23	19,853
128,450	5.000	02/01/24	139,661
604,452	5.500	05/01/25	633,898
62	6.000	03/01/32	71
81,462	6.000	12/01/32	93,598
1,647	5.500	03/01/33	1,860
138,906	5.500	04/01/33	157,454
256	6.000	05/01/33	298
4,252	5.000	08/01/33	4,703
1,122	5.500	09/01/33	1,267
35,774	5.500	12/01/33	40,427
225	6.000	12/01/33	258
1,462	5.500	02/01/34	1,653
16,406	6.000	02/01/34	18,855
3,003	5.500	03/01/34	3,401
254	5.500	04/01/34	289
7,018	5.500	09/01/34	7,932

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,938	5.500%	10/01/34		$ 3,327
9,475	5.500	12/01/34		10,730
49,143	5.000	04/01/35		55,048
166	6.000	04/01/35		191
7,726	5.500	05/01/35		8,709
2,791	5.500	07/01/35		3,149
617,483	6.000	07/01/35		702,252
1,832	5.500	09/01/35		2,074
137,807	6.000	09/01/35		156,725
5,805	6.000	03/01/36		6,668
9,789	6.000	04/01/36		11,243
132,136	6.000	06/01/36		149,981
114	5.500	02/01/37		129
206	5.500	04/01/37		232
159	5.500	05/01/37		180
33,786	6.000	12/01/37		38,340
19,009	5.500	02/01/38		21,394
1,969	6.000	02/01/38		2,234
322	5.500	03/01/38		363
93,172	6.000	03/01/38		105,728
139,110	6.000	05/01/38		157,885
227	5.500	06/01/38		257
271	5.500	07/01/38		305
327	5.500	08/01/38		369
257	5.500	09/01/38		290
450,284	6.000	10/01/38		510,965
408,199	6.000	11/01/38		465,300
94	5.500	12/01/38		107
96,862	6.000	12/01/38		110,241
45,142	4.500	02/01/39		48,765
404,175	6.000	02/01/39		458,786
223,774	7.000	03/01/39		256,949
22,779	4.500	04/01/39		24,885
5,196	5.500	06/01/39		5,865
620,671	6.000	07/01/39		704,860
25,318	4.500	08/01/39		27,659
630,955	6.000	09/01/39		715,985
44,700	6.000	10/01/39		50,737
4,566	5.500	11/01/39		5,153
279,323	4.500	12/01/39		305,150
118,904	6.000	01/01/40		134,932
336,249	4.500	06/01/40		363,962
131,518	6.000	10/01/40		149,246
1,116,426	6.000	05/01/41		1,266,912
136,457	4.500	08/01/41		148,136
556,087	3.000	08/01/42		558,978
482,595	3.000	09/01/42		485,272
71,931	3.000	10/01/42		72,333
257,604	3.000	11/01/42		258,992
3,111,382	3.000	12/01/42		3,126,433
2,508,963	3.000	01/01/43		2,520,179
1,070,004	3.000	02/01/43		1,074,805
428,757	3.000	03/01/43		430,751
696,590	3.000	04/01/43		699,827
307,069	3.000	05/01/43		308,496
82,275	3.000	06/01/43		82,542
760,484	3.000	07/01/43		762,950
862,240	3.000	04/01/45		859,916
2,000,000	2.500	TBA-15yr	(e)	2,023,750
1,000,000	3.000	TBA-15yr	(e)	1,035,703
16,000,000	4.000	TBA-30yr	(e)	16,950,000
3,000,000	4.500	TBA-30yr	(e)	3,243,516
2,000,000	5.000	TBA-30yr	(e)	2,209,375

				48,594,307

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – 9.3%
$195,040	3.950%	07/15/25		$ 206,327
92,858	5.500	11/15/32		106,442
70,852	5.500	01/15/33		81,144
82,429	5.500	02/15/33		94,402
92,977	5.500	03/15/33		106,483
99,035	5.500	07/15/33		112,644
52,750	5.500	08/15/33		60,412
37,329	5.500	09/15/33		42,751
50,153	5.500	04/15/34		57,354
61,170	5.500	05/15/34		69,952
467,432	5.500	09/15/34		534,539
367,213	5.500	12/15/34		419,931
385,552	5.500	01/15/35		437,415
2,158	5.500	05/15/36		2,437
38,290	5.000	11/15/40		42,701
498,991	3.500	05/20/45		518,485
500,000	3.500	06/20/45		519,533
4,000,000	4.000	07/20/45		4,258,750
4,000,000	3.000	TBA-30yr	(e)	4,038,438
29,000,000	3.500	TBA-30yr	(e)	30,098,827

				41,808,967

TOTAL FEDERAL AGENCIES				$101,583,098

TOTAL MORTGAGE-BACKED OBLIGATIONS				$126,410,929

Agency Debentures – 2.0%
FFCB
$1,400,000	3.500%	12/20/23		$ 1,500,215
FHLB
2,400,000	4.625	09/11/20		2,724,318
1,200,000	3.000	09/10/21		1,256,085
400,000	5.375	08/15/24		488,485
FHLMC
400,000	2.375	01/13/22		405,132
FNMA
800,000	6.250	05/15/29		1,094,072
Tennessee Valley Authority
1,200,000	3.875	02/15/21		1,316,480

TOTAL AGENCY DEBENTURES				$ 8,784,787

Asset-Backed Securities – 12.7%
Collateralized Loan Obligations – 10.6%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)(c)
$2,339,209	0.905%	11/01/18		$ 2,319,658
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
2,600,000	1.484	04/18/24		2,510,820
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
400,000	0.753	10/14/22		394,806
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
2,650,000	1.168	10/14/22		2,608,660
Crown Point CLO lll Ltd. Series 2015-3A, Class ACOM(b)(c)
3,900,000	1.803	12/31/27		3,848,520
Crown Point CLO lll Ltd. Series 2015-3A, Class B(b)(c)
450,000	3.317	12/31/27		435,967

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)(c)
$1,158,552	1.481%	11/21/22	$ 1,145,808
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(b)(c)
483,434	0.518	07/31/21	477,908
Greywolf CLO V Ltd. Series 2015-1A, Class A1(b)(c)
1,450,000	1.871	04/25/27	1,450,245
Greywolf CLO V Ltd. Series 2015-1A, Class A2(b)(c)
300,000	2.671	04/25/27	300,844
Halcyon Loan Advisors Funding Ltd. Series 2015-1A, Class A(b)(c)
1,700,000	1.721	04/20/27	1,684,275
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)(c)
2,300,000	1.727	07/25/27	2,274,700
NewMark Capital Funding CLO Ltd. Series 2013-1A, Class A2(b)(c)
2,500,000	1.382	06/02/25	2,459,878
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
2,200,000	1.524	11/22/23	2,181,300
OFSI Fund V Ltd. Series 2013-5A, Class COMB(c)
1,650,000	1.618	04/17/25	1,617,000
Red River CLO Ltd. Series 1A, Class A(b)(c)
1,027,150	0.548	07/27/18	1,017,939
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)(c)
1,850,000	1.787	07/25/26	1,828,355
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A(b)(c)
3,550,000	1.792	04/15/27	3,539,886
Sound Point CLO Vlll Ltd. Series 2015-1A, Class B(b)(c)
700,000	2.312	04/15/27	689,455
SPS Servicer Advance Receivables Trust Series 2015-T1, Class A(c)
8,700,000	2.530	06/15/45	8,699,964
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
4,993,761	0.503	08/01/22	4,929,326
York CLO Ltd. Series 2014-1A, Class A(b)(c)
1,500,000	1.826	01/22/27	1,493,778

			47,909,092

Home Equity – 0.6%
Bayview Opportunity Master Fund IIIb RPL Trust Series 2015-3, Class A1(c)(f)
307,885	3.623	04/28/30	307,577
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(b)
7,141	0.987	10/27/32	6,810
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(b)
4,347	0.845	10/25/32	4,216
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1(b)
107,316	0.985	12/25/42	107,065
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(b)
1,483	0.805	01/25/32	1,323
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1(b)
101,603	7.000	09/25/37	100,740
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(b)
47,799	7.000	09/25/37	48,384
GSAMP Trust Series 2006-HE8, Class A2C(b)
1,350,000	0.355	01/25/37	1,138,636
Home Equity Asset Trust Series 2002-1, Class A4(b)
257	0.785	11/25/32	232
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3(b)
1,400,000	0.415	04/25/37	911,380
Renaissance Home Equity Loan Trust Series 2003-2, Class A(b)
1,350	1.065	08/25/33	1,273
Renaissance Home Equity Loan Trust Series 2003-3, Class A(b)
4,275	0.685	12/25/33	4,139

			2,631,775

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – 1.5%
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
	$2,350,000	1.059%		10/25/56	$ 2,343,068
SLM Student Loan Trust Series 2006-2, Class A5
	4,400,000	0.387		07/25/25	4,367,786

					6,710,854

TOTAL ASSET-BACKED SECURITIES					$ 57,251,721

Foreign Debt Obligations – 4.5%
Sovereign – 4.3%
Dominican Republic
DOP	100,001	10.375%		03/04/22	$ 2,293
	300,000	14.500		02/10/23	8,037
	$210,000	6.600		01/28/24	226,275
	280,000	6.600	(c)	01/28/24	301,700
	191,000	8.625		04/20/27	229,678
DOP	100,000	11.375		07/06/29	2,343
	$350,000	6.850		01/27/45	357,875
Federal Republic of Brazil(d)
	1,370,000	4.250		01/07/25	1,318,625
Italy Buoni Poliennali Del Tesoro
EUR	1,800,000	3.750		05/01/21	2,253,902
	2,600,000	5.500		11/01/22	3,588,252
Republic of Colombia
	$530,000	4.000		02/26/24	527,350
	500,000	8.125		05/21/24	640,750
Republic of Croatia
EUR	150,000	3.875		05/30/22	166,956
	$270,000	5.500		04/04/23	277,762
Republic of Indonesia
	320,000	4.125	(c)	01/15/25	314,000
	220,000	7.750		01/17/38	279,950
Republic of Peru
	360,000	6.550		03/14/37	447,300
Republic of Turkey
	820,000	6.250		09/26/22	912,250
Republic of Venezuela
	70,000	6.000		12/09/20	26,075
	50,000	9.000		05/07/23	19,500
	880,000	8.250		10/13/24	330,000
	40,000	7.650		04/21/25	14,700
	60,000	11.750		10/21/26	25,950
	40,000	9.250		09/15/27	17,000
	250,000	9.250		05/07/28	96,250
	130,000	11.950		08/05/31	55,900
	60,000	9.375		01/13/34	23,550
	50,000	7.000		03/31/38	17,625
Spain Government Bond(c)
EUR	1,600,000	5.500		04/30/21	2,179,397
	10,000	5.150		10/31/44	14,888
United Mexican States
MXN	4,103,080	0.000	(g)	07/02/15	260,681
	2,978,490	0.000	(g)	07/16/15	189,211
	6,951,340	0.000	(g)	07/23/15	440,879
	7,951,400	0.000	(g)	09/10/15	502,910
	7,025,800	0.000	(g)	09/17/15	443,888
	1,511,190	0.000	(g)	09/24/15	95,455
	20,893,590	0.000	(g)	10/01/15	1,318,373
	2,128,400	6.500		06/10/21	141,264
	186,400	8.000		12/07/23	13,401
	4,356,000	7.500		06/03/27	304,123
	1,065,300	8.500		05/31/29	80,572

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States – (continued)
	$700,000	4.750%	03/08/44	$ 666,750
	480,000	4.600	01/23/46	445,200

				19,578,840

Supranational – 0.2%
Inter-American Development Bank
	700,000	1.000	02/27/18	692,636

TOTAL FOREIGN DEBT OBLIGATIONS				$ 20,271,476

Structured Note – 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	4,361,164	6.000%	08/15/40	$ 1,376,858

Municipal Debt Obligations – 1.4%
California – 0.5%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$ 303,570
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	756,412
East Bay Municipal Utility Disrtict Water System RB Build America Series 2010
	900,000	5.874	06/01/40	1,100,988

				2,160,970

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	553,465
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	107,174

				660,639

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	297,158

Puerto Rico – 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	30,000	6.000	07/01/38	19,801
	45,000	6.000	07/01/44	29,475
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	120,000	5.500	07/01/28	81,916
	20,000	5.750	07/01/37	13,026
	35,000	6.000	07/01/47	23,800
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	20,000	5.000	07/01/33	13,002
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	10,000	5.750	07/01/41	6,125
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	15,000	5.500	07/01/32	9,094
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	10,000	5.750	07/01/38	6,100
	10,000	6.000	07/01/39	6,200

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
$1,060,000	5.750%		07/01/28	$ 666,666
15,000	5.125		07/01/37	9,038
75,000	5.500		07/01/39	45,563
580,000	5.000		07/01/41	346,550
Puerto Rico Commonwealth GO Bonds Series 2007 A
15,000	5.250		07/01/37	8,926
Puerto Rico Commonwealth GO Bonds Series 2014 A
595,000	8.000		07/01/35	401,625
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250		07/01/27	6,190
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(g)
15,000	0.000		08/01/37	1,159
15,000	0.000		08/01/38	1,083
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
105,000	5.250		08/01/27	57,750
325,000	0.000	(f)	08/01/32	170,703
95,000	5.750		08/01/37	52,250
15,000	6.375		08/01/39	8,306
235,000	6.000		08/01/42	129,837
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
50,000	0.000	(f)	08/01/33	19,146
70,000	5.500		08/01/37	38,500
55,000	5.375		08/01/39	30,250
550,000	5.500		08/01/42	302,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
15,000	5.375		08/01/38	8,250
70,000	6.000		08/01/39	38,675
750,000	5.250		08/01/41	412,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
70,000	5.000		08/01/43	38,500
50,000	5.250		08/01/43	27,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
95,000	5.500		08/01/28	52,250
15,000	6.125		08/01/29	8,363

				3,090,619

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 6,209,386

Government Guarantee Obligations(h) – 1.2%
Hashemite Kingdom of Jordan Government AID Bond
$1,600,000	2.503%		10/30/20	$ 1,641,267
Israel Government AID Bond
2,000,000	5.500		09/18/23	2,420,628
300,000	5.500		12/04/23	363,827
650,000	5.500		04/26/24	789,494
40,000	5.500		09/18/33	51,262

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 5,266,478

U.S. Treasury Obligations – 20.8%
United States Treasury Bonds
$600,000	3.625%		08/15/43	$ 659,874
7,600,000	3.750	(i)	11/15/43	8,546,656
3,500,000	3.625	(i)	02/15/44	3,847,235
United States Treasury Inflation Protected Securities
1,358,864	0.125		01/15/22	1,348,455
406,644	0.375		07/15/23	408,612
1,652,722	0.625		01/15/24	1,683,199

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities – (continued)
$2,761,126	1.375%	02/15/44	$ 2,949,214
United States Treasury Notes
1,400,000	0.500	06/30/16	1,402,520
21,100,000	1.750	09/30/19	21,352,776
5,100,000	1.500	05/31/20	5,072,103
4,000,000	1.625	06/30/20	3,999,360
10,000,000	2.250	04/30/21	10,209,800
3,400,000	2.000	05/31/21	3,421,726
6,300,000	1.875	05/31/22	6,229,629
1,000,000	2.125	06/30/22	1,004,140
21,700,000	2.250	11/15/24	21,562,422

TOTAL U.S. TREASURY OBLIGATIONS			$ 93,697,721

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaptions
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
3,800,000	1.465%	10/30/15	$ 19,680

Shares	Description		Value
Investment Company(j) – 12.3%
55,172,010	Goldman Sachs Financial Square Government Fund - FST Shares		$ 55,172,010

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 1.6%
Commercial Paper – 1.6%
Barclays Bank PLC
$3,250,000	0.010%	04/13/16	$ 3,250,000
Omnicom Cap, Inc.
2,000,000	0.426	07/08/15	1,999,837
Whirlpool Corp.
2,000,000	0.487	08/24/15	1,998,560

TOTAL SHORT-TERM INVESTMENTS			$ 7,248,397

TOTAL INVESTMENTS – 115.2%			$517,894,503

Reverse Repurchase Agreements – (0.5)%
Citibank NA Reverse Repurchase Agreement
$(1,346,025)	1.000%	06/18/16	$ (1,346,025)
Royal Bank of Canada Reverse Repurchase Agreement
(690,200)	1.500	05/07/16	(690,200)
Royal Bank of Canada Reverse Repurchase Agreement
(191,000)	2.500	05/11/16	(191,000)

TOTAL REVERSE REPURCHASE AGREEMENTS			$ (2,227,225)

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.7)%			(65,965,088)

NET ASSETS – 100.0%			$449,702,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $86,905,419, which represents approximately 19.3% of net assets as of June 30, 2015.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2015, the value of securities pledged amounted to $2,171,206.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $59,599,609 which represents approximately 13.3% of net assets as of June 30, 2015.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2015.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,266,478, which represents approximately 1.2% of net assets as of June 30, 2015.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	09/16/15	$407,014	$7,047
	USD/MXN	09/17/15	819,155	12,845
	USD/MXN	09/18/15	441,018	8,293
Barclays Bank PLC	CHF/CAD	09/16/15	420,110	2,872
	GBP/EUR	09/16/15	803,568	27,903
	PHP/USD	07/03/15	405,604	1,604
	SEK/EUR	09/16/15	1,532,013	20,506
	USD/AUD	09/16/15	808,250	6,147
	USD/KRW	08/03/15	414,691	1,309
	USD/MXN	07/29/15	116,591	2,187
	USD/PHP	07/03/15	406,903	3,097
BNP Paribas SA	SEK/NZD	09/16/15	433,618	21,729
	USD/EUR	09/16/15	2,556,172	26,468
	USD/KRW	07/31/15	415,759	241
Citibank NA (London)	EUR/GBP	09/16/15	830,210	143
	USD/CAD	08/10/15	628,151	7,801
	USD/CAD	09/16/15	697,472	11,474
	USD/KRW	07/17/15	825,362	1,638
	USD/NZD	09/16/15	335,765	11,899
	USD/RUB	07/29/15	187,289	1,873
Credit Suisse International (London)	EUR/USD	09/16/15	815,844	3,195
	USD/MXN	07/23/15	625,518	12,883
	USD/RUB	07/27/15	179,462	2,078
Deutsche Bank AG (London)	BRL/USD	07/02/15	79,133	497
	EUR/USD	09/16/15	1,075,630	233
	GBP/USD	07/15/15	282,140	7,371
	JPY/USD	09/16/15	1,664,833	7,833
	MXN/USD	09/17/15	815,003	3,003
	USD/EUR	09/16/15	8,506,433	74,354
	USD/KRW	07/27/15	411,934	5,066
	USD/MXN	09/10/15	748,650	13,612
	USD/MXN	09/17/15	401,551	2,449
HSBC Bank PLC	BRL/USD	07/02/15	830,522	16,630
	MYR/USD	07/31/15	420,754	4,754
	USD/BRL	07/02/15	120,199	1,231
	USD/CNH	09/16/15	1,117,387	672
	USD/KRW	07/17/15	825,368	1,632
	USD/RUB	07/29/15	189,328	2,118
JPMorgan Chase Bank (London)	GBP/USD	07/15/15	1,145,352	22,818
	JPY/USD	07/27/15	842,996	15,932
	RUB/USD	07/09/15	399,398	2,320
	USD/BRL	07/02/15	401,685	1,315
	USD/MXN	07/02/15	258,930	5,210
	USD/MXN	10/01/15	400,747	6,612
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	803,462	14,028
	INR/USD	07/01/15	2,772,005	13,042
	INR/USD	07/31/15	514,067	201
	TRY/USD	09/16/15	413,149	11,835
	USD/INR	07/01/15	515,585	502
Royal Bank of Canada	BRL/USD	07/02/15	1,366,940	13,989
	USD/EUR	08/07/15	224,200	1,700
	USD/EUR	09/16/15	822,541	7,792
	USD/MXN	10/01/15	257,522	5,237
	USD/NZD	09/16/15	367,238	14,366

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Scotland PLC	USD/NZD	09/16/15	$409,296	$4,728
Standard Chartered Bank	AUD/USD	09/16/15	415,649	388
	JPY/USD	09/16/15	846,038	13,038
	USD/KRW	07/22/15	406,775	6,225
State Street Bank and Trust	USD/CAD	09/16/15	719,033	4,424
	USD/CNH	09/16/15	1,037,493	258
	USD/EUR	09/16/15	1,607,135	16,484
UBS AG (London)	BRL/USD	07/02/15	1,026,561	33,374
	EUR/USD	09/16/15	272,771	2,135
	JPY/USD	09/16/15	1,660,061	19,351
	KRW/USD	07/02/15	408,730	2,558
	USD/EUR	09/16/15	1,658,474	5,858
	USD/KRW	07/02/15	408,730	2,270
	USD/KRW	08/28/15	794,386	8,380
	USD/MXN	07/29/15	604,622	8,919
	USD/MYR	07/07/15	393,181	7,583
	USD/NZD	09/16/15	804,455	14,909
Westpac Banking Corp.	AUD/USD	09/16/15	415,649	2,731
	CAD/CHF	09/16/15	634,097	4,903
	CHF/CAD	09/16/15	210,285	829
	INR/USD	07/29/15	411,284	677
	USD/AUD	09/16/15	2,272,684	14,455
	USD/EUR	08/07/15	9,762,985	88,055
	USD/EUR	09/16/15	954,676	7,365
	USD/MYR	07/07/15	390,751	4,985
	USD/SEK	08/19/15	270,490	2,292

TOTAL				$750,760

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	HUF/USD	09/16/15	$974,009	$(6,224)
	MXN/USD	09/17/15	1,485,384	(22,674)
	USD/JPY	09/16/15	820,600	(11,600)
Barclays Bank PLC	KRW/USD	07/27/15	412,771	(4,229)
	NZD/USD	09/16/15	399,872	(10,432)
	USD/INR	07/01/15	673,517	(6,038)
BNP Paribas SA	USD/CNH	09/16/15	1,032,127	(123)
	USD/KRW	07/13/15	416,025	(911)
	USD/RUB	07/09/15	415,161	(11,161)
Citibank NA (London)	AUD/USD	09/16/15	810,555	(11,526)
	GBP/USD	09/16/15	408,296	(4,727)
	HUF/USD	09/16/15	1,008,269	(22,825)
	USD/EUR	09/16/15	2,504,453	(19,806)
	USD/GBP	07/15/15	1,418,685	(29,627)
	USD/GBP	09/16/15	507,651	(12,729)
	USD/JPY	07/27/15	701,400	(10,967)
Credit Suisse International (London)	EUR/USD	09/16/15	824,773	(5,368)
	USD/JPY	09/16/15	840,901	(7,901)
	USD/RUB	07/27/15	233,086	(1,086)
Deutsche Bank AG (London)	EUR/USD	09/16/15	412,944	(744)
	USD/BRL	07/02/15	146,516	(4,656)
	USD/BRL	08/04/15	78,190	(449)
	USD/EUR	09/16/15	272,771	(669)
	USD/INR	07/01/15	414,537	(3,537)
	USD/KRW	08/03/15	415,860	(1,860)
	USD/SGD	09/16/15	416,949	(949)
HSBC Bank PLC	BRL/USD	08/04/15	416,545	(404)
	EUR/GBP	09/16/15	834,847	(11,190)
	EUR/NOK	09/16/15	678,060	(1,655)
	MXN/USD	09/17/15	1,372,190	(24,131)
	USD/BRL	07/02/15	2,615,988	(48,271)
JPMorgan Chase Bank (London)	EUR/USD	09/16/15	822,541	(5,037)
	MXN/USD	09/17/15	1,377,945	(23,510)
	MYR/USD	07/13/15	400,631	(2,369)
	NOK/EUR	09/16/15	676,405	(1,165)
	RUB/USD	07/02/15	400,520	(10,480)
	USD/CNH	09/16/15	414,209	(209)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Chase Bank (London) (continued)	USD/INR	07/01/15	$818,086	$(9,086)
	USD/JPY	09/16/15	1,265,065	(16,065)
	USD/RUB	07/02/15	400,520	(2,456)
	USD/TRY	09/16/15	415,199	(12,199)
	USD/TWD	07/13/15	811,338	(5,417)
	USD/TWD	07/21/15	405,259	(80)
Morgan Stanley & Co. International PLC	USD/BRL	07/02/15	408,676	(6,676)
	USD/INR	07/01/15	350,280	(3,906)
	USD/JPY	09/16/15	1,659,403	(5,403)
Royal Bank of Canada	CAD/USD	09/16/15	828,669	(3,331)
	EUR/USD	09/16/15	1,641,733	(35,928)
	USD/BRL	07/02/15	413,554	(554)
	USD/BRL	10/02/15	1,322,860	(13,257)
	USD/MYR	07/07/15	1,166,739	(5,504)
Royal Bank of Scotland PLC	CLP/USD	07/22/15	407,109	(5,891)
	EUR/USD	09/16/15	287,209	(1,968)
	MXN/USD	09/17/15	4,146,539	(52,248)
	PLN/USD	09/16/15	566,934	(8,475)
	USD/TRY	09/16/15	408,530	(2,530)
Standard Chartered Bank	MYR/USD	07/07/15	402,599	(4,401)
	MYR/USD	07/13/15	401,274	(1,726)
	PLN/USD	09/16/15	519,611	(8,465)
	USD/CNH	09/16/15	828,235	(1,235)
	USD/TWD	07/29/15	833,150	(150)
	USD/TWD	08/03/15	415,244	(1,244)
State Street Bank and Trust	EUR/USD	09/16/15	801,336	(5,021)
	GBP/EUR	09/16/15	830,106	(1,663)
	USD/CAD	09/16/15	815,497	(3,497)
	USD/JPY	09/16/15	681,087	(6,311)
UBS AG (London)	EUR/USD	09/16/15	2,473,203	(27,524)
	HUF/USD	09/16/15	974,603	(22,378)
	NZD/USD	07/13/15	249,877	(18,240)
	PLN/USD	09/16/15	525,909	(12,247)
	USD/JPY	09/16/15	414,648	(1,648)
	USD/KRW	07/31/15	407,241	(1,347)
	USD/SGD	09/16/15	1,183,120	(978)
	USD/ZAR	09/16/15	424,911	(10,911)
Westpac Banking Corp.	CAD/USD	08/10/15	591,496	(7,586)
	NZD/USD	09/16/15	1,212,172	(51,943)
	USD/EUR	09/16/15	543,448	(1,060)
	USD/JPY	09/16/15	414,809	(1,809)
	USD/SGD	09/16/15	1,185,736	(2,516)

TOTAL				$(726,113)

FORWARD SALES CONTRACTS — At June 30, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FHLMC (Proceeds Receivable: $(6,172,734))	3.500%	TBA - 30yr	07/14/15	$(6,000,000)	$(6,170,625)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	38	September 2015	$3,672,528	$11,884
Canada 10 Year Government Bonds	68	September 2015	7,622,098	43,471
French 10 Year Government Bonds	(25)	September 2015	(4,082,300)	5,949
Italian 10 Year Government Bonds	23	September 2015	3,338,785	(20,737)
Ultra Long U.S. Treasury Bonds	64	September 2015	9,860,000	10,305
5 Year German Euro-Bobl	601	September 2015	86,821,787	25,930
10 Year German Euro-Bund	47	September 2015	7,964,485	72,406
2 Year U.S. Treasury Notes	306	September 2015	66,994,875	87,879
5 Year U.S. Treasury Notes	58	September 2015	6,916,953	18,397
10 Year U.S. Treasury Notes	(254)	September 2015	(32,047,656)	42,797
20 Year U.S. Treasury Bonds	(48)	September 2015	(7,240,500)	18,275

TOTAL				$316,556

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	MYR	380	08/14/23	3 month KLIBOR	4.485%	$(1,571)
Citibank NA	KRW	1,102,660	10/06/17	2.239%	3 month KWCDC	12,365
	MYR	1,220	11/19/18	3 month KLIBOR	3.915	(1,049)
	KRW	2,257,900	08/08/23	3 month KWCDC	3.450	(203,106)
		231,040	08/16/23	3 month KWCDC	3.485	(21,297)
	MYR	775	11/15/23	3 month KLIBOR	4.450	(2,504)
Deutsche Bank AG	KRW	765,310	10/06/17	2.245	3 month KWCDC	8,689
		3,978,210	10/15/17	2.253	3 month KWCDC	45,883
	MYR	1,100	11/14/18	3 month KLIBOR	3.880	(627)
		330	08/14/23	3 month KLIBOR	4.490	(1,657)
JPMorgan Securities, Inc.	KRW	291,170	08/19/23	3 month KWCDC	3.563	(28,448)
	MYR	420	09/26/23	3 month KLIBOR	4.330	(679)
	KRW	133,720	01/15/24	3 month KWCDC	3.445	(12,504)
Morgan Stanley & Co. International PLC		1,213,740	10/29/17	2.175	3 month KWCDC	11,757
	MYR	1,440	11/20/18	3 month KLIBOR	3.934	(1,453)
	KRW	225,810	08/16/23	3 month KWCDC	3.485	(20,830)

TOTAL						$(217,031)

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

CAD	45,975		04/21/17	1.000%	6 month CDOR	$(20,133)	$93,313
NOK	92,915		05/11/17	1.000	3 month NIBOR	(284,564)	212,205
	44,050	(a)	07/01/17	1.000	3 month NIBOR	(36,114)	5,498
	$15,620	(a)	05/05/20	2.175	3 month LIBOR	5,167	(71,689)
EUR	2,570	(a)	05/11/20	0.600	6 month EURO	(49,201)	40,470
	1,640	(a)	05/22/20	0.550	6 month EURO	(22,572)	13,738
	12,900	(a)	09/16/20	0.500	6 month EURO	(78,318)	41,478
	$3,200	(a)	09/16/20	3 month LIBOR	2.250%	(55,152)	(2,132)
SEK	134,300	(a)	09/16/20	3 month STIBOR	0.750	78,853	(9,577)
	$26,500	(a)	06/24/21	2.923	3 month LIBOR	2,112	13,242
	15,000	(a)	09/16/22	3 month LIBOR	2.500	61,101	(345,500)
EUR	2,900	(a)	09/16/22	6 month EURO	0.750	(5,620)	26,721
	7,980	(a)	05/15/24	1.100	6 month EURO	546	37,166
	3,560	(a)	05/15/24	6 month EURO	0.800	21,731	62,570
	9,900	(a)	02/27/25	1.150	6 month EURO	(159,350)	(166,763)
	21,480	(a)	05/11/25	1.568	6 month EURO	(21,172)	(255,083)
	12,730	(a)	06/08/25	1.850	6 month EURO	(37,184)	53,518
	4,120	(a)	09/16/25	1.250	6 month EURO	(7,224)	31,711
SEK	8,830	(a)	09/16/25	1.750	3 month STIBOR	16,905	(8,793)
EUR	10,750	(a)	09/16/25	2.000	6 month EURO	34,432	35,381
GBP	2,720	(a)	09/16/25	2.250	6 month BP	(501)	30,181
CAD	920	(a)	09/16/25	2.750	6 month CDOR	27,374	8,944
	$25,820	(a)	09/16/25	3 month LIBOR	2.750	(538,394)	(18,513)
NZD	500	(a)	09/16/25	3 month NZDOR	4.250	(2,853)	(6,086)
AUD	740	(a)	09/16/25	6 month AUDOR	3.500	(3,548)	(1,753)
GBP	8,020	(a)	09/16/25	6 month BP	2.750	(17,939)	(49,578)
JPY	324,670	(a)	09/16/25	6 month JYOR	0.750	(6,878)	(16,891)
SEK	111,730	(a)	12/16/25	1.500	3 month STIBOR	(478,592)	(194,475)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	32,680	(a)	12/16/25	1.500%	6 month EURO	$(621,461)	$(95,564)
		$31,820	(a)	12/16/25	3 month LIBOR	3.000%	103,580	234,346
	GBP	3,180	(a)	12/16/25	6 month BP	2.750	(58,388)	35,015
	JPY	1,107,280	(a)	12/16/25	6 month JYOR	1.000	25,960	(1,468)
		$5,090	(a)	05/05/27	3 month LIBOR	2.606	(3,788)	159,151
		6,800	(a)	06/24/29	3 month LIBOR	3.218	6,159	(2,708)
	EUR	9,600	(a)	02/27/30	6 month EURO	1.350	(300,117)	943,713
		6,620	(a)	06/08/30	6 month EURO	2.100	(17,358)	(20,127)
		$11,900	(a)	09/16/30	3.000	3 month LIBOR	1,133,505	(770,042)
	EUR	5,790	(a)	09/16/30	6 month EURO	1.500	(171,071)	196,543
		2,870	(a)	02/27/35	1.400	6 month EURO	2,742	(276,228)
		8,110	(a)	05/11/35	6 month EURO	1.695	98,316	342,398
	JPY	479,230	(a)	09/16/45	1.500	6 month JYOR	(59,268)	61,679
	GBP	3,390	(a)	09/16/45	6 month BP	2.750	(289,211)	(189,586)

TOTAL							$(1,727,488)	$176,425

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 7.500% 10/28/27	$60	(1.000)%	06/20/19	0.707%	$(284)	$(411)
		40	(1.000)	06/20/19	0.707	(211)	(252)
Barclays Bank PLC		270	(1.000)	03/20/19	0.665	(783)	(2,578)
Citibank NA		3,080	(1.000)	03/20/19	0.665	(10,708)	(27,637)
		4,940	(1.000)	06/20/19	0.707	(19,284)	(37,951)
JPMorgan Securities, Inc.		270	(1.000)	03/20/19	0.665	(706)	(2,655)
		120	(1.000)	06/20/19	0.707	(645)	(746)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	2,425	1.000	06/20/16	0.157	673	20,082

TOTAL						$(31,948)	$(52,148)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 24	$21,225	1.000%	06/20/20	0.701%	$365,543	$(60,111)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$518,248,390

Gross unrealized gain	7,911,597
Gross unrealized loss	(8,265,484)

Net unrealized security loss	$(353,887)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 31.5%
Automotive – 0.7%
Ford Motor Credit Co. LLC
$3,250,000	5.875%		08/02/21	$ 3,683,347
General Motors Financial Co., Inc.
1,125,000	3.250		05/15/18	1,151,854
1,755,000	3.500		07/10/19	1,792,822

				6,628,023

Banks – 7.4%
American Express Co.(a)
1,050,000	3.625		12/05/24	1,022,189
2,475,000	6.800	(b)	09/01/66	2,543,062
Bank of America Corp.
3,225,000	4.125		01/22/24	3,304,657
2,300,000	4.000		04/01/24	2,340,012
Bank of Scotland PLC(c)
400,000	5.250		02/21/17	426,759
BNP Paribas SA
1,925,000	2.375		05/21/20	1,901,866
CBA Capital Trust II(a)(b)(c)
4,140,000	6.024		12/31/49	4,222,800
Compass Bank(a)
875,000	1.850		09/29/17	873,296
1,000,000	2.750		09/29/19	992,906
Credit Suisse Group Funding Guernsey Ltd.(c)
2,675,000	3.750		03/26/25	2,564,146
Credit Suisse New York
1,475,000	2.300		05/28/19	1,470,697
Discover Bank(a)
1,075,000	3.100		06/04/20	1,076,529
Discover Financial Services(a)
2,000,000	3.750		03/04/25	1,900,770
HSBC Holdings PLC(a)(b)
1,225,000	6.375		03/30/49	1,231,125
ING Bank NV(a)(b)
2,025,000	4.125		11/21/23	2,080,048
Intesa Sanpaolo SPA
3,400,000	3.125		01/15/16	3,425,918
3,850,000	3.875		01/16/18	3,989,705
1,550,000	5.017	(c)	06/26/24	1,505,701
JPMorgan Chase & Co.(a)(b)
2,250,000	5.300		05/01/49	2,233,350
KBC Bank NV(a)(b)
1,600,000	8.000		01/25/23	1,748,000
LBG Capital No.1 PLC(a)(b)(c)
1,250,000	8.000		06/15/49	1,439,063
Lloyds Bank PLC
1,575,000	2.300		11/27/18	1,582,985
Macquarie Bank Ltd.(c)
350,000	2.600		06/24/19	351,950
1,775,000	6.625		04/07/21	2,033,117
NRAM PLC(c)
8,900,000	5.625		06/22/17	9,712,890
PNC Preferred Funding Trust II(a)(b)(c)
3,200,000	1.508		03/29/49	2,880,000
Regions Bank
311,000	7.500		05/15/18	355,739
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191		12/31/49	3,659,125
Royal Bank of Scotland PLC(a)(b)
1,025,000	9.500		03/16/22	1,135,188

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Bank NA
$1,900,000	2.000	%(a)	01/12/18	$ 1,895,589
975,000	8.750		05/30/18	1,131,909
Santander Holdings USA, Inc.(a)
650,000	2.650		04/17/20	637,662
Santander UK PLC(c)
1,125,000	5.000		11/07/23	1,151,195
Synchrony Financial(a)
1,900,000	3.000		08/15/19	1,907,300
Wells Fargo & Co.(a)(b)
3,375,000	5.900		06/15/49	3,383,437

				74,110,685

Brokerage – 0.9%
Morgan Stanley, Inc.
7,325,000	3.700		10/23/24	7,288,072
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,928,573

				9,216,645

Chemicals – 0.3%
Ecolab, Inc.
975,000	5.500		12/08/41	1,057,774
Monsanto Co.(a)
1,725,000	4.400		07/15/44	1,525,893

				2,583,667

Consumer Products – 0.2%
Kimberly-Clark Corp.
2,425,000	3.700		06/01/43	2,128,037

Electric – 0.7%
Florida Power & Light Co.(a)
2,132,000	4.125		02/01/42	2,082,368
Pacific Gas & Electric Co.(a)
975,000	3.500		06/15/25	980,270
Puget Sound Energy, Inc.(a)(b)
1,180,000	6.974		06/01/67	1,082,650
Ruwais Power Co. PJSC(c)
740,000	6.000		08/31/36	847,300
Southern California Edison Co.(a)
1,950,000	4.050		03/15/42	1,869,285

				6,861,873

Energy – 1.7%
Anadarko Petroleum Corp.
175,000	8.700		03/15/19	210,896
1,215,000	3.450	(a)(d)	07/15/24	1,192,364
1,350,000	6.450		09/15/36	1,555,201
Apache Corp.(a)
625,000	3.250		04/15/22	612,491
150,000	4.750		04/15/43	138,426
1,450,000	4.250		01/15/44	1,253,584
Canadian Natural Resources Ltd.(a)
1,250,000	3.450		11/15/21	1,254,920
ConocoPhillips Co.(a)
1,510,000	3.350		11/15/24	1,493,877
900,000	4.150		11/15/34	871,727
Continental Resources, Inc.(a)
615,000	4.500		04/15/23	591,322
Devon Energy Corp.(a)
450,000	4.000		07/15/21	468,212
100,000	3.250		05/15/22	98,577
600,000	5.600		07/15/41	627,417
825,000	4.750		05/15/42	787,355

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Dolphin Energy Ltd.(c)
$457,011	5.888%		06/15/19	$ 495,923
Marathon Oil Corp.(a)
1,875,000	2.700		06/01/20	1,866,576
Petroleos Mexicanos
60,000	6.375		01/23/45	61,275
Transocean, Inc.(d)
420,000	6.500		11/15/20	389,025
Valero Energy Corp.
1,400,000	3.650		03/15/25	1,360,384
Weatherford International Ltd.
1,146,000	9.625		03/01/19	1,337,840

				16,667,392

Food & Beverage – 2.6%
Amazon.com, Inc.(a)
2,650,000	3.300		12/05/21	2,675,706
ConAgra Foods, Inc.(a)
1,950,000	3.200		01/25/23	1,790,773
CVS Health Corp.(a)
1,100,000	4.125		05/15/21	1,167,784
2,150,000	3.375		08/12/24	2,090,750
HJ Heinz Co.(a)(c)
1,050,000	2.800		07/02/20	1,051,531
1,550,000	3.950		07/15/25	1,563,302
Pernod-Ricard SA(c)
4,600,000	4.450		01/15/22	4,836,067
SABMiller Holdings, Inc.(c)
775,000	4.950		01/15/42	789,585
Suntory Holdings Ltd.(c)
2,550,000	2.550		09/29/19	2,560,993
Sysco Corp.(a)
1,550,000	2.350		10/02/19	1,560,539
1,025,000	3.500		10/02/24	1,030,968
1,825,000	4.500		10/02/44	1,833,062
Walgreens Boots Alliance, Inc.(a)
3,050,000	2.700		11/18/19	3,056,346

				26,007,406

Health Care Products – 0.4%
Becton Dickinson & Co.
2,000,000	2.675		12/15/19	1,998,039
Medtronic, Inc.(c)
725,000	2.500		03/15/20	725,680
1,275,000	3.150		03/15/22	1,277,939

				4,001,658

Home Construction – 0.3%
MDC Holdings, Inc.
1,950,000	5.625		02/01/20	2,070,849
1,350,000	6.000	(a)	01/15/43	1,153,683

				3,224,532

Life Insurance – 1.1%
AIA Group Ltd.(a)(c)
1,525,000	3.200		03/11/25	1,469,229
Genworth Financial, Inc.
875,000	8.625		12/15/16	940,238
Nippon Life Insurance Co.(a)(b)(c)
275,000	5.100		10/16/44	287,719
Prudential Financial, Inc.(a)(b)
1,125,000	5.375		05/15/45	1,108,125

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
Reliance Standard Life Global Funding II(c)
$2,050,000	2.500%		01/15/20	$ 2,038,537
Teachers Insurance & Annuity Association of America(c)
1,760,000	4.900		09/15/44	1,794,779
The Northwestern Mutual Life Insurance Co.(c)
2,500,000	6.063		03/30/40	2,989,463

				10,628,090

Media – Cable – 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3,000,000	3.800		03/15/22	3,016,806
775,000	4.450	(a)	04/01/24	794,056
2,200,000	3.950	(a)	01/15/25	2,154,691
Time Warner Cable, Inc.
800,000	5.000		02/01/20	859,914
652,000	7.300		07/01/38	730,457
275,000	5.875	(a)	11/15/40	267,313

				7,823,237

Media – Non Cable – 0.8%
21st Century Fox America, Inc.
630,000	3.000		09/15/22	619,372
2,900,000	3.700	(a)	09/15/24	2,907,842
NBCUniversal Media LLC
3,850,000	4.375		04/01/21	4,163,815

				7,691,029

Metals & Mining – 0.9%
Freeport-McMoRan, Inc.(a)
2,175,000	5.400		11/14/34	1,859,600
Glencore Funding LLC(c)
5,025,000	2.700		10/25/17	5,077,104
2,400,000	2.500		01/15/19	2,373,070

				9,309,774

Noncaptive – Financial – 0.9%
GE Capital Trust I(a)(b)
1,475,000	6.375		11/15/67	1,581,938
General Electric Capital Corp.
1,175,000	6.150		08/07/37	1,453,693
International Lease Finance Corp.
4,000,000	5.750		05/15/16	4,095,000
1,400,000	7.125	(c)	09/01/18	1,554,000

				8,684,631

Pharmaceuticals – 2.0%
AbbVie, Inc.(a)
2,600,000	2.500		05/14/20	2,571,888
1,000,000	3.200		11/06/22	989,565
Actavis Funding SCS
2,200,000	2.350		03/12/18	2,212,903
1,400,000	3.450	(a)	03/15/22	1,384,970
900,000	3.800	(a)	03/15/25	881,752
1,325,000	4.850	(a)	06/15/44	1,270,841
Bayer US Finance LLC(c)
3,575,000	3.000		10/08/21	3,601,012
EMD Finance LLC(a)(c)
3,325,000	2.950		03/19/22	3,254,463
Forest Laboratories, Inc.(c)
3,175,000	4.375		02/01/19	3,360,252
900,000	5.000	(a)	12/15/21	976,619

				20,504,265

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 1.7%
Columbia Pipeline Group, Inc.(a)(c)
$925,000	3.300%		06/01/20	$ 925,877
Enbridge, Inc.(a)
700,000	3.500		06/10/24	647,253
Energy Transfer Partners LP(a)
310,000	5.200		02/01/22	322,989
285,000	3.600		02/01/23	267,195
EnLink Midstream Partners LP(a)
1,650,000	4.150		06/01/25	1,606,130
Enterprise Products Operating LLC(a)
315,000	3.350		03/15/23	306,332
185,000	3.750		02/15/25	181,269
2,900,000	8.375	(b)	08/01/66	3,030,500
1,350,000	7.000	(b)	06/01/67	1,343,250
Kinder Morgan, Inc.(a)
1,850,000	3.050		12/01/19	1,840,258
Sunoco Logistics Partners Operations LP(a)
475,000	4.250		04/01/24	461,966
Tennessee Gas Pipeline Co.
425,000	8.375		06/15/32	510,846
The Williams Cos., Inc.(a)
600,000	4.550		06/24/24	581,375
TransCanada PipeLines Ltd.(a)(b)
2,300,000	6.350		05/15/67	2,162,000
Western Gas Partners LP(a)
1,050,000	3.950		06/01/25	1,007,095
Williams Partners LP(a)
2,550,000	3.900		01/15/25	2,397,543

				17,591,878

Property/Casualty Insurance – 0.2%
Arch Capital Group Ltd.
1,200,000	7.350		05/01/34	1,520,463
The Chubb Corp.(a)(b)
725,000	6.375		03/29/67	757,625

				2,278,088

Real Estate Investment Trusts – 2.1%
American Campus Communities Operating Partnership LP(a)
3,175,000	3.750		04/15/23	3,115,062
Camden Property Trust
3,575,000	5.700		05/15/17	3,835,128
HCP, Inc.
2,950,000	6.000		01/30/17	3,149,890
Health Care REIT, Inc.(a)
1,557,000	4.125		04/01/19	1,642,444
Healthcare Trust of America Holdings LP(a)
2,275,000	3.700		04/15/23	2,209,688
Kilroy Realty LP
2,375,000	6.625		06/01/20	2,756,533
1,500,000	3.800	(a)	01/15/23	1,496,652
Select Income REIT(a)
275,000	2.850		02/01/18	277,688
525,000	3.600		02/01/20	533,111
725,000	4.150		02/01/22	714,261
Ventas Realty LP(a)
975,000	3.500		02/01/25	930,175

				20,660,632

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retailers(a) – 0.1%
Walgreens Boots Alliance, Inc.
	$1,475,000	3.800%	11/18/24	$ 1,434,704

Schools – 0.3%
Rensselaer Polytechnic Institute
	2,600,000	5.600	09/01/20	2,956,621

Technology – Hardware – 0.9%
Fiserv, Inc.(a)
	1,425,000	2.700	06/01/20	1,419,874
Hewlett-Packard Co.
	2,775,000	3.000	09/15/16	2,835,970
	1,425,000	2.600	09/15/17	1,448,326
Oracle Corp.(a)
	1,600,000	2.500	05/15/22	1,551,469
QUALCOMM, Inc.
	2,300,000	3.000	05/20/22	2,284,216

				9,539,855

Tobacco – 1.4%
BAT International Finance PLC(c)
	3,625,000	2.750	06/15/20	3,645,565
Imperial Tobacco Finance PLC(c)
	4,920,000	2.050	02/11/18	4,897,402
Reynolds American, Inc.(a)
	5,675,000	4.450	06/12/25	5,780,733

				14,323,700

Transportation(c) – 0.6%
ERAC USA Finance LLC
	3,525,000	2.350	10/15/19	3,501,950
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,225,000	3.375 (a)	02/01/22	1,187,445
	1,425,000	4.250	01/17/23	1,444,111

				6,133,506

Wirelines Telecommunications – 2.5%
AT&T, Inc.(a)
	1,325,000	3.000	06/30/22	1,278,399
Telefonica Emisiones SAU
	1,450,000	5.462	02/16/21	1,601,196
Verizon Communications, Inc.
	6,181,000	2.625	02/21/20	6,158,579
	3,300,000	4.500	09/15/20	3,558,528
	11,000,000	5.150	09/15/23	12,050,677

				24,647,379

TOTAL CORPORATE OBLIGATIONS				$ 315,637,307

Mortgage-Backed Obligations – 31.0%
Adjustable Rate Non-Agency(b) – 1.6%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$2,178,694	0.621%	09/20/66	$ 2,100,459
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	913,364	0.501	09/20/66	876,467
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	1,594,946	0.286	09/20/66	1,719,421
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	$1,951,932	0.521	09/20/66	1,874,539

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Granite Master Issuer PLC Series 2005-4, Class A6
GBP	1,249,787	0.750%	12/20/54	$ 1,951,232
Granite Mortgages PLC Series 2003-3, Class 3A
	179,490	0.949	01/20/44	281,345
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	$884,970	0.428	01/19/36	567,543
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	271,512	0.284	09/21/38	315,659
Leek Finance Number Seventeen PLC Series 2017X, Class A2A
GBP	176,892	0.844	12/21/37	293,052
Leek Finance PLC Series 2017X, Class A2C
EUR	383,266	0.304	12/21/37	451,202
Leek Finance PLC Series 2018X, Class A2B
	$1,855,332	0.525	09/21/38	1,920,818
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	1,327,896	0.996	12/25/46	1,021,104
Paragon Mortgages PLC Series 2013X, Class A2B
EUR	838,967	0.311	01/15/39	864,033
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	$848,340	1.016	07/20/33	827,483
Thrones PLC Series 2013-1, Class A
GBP	765,701	2.063	07/20/44	1,209,961
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	$64,120	2.393	02/25/33	62,834

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 16,337,152

Collateralized Mortgage Obligations – 1.6%
Interest Only(b)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	$440,152	0.000%	07/25/33	$ —
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	486,291	0.000	08/25/33	1

				1

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB
	107,098	36.705	02/16/32	186,549

Planned Amortization Class – 0.0%
FNMA REMIC Series 2003-134, Class ME
	33,854	4.500	06/25/33	35,164
FNMA REMIC Series 2004-64, Class BA
	21,242	5.000	03/25/34	21,810

				56,974

Sequential Fixed Rate – 1.6%
FHLMC REMIC Series 2755, Class ZA
	935,000	5.000	02/15/34	1,030,679
FHLMC REMIC Series 4273, Class PD
	2,682,839	6.500	11/15/43	3,101,414
FNMA REMIC Series 2011-52, Class GB
	2,599,950	5.000	06/25/41	2,873,475
FNMA REMIC Series 2011-99, Class DB
	2,125,000	5.000	10/25/41	2,359,366
FNMA REMIC Series 2012-111, Class B
	490,778	7.000	10/25/42	563,907
FNMA REMIC Series 2012-153, Class B
	1,532,391	7.000	07/25/42	1,795,213
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	110,983	1.840	10/07/20	111,065

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
NCUA Guaranteed Notes Series A4
$3,500,000	3.000%	06/12/19	$ 3,681,788

			15,516,907

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 15,760,431

Commercial Mortgage-Backed Securities – 3.2%
Sequential Fixed Rate – 2.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
$800,000	2.373%	05/25/22	$ 795,972
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
1,364,873	2.779	09/25/22	1,412,510
FHLMC Multifamily Structured Pass-Through Certificates Series K044, Class A2
3,600,000	2.811	01/25/25	3,560,797
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
5,006,044	5.156	02/15/31	5,054,643
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
9,000,000	5.509	04/15/47	9,418,918

			20,242,840

Sequential Floating Rate(b) – 1.1%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
10,342,666	6.058	12/10/49	11,212,816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 31,455,656

Federal Agencies – 24.6%
Adjustable Rate FNMA(b) – 0.9%
$10,348	2.438%	06/01/33	$ 11,028
1,653,887	2.342	07/01/34	1,771,298
3,418,592	2.115	09/01/34	3,604,508
2,611,969	2.386	05/01/35	2,777,746
608,294	2.109	06/01/35	642,364

			8,806,944

FHLMC – 1.8%
740	7.000	02/01/16	745
826	7.000	03/01/16	831
22,371	7.500	05/01/16	22,565
331	5.000	01/01/17	347
2,779	5.000	02/01/17	2,909
2,486	5.000	03/01/17	2,566
232	5.000	04/01/17	243
17,641	5.000	09/01/17	18,478
50,335	5.000	10/01/17	52,718
247	7.000	10/01/17	258
34,223	5.000	11/01/17	35,843
15,446	5.000	12/01/17	16,179
21,655	5.000	01/01/18	22,627
53,715	5.000	02/01/18	55,917
35,934	5.000	03/01/18	37,460
25,692	5.000	04/01/18	26,797
16,098	5.000	05/01/18	16,793
12,837	5.000	06/01/18	13,404
27,254	5.000	07/01/18	28,519
8,039	5.000	08/01/18	8,397
42,444	4.500	09/01/18	44,131
4,134	5.000	10/01/18	4,333

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$7,108	5.000%	11/01/18	$ 7,450
80,210	5.000	06/01/19	84,648
123,505	5.000	05/01/23	136,635
351,383	4.500	10/01/23	379,192
57,624	5.500	10/01/25	64,619
73,021	5.500	11/01/25	81,573
8,346	7.000	06/01/26	9,118
21,254	7.500	12/01/30	23,231
13,731	7.500	01/01/31	15,065
638,656	5.500	03/01/33	718,815
28,952	5.000	10/01/33	31,966
73,093	6.500	10/01/33	85,721
984	5.500	12/01/33	1,112
29,383	5.500	09/01/34	33,015
2,520	5.500	12/01/34	2,836
2,465	5.500	03/01/35	2,765
5,854	5.000	04/01/35	6,462
42,961	5.000	07/01/35	47,402
75,038	5.500	11/01/35	84,241
218,942	5.000	12/01/35	244,060
532	5.500	02/01/36	600
101,387	5.500	06/01/36	113,724
90,657	5.500	08/01/37	101,297
449,564	5.000	01/01/38	493,866
235,917	5.500	03/01/38	264,798
86,162	5.500	04/01/38	96,696
145,945	5.500	08/01/38	164,154
3,392	5.500	09/01/38	3,808
6,549	6.500	09/01/38	7,525
14,965	5.500	11/01/38	16,993
25,839	5.500	12/01/38	28,983
1,195,392	5.000	01/01/39	1,313,302
1,410,082	7.000	02/01/39	1,653,441
8,160	5.500	03/01/39	9,225
307,567	5.000	06/01/39	337,973
10,603	5.500	10/01/39	11,905
21,733	5.500	03/01/40	24,550
49,807	5.500	06/01/40	55,912
32,041	5.000	08/01/40	35,386
8,711	4.500	11/01/40	9,418
28,453	5.000	04/01/41	31,570
25,612	5.000	06/01/41	28,326
10,928,709	3.500	04/01/43	11,279,623

			18,555,061

FNMA – 13.5%
976,850	7.040	08/01/15	978,589
678	8.500	10/01/15	678
270	7.000	01/01/16	272
4,571,946	2.800	03/01/18	4,733,851
2,822,941	3.740	05/01/18	2,996,220
3,480,000	3.840	05/01/18	3,705,647
43,689	5.000	06/01/18	45,729
367,627	4.500	07/01/18	383,122
21,156	4.500	08/01/18	22,048
534	6.500	10/01/18	613
9,000,000	4.506	06/01/19	9,630,810
2,124,223	3.416	10/01/20	2,248,088
1,500,904	3.632	12/01/20	1,605,630
3,880,097	4.375	06/01/21	4,293,353
2,543,321	5.000	03/01/23	2,808,289
175,234	5.500	09/01/23	191,923
54,153	5.500	10/01/23	59,558
513,799	5.000	02/01/24	558,643
71,736	7.000	08/01/27	82,958
2,330	6.500	09/01/27	2,674

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$283,602	7.000%	03/01/28	$ 328,142
4,640	6.500	05/01/28	5,305
19,003	8.000	02/01/31	22,343
128,082	7.000	03/01/31	145,349
1,763	5.500	05/01/33	1,987
37,713	5.000	07/01/33	41,808
66,471	5.000	08/01/33	73,519
2,322	5.000	09/01/33	2,568
13,432	5.500	09/01/33	15,174
2,008	6.500	09/01/33	2,336
22,909	5.000	12/01/33	25,403
929	5.500	12/01/33	1,049
1,341	5.500	01/01/34	1,515
19,689	5.500	02/01/34	22,251
3,044	5.500	04/01/34	3,462
10,413	5.500	05/01/34	11,793
2,834	6.000	07/01/34	3,255
4,090	5.500	08/01/34	4,643
11,533	5.500	10/01/34	13,062
7,316	5.500	11/01/34	8,286
113,471	5.500	12/01/34	128,502
189,671	6.000	02/01/35	215,886
263,491	5.000	04/01/35	295,151
10,086	5.500	04/01/35	11,422
9,315	5.500	07/01/35	10,532
394	5.500	08/01/35	447
28,532	5.500	09/01/35	32,285
1,881	5.500	12/01/35	2,140
428	5.500	02/01/36	484
172,617	5.500	03/01/36	195,159
29,023	6.000	03/01/36	33,338
1,660	5.500	04/01/36	1,877
799,041	6.000	04/01/36	907,025
486,120	6.000	10/01/36	551,772
3,489	5.500	01/01/37	3,943
654,830	6.000	01/01/37	743,346
1,286	5.500	02/01/37	1,453
666,339	6.000	02/01/37	756,157
116,840	6.000	03/01/37	132,595
2,690	5.500	04/01/37	3,037
15,752	6.000	04/01/37	17,875
3,649	5.500	05/01/37	4,121
1,315	5.500	06/01/37	1,484
1,179	5.500	07/01/37	1,327
706,221	6.000	07/01/37	801,415
51	5.500	08/01/37	57
883,113	6.000	08/01/37	1,002,150
203,657	6.000	09/01/37	231,109
642,974	6.000	10/01/37	729,642
550	5.500	12/01/37	620
581,618	6.000	01/01/38	660,017
30,322	5.000	02/01/38	32,881
1,489	5.500	02/01/38	1,680
8,294	5.500	03/01/38	9,360
65,297	6.000	03/01/38	74,632
1,693	5.500	05/01/38	1,911
1,082,544	6.000	05/01/38	1,228,454
8,158	5.500	06/01/38	9,204
93,377	6.000	06/01/38	105,964
6,528	5.500	07/01/38	7,368
3,450	5.500	08/01/38	3,871
3,618	5.500	09/01/38	4,083
499,697	6.000	11/01/38	567,083
5,284	5.500	12/01/38	5,963
396,290	6.000	12/01/38	449,694
120,475	6.000	02/01/39	136,711

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$895,097	7.000%	03/01/39		$ 1,027,795
60,409	4.500	04/01/39		65,994
572,994	6.000	04/01/39		650,230
17,601	4.500	05/01/39		19,228
19,937	5.500	06/01/39		22,503
14,851	4.500	07/01/39		16,224
104,318	4.500	08/01/39		113,963
629,697	6.000	09/01/39		714,576
312,899	6.000	10/01/39		355,157
17,542	5.500	11/01/39		19,797
606,521	6.000	11/01/39		688,924
740,761	4.500	12/01/39		809,253
76,846	6.000	04/01/40		87,201
892,101	6.000	10/01/40		1,012,351
567,876	6.000	04/01/41		644,422
1,514,440	4.500	05/01/41		1,639,530
411,107	6.000	05/01/41		466,521
288,076	4.500	08/01/41		312,731
2,027,435	3.000	08/01/42		2,037,975
1,752,132	3.000	09/01/42		1,761,853
308,560	3.000	10/01/42		310,283
1,250,171	3.000	11/01/42		1,256,951
11,851,096	3.000	12/01/42		11,907,058
8,864,160	3.000	01/01/43		8,904,389
3,512,712	3.000	02/01/43		3,528,445
2,135,986	3.000	03/01/43		2,145,916
2,799,812	3.000	04/01/43		2,812,827
1,710,208	3.000	05/01/43		1,717,902
160,582	3.000	06/01/43		161,103
1,484,300	3.000	07/01/43		1,489,112
2,000,000	3.000	TBA-15yr	(f)	2,071,406
28,000,000	4.000	TBA-30yr	(f)	29,662,500
5,000,000	4.500	TBA-30yr	(f)	5,405,859
6,000,000	5.000	TBA-30yr	(f)	6,628,125

				135,665,276

GNMA – 8.4%
1,235,250	3.950	07/15/25		1,306,739
15,924	6.000	11/15/38		18,130
241,705	5.000	07/15/40		269,550
473,091	5.000	01/15/41		527,590
993,718	4.000	04/20/45		1,052,842
1,496,974	3.500	05/20/45		1,555,454
4,500,000	3.500	06/20/45		4,675,795
1,000,000	4.000	07/20/45		1,065,703
13,000,000	3.000	TBA-30yr	(f)	13,124,922
56,000,000	3.500	TBA-30yr	(f)	58,121,874
2,000,000	4.000	TBA-30yr	(f)	2,119,531

				83,838,130

TOTAL FEDERAL AGENCIES				$246,865,411

TOTAL MORTGAGE-BACKED OBLIGATIONS				$310,418,650

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 4.8%
FHLB
$2,000,000	1.875%	03/13/20	$ 2,017,991
5,200,000	3.000	09/10/21	5,443,033
6,800,000	2.125	06/09/23	6,572,526
3,300,000	3.250	06/09/23	3,469,943
3,500,000	3.375	09/08/23	3,712,324
750,000	3.375	12/08/23	791,451
2,400,000	5.000	09/28/29	2,856,631
FNMA(g)
4,200,000	6.250	05/15/29	5,743,879
Kommunalbanken AS(c)
3,000,000	1.000	09/26/17	2,999,970
Private Export Funding Corp.
7,000,000	5.450	09/15/17	7,673,400
Small Business Administration
40,299	6.300	06/01/18	43,113
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,924,159
1,400,000	4.625	09/15/60	1,481,471

TOTAL AGENCY DEBENTURES			$ 48,729,891

Asset-Backed Securities – 8.0%
Collateralized Loan Obligations(b)(c) – 5.2%
B&M CLO Ltd. Series 2014-1A, Class A1
$3,700,000	1.654%	04/16/26	$ 3,659,803
B&M CLO Ltd. Series 2014-1A, Class A2
650,000	2.204	04/16/26	641,917
CIFC Funding Ltd. Series 2014-2A, Class A1L
2,100,000	1.762	05/24/26	2,099,719
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
3,400,000	1.805	04/18/26	3,383,340
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
6,950,000	1.676	04/28/25	6,894,108
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
1,750,000	2.256	04/28/25	1,729,142
Madison Park Funding X Ltd. Series 2012-10A, Class A1A
4,700,000	1.627	01/20/25	4,686,177
Magnetite VIII Ltd. Series 2014-8A, Class A
5,750,000	1.733	04/15/26	5,751,156
Magnetite VIII Ltd. Series 2014-8A, Class B
1,200,000	2.253	04/15/26	1,194,983
Shackleton CLO Ltd. Series 2014-5A, Class A
7,800,000	1.776	05/07/26	7,783,043
Shackleton CLO Ltd. Series 2014-5A, Class B1
1,700,000	2.276	05/07/26	1,698,966
Trinitas CLO Ltd. Series 2014-1A, Class A1
2,950,000	1.783	04/15/26	2,933,834
Trinitas CLO Ltd. Series 2014-1A, Class B1
750,000	2.153	04/15/26	735,477
Whitehorse VIII Ltd. Series 2014-1A, Class A
7,500,000	1.778	05/01/26	7,437,930
Whitehorse VIII Ltd. Series 2014-1A, Class B
1,650,000	2.328	05/01/26	1,625,857

			52,255,452

Credit Card – 0.7%
Chase Issuance Trust Series 2015-A4, Class A4
4,300,000	1.840	04/15/22	4,258,422
Discover Card Execution Note Trust Series 2015-A2, Class A
2,700,000	1.900	10/17/22	2,677,809

			6,936,231

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(b) – 0.6%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
	$171,576	0.406%		12/15/29	$ 160,440
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B
	6,182,931	0.305		11/15/36	5,439,876
Impac CMB Trust Series 2004-08, Class 1A
	362,165	0.905		10/25/34	297,099

					5,897,415

Student Loan(b) – 1.5%
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
	4,850,000	1.059		10/25/56	4,835,694
Educational Funding of the South, Inc. Series 2011-1, Class A2
	4,725,413	0.927		04/25/35	4,737,042
EFS Volunteer No 3 LLC Series 2012-1, Class A2(c)
	4,750,000	1.187		02/25/25	4,786,995
Nelnet Student Loan Trust Series 2013-5A, Class A(c)
	941,769	0.817		01/25/37	937,297
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	64,160	0.413		03/01/25	64,129

					15,361,157

TOTAL ASSET-BACKED SECURITIES					$ 80,450,255

Foreign Debt Obligations – 3.3%
Sovereign – 2.0%
Federal Republic of Brazil
	$4,460,000	4.250	%(d)	01/07/25	$ 4,292,750
	400,000	8.250		01/20/34	497,000
	330,000	7.125		01/20/37	372,900
Italy Buoni Poliennali Del Tesoro
EUR	1,400,000	3.750		05/01/21	1,753,035
	2,000,000	5.500		11/01/22	2,760,193
Republic of Chile
	$390,000	3.625		10/30/42	347,100
Republic of Colombia
	1,750,000	4.000		02/26/24	1,741,250
Republic of Indonesia(c)
	420,000	4.125		01/15/25	412,125
Republic of Panama(h)
	100,000	9.375		04/01/29	147,250
Republic of Peru
	1,280,000	6.550		03/14/37	1,590,400
Spain Government Bond(c)
EUR	1,200,000	5.500		04/30/21	1,634,548
	10,000	4.400		10/31/23	13,100
	30,000	5.150		10/31/44	44,664
United Mexican States
	$20,000	6.050		01/11/40	22,700
	1,710,000	4.750		03/08/44	1,628,775
	1,290,000	5.550		01/21/45	1,377,075
	920,000	4.600		01/23/46	853,300
	60,000	5.750		10/12/49	59,100

					19,547,265

Supranational – 1.3%
Inter-American Development Bank
	2,700,000	1.000		02/27/18	2,671,596
International Finance Corp.
	10,800,000	0.875		06/15/18	10,730,254

					13,401,850

TOTAL FOREIGN DEBT OBLIGATIONS					$ 32,949,115

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 0.9%
California – 0.6%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$ 1,320,082
1,650,000	7.550	04/01/39	2,385,190
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,990,878

			5,696,150

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,416,871

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,020,671

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 9,133,692

Government Guarantee Obligations(i) – 2.7%
Hashemite Kingdom of Jordan Government AID Bond
$7,400,000	2.503%	10/30/20	$ 7,590,860
Israel Government AID Bond
7,827,000	5.500	09/18/23	9,473,129
1,200,000	5.500	12/04/23	1,455,306
2,400,000	5.500	04/26/24	2,915,056
4,700,000	5.500	09/18/33	6,023,297

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 27,457,648

U.S. Treasury Obligations – 13.4%
United States Treasury Bonds
$4,600,000	4.625%	02/15/40	$ 5,864,770
27,900,000	3.125 (g)	02/15/42	28,048,427
3,200,000	3.625	08/15/43	3,519,328
3,200,000	3.750	11/15/43	3,598,592
800,000	3.000	05/15/45	783,816
United States Treasury Inflation Protected Securities
2,439,864	0.375	07/15/23	2,451,673
6,752,840	0.625	01/15/24	6,877,363
3,030,308	2.500	01/15/29	3,741,006
3,116,418	1.375	02/15/44	3,328,709
United States Treasury Notes
17,400,000	0.375	01/31/16	17,423,837
16,400,000	1.250	10/31/18	16,455,266
6,600,000	1.500	05/31/20	6,563,898
3,000,000	1.625	06/30/20	2,999,520
12,200,000	2.250	04/30/21	12,455,956
6,500,000	2.000	05/31/21	6,541,535
7,600,000	2.125	12/31/21	7,657,075
4,900,000	1.875	05/31/22	4,845,267
800,000	2.125	06/30/22	803,312

TOTAL U.S. TREASURY OBLIGATIONS			$133,959,350

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaption
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
2,970,000	1.465%	10/30/15	$ 15,381

Shares	Description		Value
Investment Company(j) – 8.8%
88,125,416	Goldman Sachs Financial Square Government Fund - FST Shares		$ 88,125,416

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.9%
Commercial Paper – 0.9%
Omnicom Cap, Inc.
$4,300,000	0.426%	07/08/15	$ 4,299,649
Whirlpool Corp.
4,300,000	0.487	08/24/15	4,296,904

TOTAL SHORT-TERM INVESTMENTS			$8,596,553

TOTAL INVESTMENTS – 105.3%			$1,055,473,258

Reverse Repurchase Agreements – (0.6)%
Citibank NA Reverse Repurchase Agreement
$(4,381,950)	1.000%	06/18/16	$ (4,381,950)
Royal Bank of Canada Reverse Repurchase Agreement
(1,233,225)	1.500	05/07/16	(1,233,225)
Royal Bank of Canada Reverse Repurchase Agreement
(401,100)	2.500	05/11/16	(401,100)

TOTAL REVERSE REPURCHASE AGREEMENTS			$ (6,016,275)

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.7)%			(46,949,543)

NET ASSETS – 100.0%			$1,002,507,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $159,208,643, which represents approximately 15.9% of net assets as of June 30, 2015.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2015, the value of securities pledged amounted to $5,874,139.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $117,134,217 which represents approximately 11.7% of net assets as of June 30, 2015.

(g)	A portion of this securities is segregated as collateral for initial margin requirements on futures transactions.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2015.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,457,648, which represents approximately 2.7% of net assets as of June 30, 2015.

(j)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	AUD/USD	09/16/15	$726,810	$943
	CHF/CAD	09/16/15	309,064	2,114
	EUR/USD	09/16/15	1,463,163	6,340
	GBP/EUR	09/16/15	1,440,841	50,032
	JPY/USD	09/16/15	1,462,689	22,689
	SEK/EUR	09/16/15	1,178,476	15,774
	USD/AUD	09/16/15	1,445,937	10,998
	USD/NZD	09/16/15	283,698	10,723
BNP Paribas SA	GBP/USD	07/15/15	3,128,019	73,652
	JPY/USD	09/16/15	2,923,642	32,632
	SEK/NZD	09/16/15	334,870	16,780
	USD/EUR	09/16/15	9,772,271	80,711
Citibank NA (London)	EUR/GBP	09/16/15	1,433,898	247
	JPY/USD	09/16/15	2,966,168	12,168
	USD/CAD	08/10/15	542,530	6,738
	USD/CAD	09/16/15	1,447,726	23,816
	USD/NZD	09/16/15	1,409,911	33,494
Deutsche Bank AG (London)	GBP/USD	07/15/15	565,589	14,776
HSBC Bank PLC	USD/EUR	09/16/15	997,688	2,395
State Street Bank and Trust	USD/CAD	09/16/15	1,492,480	9,183
	USD/EUR	09/16/15	2,880,567	29,551
	USD/NZD	09/16/15	1,410,994	25,982
Westpac Banking Corp.	AUD/USD	09/16/15	726,810	4,775
	CAD/CHF	09/16/15	466,489	3,608
	CHF/CAD	09/16/15	154,702	610
	USD/AUD	09/16/15	4,400,960	29,159
	USD/EUR	08/07/15	8,747,872	80,352
	USD/EUR	09/16/15	738,652	5,691
	USD/SEK	08/19/15	731,556	6,202

TOTAL				$612,135

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	USD/JPY	09/16/15	$2,928,522	$(34,522)
Barclays Bank PLC	CAD/USD	09/16/15	1,476,858	(7,142)
	EUR/USD	09/16/15	1,441,958	(10,116)
	NZD/USD	09/16/15	702,131	(18,319)
BNP Paribas SA	EUR/USD	09/16/15	6,877,219	(65,149)
	NOK/EUR	09/16/15	514,069	(1,548)
	USD/JPY	09/16/15	5,827,498	(38,498)
Citibank NA (London)	AUD/USD	09/16/15	1,422,120	(20,224)
	EUR/USD	09/16/15	1,439,725	(9,519)
	GBP/USD	09/16/15	716,088	(8,291)
	USD/EUR	09/16/15	3,719,849	(29,418)
	USD/GBP	07/15/15	7,558,651	(157,850)
	USD/GBP	09/16/15	989,369	(24,809)
	USD/JPY	07/27/15	931,142	(14,558)
HSBC Bank PLC	EUR/GBP	09/16/15	1,459,285	(19,560)
	EUR/NOK	09/16/15	515,326	(1,257)
State Street Bank and Trust	EUR/USD	09/16/15	1,436,377	(9,001)
	GBP/EUR	09/16/15	1,479,412	(2,964)
	USD/CAD	09/16/15	1,462,270	(6,270)
	USD/JPY	09/16/15	1,612,428	(14,942)
Westpac Banking Corp.	NZD/USD	09/16/15	1,330,798	(42,775)
	USD/EUR	09/16/15	420,549	(820)

TOTAL				$(537,552)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA - 30yr	07/14/15	$(6,000,000)	$(6,170,625)
FNMA	3.000	TBA - 30yr	07/14/15	(19,000,000)	(18,922,813)

TOTAL (Proceeds Receivable: $25,009,844)					$(25,093,438)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	29	September 2015	$2,802,719	$9,072
Canada 10 Year Government Bonds	53	September 2015	5,940,753	33,884
Eurodollars	1	March 2017	246,112	1,022
French 10 Year Government Bonds	(13)	September 2015	(2,122,796)	3,091
Italian 10 Year Government Bonds	17	September 2015	2,467,797	(14,128)
Ultra Long U.S. Treasury Bonds	132	September 2015	20,336,250	(218,398)
5 Year German Euro-Bobl	528	September 2015	76,276,046	167,347
10 Year German Euro-Bund	36	September 2015	6,100,457	59,222
2 Year U.S. Treasury Notes	204	September 2015	44,663,250	61,435
5 Year U.S. Treasury Notes	548	September 2015	65,353,281	(24,393)
10 Year U.S. Treasury Notes	11	September 2015	1,387,891	1,012
20 Year U.S. Treasury Bonds	(12)	September 2015	(1,810,125)	1,405

TOTAL				$80,571

SWAP CONTRACTS – At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

CAD	37,870		04/21/17	1.000%	6 month CDOR	$(18,075)	$78,353
NOK	62,710		05/11/17	1.000	3 month NIBOR	(126,395)	77,559
	33,840	(a)	07/01/17	1.000	3 month NIBOR	(27,744)	4,224
	$12,190	(a)	05/05/20	2.175	3 month LIBOR	4,032	(55,947)
EUR	2,000	(a)	05/11/20	0.600	6 month EURO	(37,848)	31,054
	1,320	(a)	05/22/20	0.550	6 month EURO	(18,168)	11,058
	3,200	(a)	09/16/20	0.500	6 month EURO	(11,415)	2,277
	$21,650	(a)	09/16/20	3 month LIBOR	2.250%	(283,584)	(103,977)
SEK	104,760	(a)	09/16/20	3 month STIBOR	0.750	61,701	(7,664)
	$20,600	(a)	06/24/21	2.923	3 month LIBOR	1,920	10,016
	14,900	(a)	09/16/22	3 month LIBOR	2.500	61,100	(343,602)
EUR	1,820	(a)	09/16/22	6 month EURO	0.750	(2,251)	15,494
	6,020	(a)	05/15/24	1.000	6 month EURO	(36,400)	7,848
	6,310	(a)	05/15/24	1.100	6 month EURO	31,583	(1,763)
	2,830	(a)	05/15/24	6 month EURO	0.800	17,275	49,739
	7,530	(a)	02/27/25	1.150	6 month EURO	(147,883)	(100,160)
	16,530	(a)	05/11/25	1.568	6 month EURO	(13,233)	(199,360)
	8,780	(a)	06/08/25	1.850	6 month EURO	(24,288)	35,553
SEK	8,010	(a)	09/16/25	1.750	3 month STIBOR	15,336	(7,977)
EUR	8,080	(a)	09/16/25	2.000	6 month EURO	26,248	26,226
GBP	2,240	(a)	09/16/25	2.250	6 month BP	(413)	24,855
CAD	1,330	(a)	09/16/25	2.750	6 month CDOR	39,574	12,930
	$16,640	(a)	09/16/25	3 month LIBOR	2.750	(419,296)	60,391
AUD	990	(a)	09/16/25	6 month AUDOR	3.500	(4,747)	(2,345)
GBP	6,050	(a)	09/16/25	6 month BP	2.750	(14,070)	(36,862)
EUR	2,000	(a)	09/16/25	6 month EURO	1.250	(41,783)	29,896
JPY	289,910	(a)	09/16/25	6 month JYOR	0.750	(6,142)	(15,083)
	$3,970	(a)	05/05/27	3 month LIBOR	2.606	(2,954)	124,131
	5,300	(a)	06/24/29	3 month LIBOR	3.218	4,757	(2,067)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	7,300	(a)	02/27/30	6 month EURO	1.350%	$(273,677)	$763,078
		4,610	(a)	06/08/30	6 month EURO	2.100	(15,053)	(11,050)
		4,480	(a)	09/16/30	6 month EURO	1.500	(132,527)	152,235
		2,180	(a)	02/27/35	1.400%	6 month EURO	(9,400)	(198,335)
		6,100	(a)	05/11/35	6 month EURO	1.695	65,645	265,842
	JPY	337,460	(a)	09/16/45	1.500	6 month JYOR	(41,735)	43,433
	GBP	2,610	(a)	09/16/45	6 month BP	2.750	(222,667)	(145,964)

TOTAL							$(1,602,577)	$594,036

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Swap Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$3,975	1.000%	06/20/16	0.157%	$1,103	$32,919

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,050,825,941

Gross unrealized gain	16,534,715
Gross unrealized loss	(11,887,398)

Net unrealized security gain	$4,647,317

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 37.0%
British Pound – 4.2%
United Kingdom Treasury
GBP	3,400,000	1.750%		07/22/19	$ 5,435,045
	2,000,000	4.500		09/07/34	4,045,667
	1,800,000	4.250		03/07/36	3,554,035
	3,120,000	3.250		01/22/44	5,407,178
	2,570,000	3.500		01/22/45	4,671,510
	450,000	3.500		07/22/68	886,232

					23,999,667

Canadian Dollar – 1.9%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	700,240
Government of Canada
	5,300,000	2.500		06/01/24	4,559,782
	2,250,000	4.000		06/01/41	2,386,297
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,618,199
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,656,389

					10,920,907

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	478,670

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	701,903

Euro – 15.7%
Federal Republic of Germany
EUR	1,200,000	2.250		09/04/21	1,500,258
	3,580,000	1.500		09/04/22	4,295,687
	1,010,000	1.500		05/15/23	1,210,581
	3,060,000	2.000		08/15/23	3,804,779
	1,830,000	1.000		08/15/24	2,090,379
	510,000	0.500		02/15/25	554,279
	2,740,000	4.750		07/04/34	4,750,314
Government of Finland(a)
	390,000	4.375		07/04/19	509,217
Government of France
	1,400,000	3.750		04/25/17	1,671,749
	2,620,000	1.000		05/25/18	3,009,152
	1,420,000	4.250		10/25/23	2,008,240
	1,330,000	4.500		04/25/41	2,198,450
Italy Buoni Poliennali Del Tesoro
	2,340,560	2.350		09/15/19	2,824,123
	1,400,000	3.750		05/01/21	1,753,035
	3,300,000	5.000		03/01/22	4,437,246
	2,200,000	5.500		11/01/22	3,036,213
	900,000	5.000	(a)	03/01/25	1,229,888
	2,040,000	3.500	(a)	03/01/30	2,479,730
	190,000	5.000		08/01/34	270,292
Kingdom of Belgium
	4,485,000	3.750	(a)	09/28/20	5,885,108
	830,000	2.250		06/22/23	1,021,596
	1,670,000	2.600	(a)	06/22/24	2,107,240
Kingdom of The Netherlands
	2,280,000	0.500		04/15/17	2,573,213
	2,470,000	4.500	(a)	07/15/17	3,017,071
	1,000,000	2.500	(a)	01/15/33	1,289,843

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Austria(a)
	$5,270,000	4.350%		03/15/19	$ 6,806,721
Republic of Ireland
	860,000	4.500		04/18/20	1,131,973
	510,000	3.400		03/18/24	656,077
Republic of Italy
	7,104,960	2.150		11/12/17	8,207,154
	400,000	5.000		08/01/39	572,628
Spain Government Bond
	1,480,000	4.500		01/31/18	1,814,021
	1,400,000	5.500	(a)	04/30/21	1,906,972
	360,000	5.400	(a)	01/31/23	498,576
	150,000	4.400	(a)	10/31/23	196,496
	370,000	4.800	(a)	01/31/24	498,450
	2,230,000	3.800	(a)	04/30/24	2,804,536
	580,000	2.750	(a)	10/31/24	672,316
	2,745,000	5.900	(a)	07/30/26	4,059,205
	90,000	5.150	(a)	10/31/44	133,992

					89,486,800

Japanese Yen – 9.5%
Government of Japan
JPY	2,402,800,000	0.300		03/20/18	19,785,674
	1,379,100,000	0.800		09/20/23	11,702,376
	29,000,000	2.200		03/20/31	282,750
	225,000,000	1.700		09/20/32	2,042,168
	1,290,100,000	1.400		09/20/34	10,985,262
	717,900,000	2.500		09/20/34	7,223,687
	100,000,000	2.200		09/20/39	960,098
	78,200,000	2.000		03/20/52	720,724

					53,702,739

Mexican Peso – 3.0%
United Mexican States
MXN	2,788,820	0.000	(b)	07/02/15	177,182
	4,561,240	0.000	(b)	07/16/15	289,756
	10,645,240	0.000	(b)	07/23/15	675,159
	17,281,990	0.000	(b)	09/10/15	1,093,051
	14,091,280	0.000	(b)	09/17/15	890,282
	40,838,450	0.000	(b)	09/24/15	2,579,571
	161,067,940	0.000	(b)	10/01/15	10,163,292
	13,763,300	10.000		11/20/36	1,195,613
	1,882,300	8.500		11/18/38	142,856

					17,206,762

Polish Zloty – 0.1%
Poland Government Bond
PLN	980,000	3.250		07/25/19	268,056
	290,000	4.000		10/25/23	81,563
	1,200,000	3.250		07/25/25	316,998

					666,617

South African Rand – 0.4%
Republic of South Africa
ZAR	18,820,000	7.750		02/28/23	1,512,274
	6,569,608	10.500		12/21/26	628,161

					2,140,435

South Korean Won – 0.7%
Republic of Korea
KRW	3,819,000,000	5.000		06/10/20	3,883,456

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
United States Dollar – 1.3%
Federal Republic of Brazil
	$1,740,000	4.250%		01/07/25	$ 1,674,750
	90,000	8.250		01/20/34	111,825
	80,000	7.125		01/20/37	90,400
Republic of Chile
	150,000	3.625		10/30/42	133,500
Republic of Colombia
	1,510,000	4.000		02/26/24	1,502,450
Republic of Indonesia(a)
	200,000	4.125		01/15/25	196,250
Republic of Korea
	660,000	7.125		04/16/19	783,499
Republic of Peru
	580,000	6.550		03/14/37	720,650
United Mexican States
	460,000	4.750		03/08/44	438,150
	1,210,000	5.550		01/21/45	1,291,675
	470,000	5.750		10/12/2110	462,950

					7,406,099

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$210,594,055

Corporate Obligations – 19.8%
Automotive – 0.6%
FCE Bank PLC
EUR	750,000	1.625%		09/09/16	$ 847,116
Ford Motor Credit Co. LLC
	$2,300,000	3.984		06/15/16	2,354,241
	300,000	4.250		02/03/17	311,993

					3,513,350

Banks – 6.5%
Bank of America Corp.
EUR	300,000	4.625		08/07/17	363,055
	$1,550,000	5.750		12/01/17	1,688,790
	1,000,000	5.650		05/01/18	1,096,412
	1,400,000	2.600		01/15/19	1,412,841
	600,000	2.650		04/01/19	604,728
	1,450,000	4.125		01/22/24	1,485,815
BNP Paribas SA(c)(d)
EUR	150,000	4.730		04/12/49	169,741
Citigroup, Inc.
	$105,000	4.450		01/10/17	109,671
	375,000	6.125		05/15/18	417,463
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,509,246
Dexia Credit Local SA(a)
	2,000,000	1.500		10/07/17	2,012,126
Discover Bank(d)
	700,000	3.100		06/04/20	700,996
HSBC Holdings PLC
	450,000	6.800		06/01/38	551,124
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,634,208
EUR	300,000	6.125	(c)(d)	05/29/23	376,315
	$2,800,000	4.125	(c)(d)	11/21/23	2,876,115
Intesa Sanpaolo SpA
EUR	500,000	4.125		01/14/16	567,499
	$800,000	2.375		01/13/17	804,039
	1,700,000	3.875		01/16/18	1,761,688
	900,000	3.875		01/15/19	924,466
	500,000	5.017	(a)	06/26/24	485,710

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
	$700,000	3.875%		02/01/24	$ 708,707
	1,700,000	3.625		05/13/24	1,686,045
KBC Bank NV(c)(d)
	1,000,000	8.000		01/25/23	1,092,500
LBG Capital No.2 PLC
EUR	150,000	8.875		02/07/20	204,761
	100,000	6.385		05/12/20	125,699
Lloyds TSB Bank PLC(c)(d)
	1,250,000	11.875		12/16/21	1,595,872
Morgan Stanley, Inc.
	$1,650,000	4.000		07/24/15	1,652,760
	500,000	5.625		09/23/19	558,500
EUR	900,000	2.375		03/31/21	1,052,804
	$50,000	3.875		04/29/24	50,411
	1,700,000	3.700		10/23/24	1,691,429
EUR	300,000	1.750		01/30/25	320,332
	$550,000	3.950		04/23/27	518,912
	350,000	4.300		01/27/45	324,991
Regions Financial Corp.(d)
	750,000	2.000		05/15/18	746,988
Santander Holdings USA, Inc.(d)
	850,000	3.000		09/24/15	852,346
Synchrony Financial(d)
	100,000	1.875		08/15/17	99,723
	250,000	3.000		08/15/19	250,961
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
	1,050,000	1.700		03/05/18	1,047,654
Wells Fargo & Co.
	800,000	3.300		09/09/24	790,955

					36,924,398

Chemicals – 0.4%
Eastman Chemical Co.(d)
	650,000	3.800		03/15/25	648,186
LYB International Finance BV
	150,000	5.250		07/15/43	152,384
LyondellBasell Industries NV(d)
	500,000	5.000		04/15/19	540,702
Monsanto Co.(d)
	650,000	4.400		07/15/44	574,974
The Mosaic Co.(d)
	250,000	4.250		11/15/23	254,921

					2,171,167

Communications – 2.5%
21st Century Fox America, Inc.
	50,000	4.000		10/01/23	51,652
	600,000	3.700	(d)	09/15/24	601,623
	150,000	4.750	(d)	09/15/44	146,465
America Movil SAB de CV
MXN	5,260,000	6.000		06/09/19	335,624
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	419,845
Comcast Corp.
	$1,800,000	4.500		01/15/43	1,752,231
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	200,000	6.000	(d)	08/15/40	206,773
	350,000	6.375		03/01/41	380,511
Orange SA
	50,000	5.375		01/13/42	51,527
	350,000	5.500	(d)	02/06/44	367,416
Time Warner Cable, Inc.
	300,000	6.750		07/01/18	335,758

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable, Inc. – (continued)
	$650,000	5.000%		02/01/20	$ 698,680
	100,000	4.125	(d)	02/15/21	103,144
	28,000	7.300		07/01/38	31,369
	100,000	5.500	(d)	09/01/41	93,280
Verizon Communications, Inc.
	2,248,000	2.625		02/21/20	2,239,846
	350,000	4.500		09/15/20	377,420
	1,500,000	5.150		09/15/23	1,643,274
	2,550,000	3.500	(d)	11/01/24	2,485,532
	40,000	6.400		09/15/33	45,847
	86,000	6.550		09/15/43	100,899
	655,000	4.522	(a)	09/15/48	575,530
	25,000	4.672	(a)	03/15/55	21,699
Verizon Wireless Capital LLC
EUR	950,000	8.750		12/18/15	1,099,438

					14,165,383

Diversified Manufacturing – 0.1%
Roper Technologies, Inc.
	$400,000	2.050		10/01/18	398,190

Electric – 0.8%
Berkshire Hathaway Energy Co.
	350,000	5.950		05/15/37	401,416
EDP Finance BV
EUR	200,000	4.875		09/14/20	250,587
	350,000	4.125		01/20/21	421,269
	100,000	2.625		01/18/22	110,789
Electricite de France SA(c)(d)
	400,000	4.125		01/22/49	457,088
	1,000,000	5.000		01/22/49	1,160,782
	100,000	5.375		01/29/49	120,065
Enel Finance International NV
GBP	150,000	5.625		08/14/24	269,301
	250,000	5.750		09/14/40	439,714
Exelon Corp.(d)
	$450,000	3.950		06/15/25	454,196
Ruwais Power Co. PJSC(a)
	520,000	6.000		08/31/36	595,400

					4,680,607

Energy – 1.3%
Anadarko Petroleum Corp.(d)
	350,000	3.450		07/15/24	343,479
	400,000	4.500		07/15/44	365,973
Apache Corp.(d)
	200,000	3.250		04/15/22	195,997
	150,000	4.750		04/15/43	138,426
	550,000	4.250		01/15/44	475,497
Brazil Minas SPE via State of Minas Gerais
	231,000	5.333		02/15/28	219,161
Buckeye Partners LP(d)
	550,000	4.150		07/01/23	531,654
Columbia Pipeline Group, Inc.(a)
	100,000	2.450		06/01/18	100,575
	150,000	3.300	(d)	06/01/20	150,142
Devon Energy Corp.(d)
	350,000	4.000		07/15/21	364,165
	500,000	3.250		05/15/22	492,886
	200,000	5.600		07/15/41	209,139
	50,000	4.750		05/15/42	47,718
Dolphin Energy Ltd.
	367,710	5.888	(a)	06/15/19	399,019
	246,891	5.888		06/15/19	267,913

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Energy Transfer Partners LP(d)
	$150,000	3.600%	02/01/23	$ 140,629
	50,000	6.500	02/01/42	51,450
	150,000	5.950	10/01/43	147,921
Enterprise Products Operating LLC(d)
	500,000	3.750	02/15/25	489,917
Halliburton Co.(d)
	50,000	3.500	08/01/23	50,465
Kinder Morgan, Inc.(d)
	350,000	3.050	12/01/19	348,157
Transocean, Inc.
	275,000	6.875	12/15/21	246,125
Weatherford International Ltd.
	400,000	9.625	03/01/19	466,960
	418,000	5.125	09/15/20	423,267
Williams Partners LP(d)
	650,000	3.900	01/15/25	611,138

				7,277,773

Financial Companies – 0.4%
American Express Credit Corp.
	700,000	2.800	09/19/16	715,291
GE Capital European Funding
EUR	1,200,000	2.875	06/18/19	1,449,877

				2,165,168

Food & Beverage – 1.0%
CVS Health Corp.(d)
	$350,000	4.000	12/05/23	359,741
HJ Heinz Co.(a)(d)
	600,000	2.800	07/02/20	600,875
	500,000	3.500	07/15/22	501,794
	500,000	3.950	07/15/25	504,291
	150,000	5.000	07/15/35	152,395
	150,000	5.200	07/15/45	154,081
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	420,528
	1,050,000	4.250	07/15/22	1,094,244
	885,000	5.500	01/15/42	941,039
Sysco Corp.(d)
	100,000	2.350	10/02/19	100,680
	100,000	3.000	10/02/21	100,674
	250,000	3.500	10/02/24	251,456
	150,000	4.350	10/02/34	150,716
	200,000	4.500	10/02/44	200,883

				5,533,397

Health Care – Services – 0.1%
Humana, Inc.(d)
	150,000	3.850	10/01/24	149,598
UnitedHealth Group, Inc.
	700,000	2.875	12/15/21	691,718

				841,316

Health Care Products – 0.2%
Becton Dickinson & Co.(d)
	250,000	3.734	12/15/24	248,418
Medtronic, Inc.(a)
	200,000	2.500	03/15/20	200,188
	350,000	3.500	03/15/25	349,012
	300,000	4.625	03/15/45	301,569

				1,099,187

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – 0.6%
AIA Group Ltd.(a)(d)
	$750,000	3.200%		03/11/25	$ 722,572
Allianz Finance II BV(c)(d)
EUR	100,000	5.750		07/08/41	130,068
Assicurazioni Generali SpA(c)(d)
GBP	50,000	6.416		02/28/49	79,016
Generali Finance BV(c)(d)
	150,000	6.214		12/31/49	237,448
Prudential Financial, Inc.(c)(d)
	$700,000	5.375		05/15/45	689,500
QBE Insurance Group Ltd.(a)
	400,000	2.400		05/01/18	402,214
Standard Life PLC(c)(d)
GBP	150,000	6.546		01/06/49	255,179
Teachers Insurance & Annuity Association of America(a)
	$800,000	4.900		09/15/44	815,809

					3,331,806

Metals & Mining – 0.6%
Freeport-McMoRan, Inc.(d)
	1,250,000	3.550		03/01/22	1,152,654
	150,000	4.550		11/14/24	139,103
Glencore Finance Canada Ltd.(a)
	1,400,000	4.250		10/25/22	1,375,653
Rio Tinto Finance USA Ltd.
	752,000	9.000		05/01/19	934,929

					3,602,339

Natural Gas – 0.4%
Gas Natural Finance BV
EUR	1,600,000	1.375		01/21/25	1,654,929
GDF Suez(c)(d)
	400,000	3.875		07/10/49	463,777

					2,118,706

Noncaptive – Financial – 0.1%
General Electric Capital Corp.
MXN	2,000,000	8.500		04/06/18	139,615
	$350,000	5.550		05/04/20	397,898

					537,513

Pharmaceuticals – 1.5%
AbbVie, Inc.
	1,500,000	1.750		11/06/17	1,503,132
	500,000	2.500	(d)	05/14/20	494,594
	150,000	3.200	(d)	11/06/22	148,435
	300,000	3.600	(d)	05/14/25	296,449
Actavis Funding SCS
	50,000	2.450		06/15/19	49,518
	250,000	3.000	(d)	03/12/20	250,336
	200,000	3.450	(d)	03/15/22	197,853
	100,000	3.850	(d)	06/15/24	98,478
	350,000	3.800	(d)	03/15/25	342,904
	100,000	4.550	(d)	03/15/35	94,969
	600,000	4.850	(d)	06/15/44	575,475
	100,000	4.750	(d)	03/15/45	95,075
Forest Laboratories, Inc.(a)
	300,000	4.375		02/01/19	317,504
	4,100,000	5.000	(d)	12/15/21	4,449,041

					8,913,763

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – 1.3%
Gecina SA
EUR	700,000	4.250%		02/03/16	$ 798,533
Hammerson PLC
	850,000	2.000		07/01/22	961,410
HCP, Inc.(d)
	$100,000	2.625		02/01/20	98,495
	1,750,000	5.375		02/01/21	1,919,419
	200,000	4.250		11/15/23	201,584
Prologis LP(d)
EUR	100,000	3.000		01/18/22	118,247
	400,000	3.375		02/20/24	481,478
Trust F/1401(a)
	$330,000	5.250		12/15/24	341,550
Ventas Realty LP(d)
	1,600,000	3.500		02/01/25	1,526,440
Ventas Realty LP/Ventas Capital Corp.(d)
	200,000	3.250		08/15/22	192,773
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(d)
	350,000	2.700		09/17/19	350,516
	400,000	3.750		09/17/24	395,338

					7,385,783

Technology – 0.3%
Apple, Inc.
	500,000	3.850		05/04/43	454,426
Harris Corp.(d)
	250,000	2.700		04/27/20	246,890
Hewlett-Packard Co.
	250,000	2.600		09/15/17	254,092
Oracle Corp.(d)
	1,050,000	2.950		05/15/25	1,010,264

					1,965,672

Tobacco – 0.6%
BAT International Finance PLC(a)
	800,000	2.750		06/15/20	804,539
	200,000	3.500		06/15/22	201,823
	900,000	3.950		06/15/25	907,992
Reynolds American, Inc.
	200,000	3.250		06/12/20	202,756
	150,000	4.000		06/12/22	153,368
	600,000	4.450	(d)	06/12/25	611,179
	250,000	5.700	(d)	08/15/35	258,953
	350,000	5.850	(d)	08/15/45	366,132

					3,506,742

Transportation(a) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	2,350,000	3.375	(d)	02/01/22	2,277,956
	450,000	4.250		01/17/23	456,035

					2,733,991

TOTAL CORPORATE OBLIGATIONS					$112,866,251

Foreign Debt Obligations(e) – 2.2%
Supranational – 2.2%
European Financial Stability Facility
EUR	7,700,000	2.000%		05/15/17	$ 8,908,332
	800,000	0.875		04/16/18	912,493
	900,000	1.250		07/31/18	1,039,283
	1,100,000	2.350		07/29/44	1,351,506

TOTAL FOREIGN DEBT OBLIGATIONS					$ 12,211,614

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 9.1%
Collateralized Loan Obligations(a)(c) – 5.7%
B&M CLO Ltd. Series 2014-1A, Class A1
$1,750,000	1.654%	04/16/26	$ 1,730,988
B&M CLO Ltd. Series 2014-1A, Class A2
300,000	2.204	04/16/26	296,270
CIFC Funding Ltd. Series 2014-2A, Class A1L
2,500,000	1.762	05/24/26	2,499,665
Greywolf CLO V Ltd. Series 2015-1A, Class A1
1,800,000	1.871	04/25/27	1,800,304
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
1,600,000	1.805	04/18/26	1,592,160
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
3,250,000	1.676	04/28/25	3,223,863
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
850,000	2.256	04/28/25	839,869
Madison Park Funding X Ltd. Series 2012-10A, Class A1A
2,600,000	1.627	01/20/25	2,592,353
Magnetite VIII Ltd. Series 2014-8A, Class A
2,700,000	1.733	04/15/26	2,700,543
Magnetite VIII Ltd. Series 2014-8A, Class B
550,000	2.253	04/15/26	547,700
OFSI Fund V Ltd. Series 2014-7A, Class ACOM
2,850,000	1.872	10/18/26	2,808,390
Shackleton CLO Ltd. Series 2014-5A, Class A
3,650,000	1.776	05/07/26	3,642,065
Shackleton CLO Ltd. Series 2014-5A, Class B1
800,000	2.276	05/07/26	799,514
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM
1,250,000	1.651	07/15/26	1,226,625
Trinitas CLO Ltd. Series 2014-1A, Class A1
1,550,000	1.783	04/15/26	1,541,506
Trinitas CLO Ltd. Series 2014-1A, Class B1
400,000	2.153	04/15/26	392,254
Whitehorse VIII Ltd. Series 2014-1A, Class A
3,500,000	1.778	05/01/26	3,471,034
Whitehorse VIII Ltd. Series 2014-1A, Class B
750,000	2.328	05/01/26	739,026

			32,444,129

Home Equity – 2.2%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
2,900,000	1.637	10/25/37	2,721,703
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1(c)
60,038	7.000	09/25/37	59,528
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(c)
103,565	7.000	09/25/37	104,832
SPS Servicer Advance Receivables Trust Series 2015-T1, Class A(a)
9,450,000	2.530	06/15/45	9,449,961

			12,336,024

Student Loans(c) – 1.2%
Access Group, Inc. Series 2004-2, Class A2
1,763,650	0.427	01/25/16	1,691,621
Educational Services of America, Inc. Series 2010-1, Class A1(a)
1,185,733	1.127	07/25/23	1,192,514
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
755,599	1.232	02/25/42	760,031

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(c) – (continued)
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	$792,495	1.057%	07/27/48	$ 794,262
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	441,671	1.037	02/25/43	443,968
SLC Student Loan Center Series 2011-1, Class A(a)
	1,005,594	1.407	10/25/27	1,024,816
SLC Student Loan Trust Series 2006-1, Class A4
	1,000,825	0.366	12/15/21	998,506
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	49,354	0.413	03/01/25	49,330

				6,955,048

TOTAL ASSET-BACKED SECURITIES				$ 51,735,201

Mortgage-Backed Obligations – 14.9%
Adjustable Rate Non-Agency(c) – 0.6%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	$182,924	1.647%	09/25/35	$ 165,340
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	912,079	0.394	03/20/46	698,326
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	142,096	2.349	04/20/35	139,173
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	898,501	2.731	08/19/36	734,675
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	1,165,464	1.147	01/25/46	817,489
Sequoia Mortgage Trust Series 2004-10, Class A3A
	222,350	1.063	11/20/34	215,611
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
	529,771	2.516	11/25/34	537,412

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 3,308,026

Collateralized Mortgage Obligations – 2.1%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)(c)
	$691,195	0.501%	09/20/66	$ 663,272
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(a)(c)
	443,117	0.521	09/20/66	425,548
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2(c)
EUR	1,724,465	0.246	09/20/66	1,856,062
EMF-UK PLC Series 08-1X, Class A1A(c)
GBP	1,043,834	1.542	03/13/46	1,606,982
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1(c)
	1,021,459	0.962	09/13/45	1,520,982
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1(c)
	$95,041	1.685	02/25/25	95,062
FNMA REMIC Series 2010-126, Class LS(c)
	2,423,074	4.816	11/25/40	506,988
FNMA REMIC Series 2011-52, Class GB
	1,124,978	5.000	06/25/41	1,243,331
FNMA REMIC Series 2011-99, Class DB
	875,000	5.000	10/25/41	971,504
FNMA REMIC Series 2012-111, Class B
	151,009	7.000	10/25/42	173,510
FNMA REMIC Series 2012-153, Class B
	540,844	7.000	07/25/42	633,604
Granite Master Issuer PLC Series 2007-2, Class 2B1(c)
	1,000,000	0.425	12/17/54	979,937
Leek Finance Number Eighteen PLC Series 2018X, Class A2C(c)
EUR	135,756	0.284	09/21/38	157,829

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Leek Finance Number Seventeen PLC Series 2017X, Class A2A(c)
GBP	88,446	0.844%	12/21/37	$ 146,526
Leek Finance PLC Series 2017X, Class A2C(c)
EUR	147,410	0.304	12/21/37	173,539
Leek Finance PLC Series 2018X, Class A2B(c)
	$769,284	0.525	09/21/38	796,437
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	16,321	1.840	10/07/20	16,333

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 11,967,446

Commercial Mortgage-Backed Securities – 3.3%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(c)
	600,000	5.623	04/10/49	637,548
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
	2,384,260	5.602	06/11/50	2,576,468
Commercial Mortgage Trust Series 2007-C9, Class A1A(c)
	3,923,854	5.796	12/10/49	4,199,495
FNMA ACES Series 2012-M8, Class ASQ2
	164,829	1.520	12/25/19	165,833
FNMA ACES Series 2012-M8, Class ASQ3
	300,000	1.800	12/25/19	301,240
FREMF Mortgage Trust Series 2015-K44, Class B(a)(c)
	1,750,000	3.811	01/25/48	1,706,340
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(c)
	3,484,697	5.795	08/10/45	3,742,511
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(c)
	3,001,000	6.056	07/15/44	3,236,683
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM(c)
	150,000	5.478	02/12/44	157,635
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM(c)
	250,000	5.931	12/15/44	256,494
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(c)
	1,727,160	5.608	05/15/46	1,825,321

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 18,805,568

Federal Agencies – 8.9%
FHLMC – 0.4%
	285	5.000	09/01/16	291
	1,926	5.000	11/01/16	2,011
	640	5.000	12/01/16	668
	8,359	5.000	01/01/17	8,720
	13,455	5.000	02/01/17	14,078
	12,180	5.000	03/01/17	12,714
	21,548	5.000	04/01/17	22,528
	1,106	5.000	05/01/17	1,158
	372	5.000	06/01/17	390
	836	5.000	08/01/17	876
	70,812	5.000	09/01/17	74,166
	87,090	5.000	10/01/17	91,219
	52,837	5.000	11/01/17	55,339
	58,289	5.000	12/01/17	61,051
	69,607	5.000	01/01/18	72,803
	156,772	5.000	02/01/18	163,767
	145,838	5.000	03/01/18	152,495
	146,110	5.000	04/01/18	152,740
	108,193	5.000	05/01/18	113,277
	29,248	5.000	06/01/18	30,589
	29,265	5.000	07/01/18	30,624
	12,961	5.000	08/01/18	13,553

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$10,305	5.000%	09/01/18	$ 10,781
36,871	5.000	10/01/18	38,685
47,423	5.000	11/01/18	49,732
31,105	5.000	12/01/18	32,594
21,057	5.000	01/01/19	22,071
1,892	5.000	02/01/19	1,994
5,217	5.000	03/01/19	5,494
3,864	5.000	01/01/33	4,287
1,178	5.000	06/01/33	1,300
11,887	5.000	07/01/33	13,122
14,045	5.000	08/01/33	15,505
2,512	5.000	10/01/33	2,773
9,768	5.000	11/01/33	10,782
3,067	5.000	12/01/33	3,385
11,282	5.000	02/01/34	12,452
3,913	5.000	03/01/34	4,317
7,769	5.000	04/01/34	8,572
12,561	5.000	05/01/34	13,866
162,507	5.000	06/01/34	179,378
2,442	5.000	11/01/34	2,695
47,593	5.000	04/01/35	52,537
6,613	5.000	11/01/35	7,300
8,540	5.000	02/01/37	9,515
1,079	5.000	11/01/37	1,186
451,226	7.000	02/01/39	529,101
66,419	5.000	01/01/40	73,852

			2,182,333

FNMA – 7.7%
1,349	5.000	04/01/18	1,412
13,092	5.000	05/01/18	13,659
1,761	5.000	06/01/18	1,841
1,639	5.000	11/01/18	1,717
1,717	5.000	03/01/19	1,813
2,529	5.000	04/01/19	2,670
4,000,000	4.506	06/01/19	4,280,360
1,570,078	3.416	10/01/20	1,661,630
1,147,750	3.612	12/01/20	1,227,835
734,617	3.763	12/01/20	791,009
1,940,049	4.375	06/01/21	2,146,676
394,834	3.830	07/01/21	426,698
211,272	5.000	05/01/26	233,173
4,252	5.000	08/01/33	4,703
3,206	5.500	02/01/34	3,622
5,337	5.500	05/01/34	6,044
4,212	5.500	10/01/34	4,770
20,474	5.500	12/01/34	23,186
5,208	5.500	04/01/35	5,898
4,701	5.500	07/01/35	5,315
149,550	6.000	12/01/36	169,747
34,468	6.000	07/01/37	39,114
34,673	6.000	09/01/37	39,346
890,778	6.000	03/01/38	1,010,843
81,794	4.500	05/01/38	88,376
1,233,687	6.000	09/01/38	1,399,939
515,879	6.000	10/01/38	585,415
58,286	6.000	11/01/38	66,143
374,591	6.000	12/01/38	425,071
279,718	7.000	03/01/39	321,186
48,045	4.500	05/01/39	52,486
27,160	4.500	06/01/39	29,671
25,318	4.500	08/01/39	27,659
131,136	6.000	09/01/39	148,811
44,700	6.000	10/01/39	50,737
260,929	5.000	06/01/40	288,371

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$1,555,128	6.000%	07/01/40		$ 1,764,749
	705,991	6.000	10/01/40		801,154
	47,894	6.000	05/01/41		54,350
	483,946	5.000	06/01/41		535,640
	146,073	5.000	07/01/41		162,073
	136,457	4.500	08/01/41		148,136
	806,593	3.000	08/01/42		810,779
	696,075	3.000	09/01/42		699,936
	100,179	3.000	10/01/42		100,738
	437,289	3.000	11/01/42		439,664
	4,364,016	3.000	12/01/42		4,385,123
	3,022,148	3.000	01/01/43		3,035,695
	876,262	3.000	02/01/43		880,092
	219,743	3.000	03/01/43		220,765
	626,982	3.000	04/01/43		629,895
	1,000,000	2.500	TBA-15yr	(f)	1,011,875
	3,000,000	3.000	TBA-30yr	(f)	2,987,812
	5,000,000	4.000	TBA-30yr	(f)	5,296,875
	4,000,000	4.500	TBA-30yr	(f)	4,324,688

					43,876,985

GNMA – 0.8%
	585,118	3.950	07/15/25		618,982
	4,000,000	3.500	TBA-30yr	(f)	4,151,562

					4,770,544

TOTAL FEDERAL AGENCIES					$50,829,862

TOTAL MORTGAGE-BACKED OBLIGATIONS					$84,910,902

Agency Debentures – 0.6%
FFCB
	$700,000	3.500%	12/20/23		$ 750,107
FHLMC
	1,800,000	6.750	03/15/31		2,588,498

TOTAL AGENCY DEBENTURES					$ 3,338,605

Government Guarantee Obligations – 4.0%
Banca Monte dei Paschi di Siena SpA(e)
EUR	3,500,000	3.500%	03/20/17		$ 4,057,553
Canada Housing Trust No. 1(a)(e)
CAD	5,200,000	2.350	12/15/18		4,360,548
Dexia Credit Local SA(e)
GBP	1,800,000	1.875	07/17/17		2,863,515
Israel Government AID Bond(g)
	$300,000	5.500	09/18/23		363,094
Kreditanstalt fuer Wiederaufbau(e)
EUR	7,400,000	1.125	10/16/18		8,550,150
AUD	3,000,000	6.000	08/20/20		2,639,292

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS					$ 22,834,152

U.S. Treasury Obligations – 2.0%
United States Treasury Inflation Protected Securities
	$2,022,424	1.125%	01/15/21		$ 2,141,565
	1,992,556	0.375 (h)	07/15/23		2,002,199
	5,252,209	0.625	01/15/24		5,349,060
	1,938,879	1.375	02/15/44		2,070,956

TOTAL U.S. TREASURY OBLIGATIONS					$ 11,563,780

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaption
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$3,260,000	1.465%	10/30/15	$ 16,883

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 0.7%
Commercial Paper – 0.7%
Barclays Bank PLC
$3,750,000	0.010%	04/13/16	$ 3,750,000

TOTAL INVESTMENTS – 90.3%			$513,821,443

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.7%			55,215,704

NET ASSETS – 100.0%			$569,037,147

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $117,137,869, which represents approximately 20.6% of net assets as of June 30, 2015.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $34,682,672, which represents approximately 6.1% of net assets as of June 30, 2015.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $17,772,812, which represents approximately 3.1% of net assets as of June 30, 2015.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $363,094, which represents approximately 0.1% of net assets as of June 30, 2015.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	AUD/USD	09/16/15	$282,567	$1,254
	EUR/HUF	09/16/15	341,189	5,908
	JPY/USD	09/16/15	471,369	5,610
	USD/AUD	09/16/15	160,545	193
	USD/CZK	08/13/15	486,633	4,644
	USD/EUR	08/07/15	1,794,717	31,258
	USD/EUR	09/16/15	390,003	3,836
	USD/MXN	09/17/15	689,193	10,807
	USD/MXN	09/18/15	884,528	16,631
	USD/NOK	09/16/15	360,292	4,994
	USD/NZD	09/16/15	129,477	3,507
Barclays Bank PLC	CHF/CAD	09/16/15	376,217	2,573
	GBP/EUR	09/16/15	694,193	24,105
	PHP/USD	07/03/15	351,390	1,390
	SEK/EUR	09/16/15	1,331,551	17,824
	USD/AUD	09/16/15	697,615	5,306
	USD/KRW	08/03/15	348,898	1,102
	USD/MXN	07/29/15	197,626	3,708
	USD/PHP	07/03/15	351,326	2,674
BNP Paribas SA	GBP/USD	09/16/15	270,171	4,514
	JPY/USD	09/16/15	599,336	4,409
	NZD/USD	09/16/15	140,528	274
	SEK/NZD	09/16/15	381,592	19,121
	USD/EUR	09/16/15	2,170,290	22,623
	USD/GBP	09/16/15	193,921	2,301
	USD/KRW	07/31/15	349,797	203
Citibank NA (London)	EUR/GBP	09/16/15	696,305	120
	USD/CAD	08/10/15	15,092,735	187,441
	USD/CAD	09/16/15	997,668	16,413
	USD/KRW	07/17/15	697,616	1,384
	USD/RUB	07/29/15	161,657	1,617
Credit Suisse International (London)	EUR/USD	09/16/15	705,354	2,763
	USD/MXN	07/23/15	957,938	19,728
	USD/RUB	07/27/15	150,941	1,747
Deutsche Bank AG (London)	BRL/USD	07/02/15	54,018	340
	EUR/USD	09/16/15	901,747	195
	GBP/USD	07/15/15	311,074	8,127
	INR/USD	07/01/15	133,429	1,519
	JPY/USD	09/16/15	303,428	1,428
	MXN/USD	09/17/15	704,596	2,596
	USD/EUR	09/16/15	8,029,713	69,962
	USD/KRW	07/27/15	345,748	4,252
	USD/MXN	09/10/15	1,617,055	29,402
	USD/MXN	09/17/15	347,878	2,122
HSBC Bank PLC	BRL/USD	07/02/15	717,744	14,353
	JPY/SEK	09/16/15	152,006	3,281
	MYR/USD	07/31/15	353,999	3,999
	NOK/USD	09/16/15	698,219	4,334
	SEK/EUR	09/16/15	834,991	11,115
	SEK/NZD	09/16/15	319,148	2,495
	SEK/USD	09/16/15	238,665	986
	USD/AUD	07/13/15	2,630,555	26,276
	USD/BRL	07/02/15	101,129	1,036
	USD/CNH	09/16/15	1,031,566	621
	USD/KRW	07/17/15	697,621	1,379

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC (continued)	USD/NOK	09/16/15	$940,828	$16,986
	USD/PLN	08/13/15	683,083	13,232
	USD/RUB	07/29/15	163,417	1,828
	USD/SEK	09/16/15	374,830	7,707
JPMorgan Chase Bank (London)	RUB/USD	07/09/15	344,978	2,003
	USD/BRL	07/02/15	347,862	1,138
	USD/MXN	07/02/15	175,992	3,541
	USD/MXN	10/01/15	11,411,318	188,294
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	686,189	12,031
	INR/USD	07/01/15	1,368,800	6,440
	INR/USD	07/31/15	434,022	170
	TRY/USD	09/16/15	340,318	9,748
	USD/INR	07/01/15	435,303	425
Royal Bank of Canada	EUR/CAD	09/16/15	193,757	1,826
	GBP/USD	09/16/15	279,468	140
	USD/AUD	09/16/15	390,190	1,690
	USD/CAD	09/16/15	1,966,457	19,939
	USD/EUR	09/16/15	695,309	6,587
	USD/MXN	10/01/15	175,035	3,560
	USD/NZD	09/16/15	503,339	13,845
Royal Bank of Scotland PLC	USD/NZD	09/16/15	342,651	3,958
Standard Chartered Bank	AUD/USD	09/16/15	350,344	328
	EUR/USD	08/07/15	8,892,159	10,793
	JPY/USD	09/16/15	709,941	10,941
	USD/KRW	07/22/15	344,724	5,276
	USD/KRW	07/24/15	4,154,543	130,322
State Street Bank and Trust	USD/CAD	09/16/15	1,028,509	6,329
	USD/CNH	09/16/15	957,809	238
	USD/DKK	08/13/15	700,842	7,263
	USD/EUR	09/16/15	1,150,535	10,044
	USD/SEK	09/16/15	1,062,481	8,014
UBS AG (London)	AUD/USD	09/16/15	423,319	3,821
	BRL/USD	07/02/15	901,321	29,289
	EUR/USD	09/16/15	544,881	3,316
	JPY/USD	09/16/15	2,159,776	26,927
	KRW/USD	07/02/15	353,039	2,209
	NOK/USD	09/16/15	709,892	8,409
	USD/AUD	09/16/15	210,372	1,750
	USD/EUR	08/07/15	1,112,078	2,762
	USD/EUR	09/16/15	1,395,083	4,927
	USD/KRW	07/02/15	353,039	1,961
	USD/KRW	08/28/15	747,422	7,885
	USD/MXN	07/29/15	13,003,185	191,816
	USD/MYR	07/07/15	341,142	6,579
	USD/NZD	09/16/15	681,263	12,625
Westpac Banking Corp.	AUD/USD	09/16/15	900,892	6,389
	CAD/CHF	09/16/15	567,847	4,392
	CHF/CAD	09/16/15	188,315	742
	INR/USD	07/29/15	355,519	585
	USD/AUD	09/16/15	695,310	1,359
	USD/EUR	08/07/15	137,704,654	1,384,717
	USD/EUR	09/16/15	986,740	8,292
	USD/MYR	07/07/15	338,461	4,317

TOTAL				$2,841,505

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CAD/USD	09/16/15	$197,063	$(977)
	HUF/USD	09/16/15	874,025	(5,585)
	MXN/USD	09/17/15	1,339,356	(20,445)
	NZD/USD	09/16/15	1,072,495	(36,293)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC (continued)	SEK/USD	09/16/15	$322,250	$(3,583)
	USD/GBP	09/16/15	375,546	(9,839)
	USD/JPY	09/16/15	709,023	(10,023)
	USD/SEK	09/16/15	260,393	(3,824)
Barclays Bank PLC	KRW/USD	07/27/15	346,451	(3,549)
	NZD/USD	09/16/15	338,612	(8,834)
BNP Paribas SA	AUD/USD	09/16/15	687,248	(1,733)
	CAD/USD	09/16/15	402,736	(3,432)
	EUR/USD	09/16/15	219,989	(3,722)
	NZD/USD	09/16/15	581,707	(22,220)
	USD/CNH	09/16/15	952,855	(114)
	USD/KRW	07/13/15	556,598	(1,219)
	USD/RUB	07/09/15	359,669	(9,669)
Citibank NA (London)	AUD/USD	09/16/15	685,322	(9,746)
	GBP/USD	09/16/15	345,481	(4,000)
	HUF/USD	09/16/15	904,768	(20,482)
	USD/EUR	09/16/15	2,107,133	(16,664)
	USD/GBP	07/15/15	32,845,642	(685,928)
	USD/GBP	09/16/15	1,296,420	(32,509)
	USD/JPY	07/27/15	564,837	(8,831)
Credit Suisse International (London)	EUR/USD	09/16/15	695,309	(4,526)
	USD/JPY	07/27/15	52,944,831	(991,231)
	USD/JPY	09/16/15	706,639	(6,639)
	USD/RUB	07/27/15	195,913	(913)
Deutsche Bank AG (London)	EUR/USD	09/16/15	349,329	(628)
	USD/BRL	07/02/15	126,384	(4,017)
	USD/BRL	08/04/15	53,374	(307)
	USD/EUR	09/16/15	236,152	(578)
	USD/INR	07/01/15	359,064	(3,064)
	USD/KRW	08/03/15	350,568	(1,568)
	USD/SGD	09/16/15	350,799	(799)
HSBC Bank PLC	AUD/GBP	09/16/15	199,000	(2,105)
	BRL/USD	08/04/15	349,267	(338)
	CAD/GBP	09/16/15	730,245	(17,327)
	EUR/GBP	09/16/15	703,624	(9,431)
	EUR/NOK	09/16/15	654,050	(1,596)
	MXN/USD	09/17/15	1,237,291	(21,758)
	NOK/USD	09/16/15	566,444	(2,026)
	NZD/SEK	09/16/15	148,407	(2,816)
	NZD/USD	09/16/15	134,349	(7,066)
	SEK/USD	09/16/15	196,696	(1,079)
	USD/BRL	07/02/15	1,079,648	(21,648)
	USD/GBP	09/16/15	231,559	(5,296)
	USD/SEK	09/16/15	2,057,568	(28,979)
JPMorgan Chase Bank (London)	EUR/USD	09/16/15	695,309	(4,258)
	GBP/USD	07/15/15	478,557	(422)
	MXN/USD	09/17/15	1,242,480	(21,198)
	MYR/USD	07/13/15	346,948	(2,052)
	NOK/EUR	09/16/15	652,454	(1,123)
	RUB/USD	07/02/15	345,948	(9,052)
	USD/CNH	09/16/15	349,176	(176)
	USD/INR	07/01/15	707,862	(7,862)
	USD/JPY	09/16/15	1,062,493	(13,493)
	USD/RUB	07/02/15	345,948	(2,121)
	USD/TRY	09/16/15	359,564	(10,564)
	USD/TWD	07/13/15	699,841	(4,672)
	USD/TWD	07/21/15	349,907	(69)
Morgan Stanley & Co. International PLC	MXN/USD	07/29/15	11,315,144	(221,689)
	USD/BRL	07/02/15	353,779	(5,779)
	USD/JPY	09/16/15	1,403,570	(4,570)
Royal Bank of Canada	AUD/USD	09/16/15	98,591	(917)
	CAD/EUR	09/16/15	263,543	(442)
	CAD/JPY	09/16/15	255,362	(4,885)
	CAD/USD	09/16/15	697,197	(2,803)
	EUR/USD	09/16/15	1,513,425	(31,448)
	GBP/AUD	09/16/15	224,230	(210)
	JPY/GBP	09/16/15	240,660	(223)
	NZD/GBP	09/16/15	253,582	(5,500)
	NZD/SEK	09/16/15	152,006	(2,301)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Canada (continued)	USD/BRL	07/02/15	$350,469	$(469)
	USD/JPY	09/16/15	183,149	(1,134)
	USD/MYR	07/07/15	1,070,112	(5,049)
	USD/ZAR	07/29/15	2,183,520	(34,879)
Royal Bank of Scotland PLC	CLP/USD	07/22/15	345,008	(4,992)
	EUR/USD	09/16/15	242,844	(1,664)
	MXN/USD	09/17/15	3,669,271	(45,495)
	PLN/USD	09/16/15	499,287	(7,464)
	USD/TRY	09/16/15	353,188	(2,188)
Standard Chartered Bank	MYR/USD	07/07/15	347,205	(3,795)
	MYR/USD	07/13/15	347,506	(1,494)
	PLN/USD	09/16/15	457,611	(7,455)
	USD/CNH	09/16/15	700,044	(1,044)
	USD/TWD	07/13/15	196,852	(99)
	USD/TWD	07/29/15	699,126	(126)
	USD/TWD	08/03/15	350,049	(1,049)
State Street Bank and Trust	EUR/USD	09/16/15	693,077	(4,343)
	GBP/EUR	09/16/15	698,043	(1,398)
	NOK/USD	09/16/15	338,660	(23)
	USD/CAD	09/16/15	705,023	(3,023)
	USD/JPY	09/16/15	706,227	(6,545)
UBS AG (London)	CAD/NOK	09/16/15	221,384	(1,201)
	EUR/USD	09/16/15	2,074,767	(23,056)
	HUF/USD	09/16/15	874,558	(20,080)
	NOK/USD	09/16/15	788,521	(4,471)
	NZD/USD	09/16/15	988,478	(51,356)
	PLN/USD	09/16/15	463,157	(10,786)
	SEK/JPY	09/16/15	169,769	(2,210)
	USD/EUR	09/16/15	396,013	(52)
	USD/JPY	09/16/15	913,741	(1,659)
	USD/KRW	07/31/15	351,753	(1,163)
	USD/NOK	09/16/15	337,811	(230)
	USD/SGD	09/16/15	1,141,263	(944)
	USD/ZAR	09/16/15	358,198	(9,198)
Westpac Banking Corp.	EUR/USD	08/07/15	403,783	(874)
	NZD/USD	09/16/15	1,049,248	(45,583)
	USD/EUR	09/16/15	459,472	(896)
	USD/JPY	09/16/15	351,533	(1,534)
	USD/SGD	09/16/15	1,143,786	(2,426)

TOTAL				$(2,728,232)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	45	September 2015	$4,349,047	$14,039
Canada 10 Year Government Bonds	59	September 2015	6,613,291	37,729
French 10 Year Government Bonds	43	September 2015	7,021,557	(20,232)
Italian 10 Year Government Bonds	21	September 2015	3,048,456	(37,112)
Japan 10 Year Government Bonds	5	September 2015	6,004,412	13,874
Ultra Long U.S. Treasury Bonds	51	September 2015	7,857,187	(169,866)
2 Year German Euro-Schatz	(187)	September 2015	(23,198,264)	(12,768)
5 Year German Euro-Bobl	653	September 2015	94,333,822	36,956
10 Year German Euro-Bund	(2)	September 2015	(338,914)	532
10 Year U.K. Long Gilt	(74)	September 2015	(13,456,216)	108,874
2 Year U.S. Treasury Notes	40	September 2015	8,757,500	19,214
5 Year U.S. Treasury Notes	207	September 2015	24,686,367	34,771
10 Year U.S. Treasury Notes	59	September 2015	7,444,141	17,260
20 Year U.S. Treasury Bonds	(15)	September 2015	(2,262,656)	10,701

TOTAL				$53,972

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CAD	40,780		04/21/17	1.000%	6 month CDOR	$(17,929)	$82,840
	NOK	93,040		05/11/17	1.000	6 month NIBOR	(191,384)	118,928
		38,200	(a)	07/01/17	1.000	6 month NIBOR	(31,318)	4,768
	JPY	569,420	(a)	09/16/17	0.250	6 month JYOR	7,266	1,327
		$3,820	(a)	09/16/17	1.500	3 month LIBOR	23,774	10,604
	GBP	800	(a)	09/16/17	6 month BP	1.500%	(8,342)	998
	JPY	240,910	(a)	09/16/18	0.250	6 month JYOR	1,617	2,242
	GBP	1,460	(a)	09/16/18	1.750	6 month BP	23,398	(3,025)
		$13,420	(a)	05/05/20	2.175	3 month LIBOR	4,439	(61,592)
	EUR	2,210	(a)	05/11/20	0.600	6 month EURO	(41,931)	34,424
		1,470	(a)	05/22/20	0.550	6 month EURO	(20,233)	12,315
	CHF	2,930	(a)	09/16/20	0.050	6 month CHFOR	22,573	20,474
	EUR	8,140	(a)	09/16/20	0.500	6 month EURO	(19,003)	(4,243)
	JPY	601,880	(a)	09/16/20	0.500	6 month JYOR	31,524	15,133
	GBP	1,400	(a)	09/16/20	2.000	6 month BP	24,071	947
		$18,520	(a)	09/16/20	3 month LIBOR	2.250	(217,607)	(113,924)
	SEK	119,580	(a)	09/16/20	3 month STIBOR	0.750	70,552	(8,869)
		$22,200	(a)	06/24/21	2.923	3 month LIBOR	1,672	11,191
	GBP	860	(a)	09/16/22	2.250	6 month BP	25,557	(1,018)
		$12,800	(a)	09/16/22	3 month LIBOR	2.500	(163,105)	(79,582)
	EUR	2,540	(a)	09/16/22	6 month EURO	0.750	(8,090)	26,572
		6,400	(a)	05/15/24	1.100	6 month EURO	3,010	27,235
		3,120	(a)	05/15/24	6 month EURO	0.800	19,045	54,836
		8,290	(a)	02/27/25	1.150	6 month EURO	(162,691)	(110,387)
		18,320	(a)	05/11/25	1.568	6 month EURO	(10,011)	(225,603)
		10,620	(a)	06/08/25	1.850	6 month EURO	(29,891)	43,517
	CHF	980	(a)	09/16/25	0.500	6 month CHFOR	(6,970)	13,314
	SEK	8,850	(a)	09/16/25	1.750	3 month STIBOR	16,943	(8,812)
	EUR	9,090	(a)	09/16/25	2.000	6 month EURO	29,286	29,747
	GBP	13,070	(a)	09/16/25	2.250	6 month BP	(2,408)	145,026
		$27,180	(a)	09/16/25	3 month LIBOR	2.750	(645,607)	59,367
	NZD	10	(a)	09/16/25	3 month NZDOR	4.250	(66)	(113)
	GBP	6,780	(a)	09/16/25	6 month BP	2.750	(15,405)	(41,673)
	CAD	1,130	(a)	09/16/25	6 month CDOR	2.750	(34,048)	(10,561)
	EUR	930	(a)	09/16/25	6 month EURO	1.2500	(1,631)	7,158
	JPY	248,060	(a)	09/16/25	6 month JYOR	0.750	(5,255)	(12,906)
	SEK	95,840	(a)	12/16/25	1.500	3 month STIBOR	(411,140)	(166,204)
	EUR	28,590	(a)	12/16/25	1.500	6 month EURO	(540,694)	(86,593)
		$27,350	(a)	12/16/25	3 month LIBOR	3.000	86,875	203,580
	GBP	2,610	(a)	12/16/25	6 month BP	2.750	(46,312)	27,129
	JPY	925,900	(a)	12/16/25	6 month JYOR	1.000	21,707	(1,228)
		$4,370	(a)	05/05/27	3 month LIBOR	2.606	(3,252)	136,638
		5,700	(a)	06/24/29	3 month LIBOR	3.218	5,297	(2,404)
	EUR	8,040	(a)	02/27/30	6 month EURO	1.350	(305,509)	844,521
		5,550	(a)	06/08/30	6 month EURO	2.100	(15,904)	(15,523)
		$5,690	(a)	09/16/30	3 month LIBOR	3.000	(201,820)	28,030
	EUR	4,650	(a)	09/16/30	6 month EURO	1.500	(151,573)	172,030
		2,400	(a)	02/27/35	1.400	6 month EURO	(15,246)	(213,454)
		6,770	(a)	05/11/35	6 month EURO	1.695	67,955	299,941
		$3,610	(a)	09/16/35	3.000	3 month LIBOR	54,218	20,136
	JPY	447,030	(a)	09/16/45	1.500	6 month JYOR	(55,286)	57,535
	EUR	2,030	(a)	09/16/45	1.750	6 month EURO	197,844	(172,302)
		$1,500	(a)	09/16/45	3.000	3 month LIBOR	37,422	(22,106)
	GBP	6,460	(a)	09/16/45	6 month BP	2.750	(551,122)	(361,276)

TOTAL							$(3,154,738)	$789,105

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$5,400	1.000%	06/20/16	0.157%	$1,499	$44,720
Morgan Stanley & Co. International PLC	CDX North America Investment Grade Index 16	2,650	1.000	06/20/16	0.157	703	21,978

TOTAL						$2,202	$66,698

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 24	$48,600	1.000%	06/22/20	0.701%	$927,123	$(227,760)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION – At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$533,194,048

Gross unrealized gain	4,296,430
Gross unrealized loss	(23,669,035)

Net unrealized security loss	$(19,372,605)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 19.8%
Airlines(a)(b) – 0.1%
Air Canada
	$15,140,000	6.750%		10/01/19	$ 16,081,708

Automotive – 0.0%
General Motors Co.
	2,200,000	3.500		10/02/18	2,267,248

Banks – 4.0%
ABN AMRO Bank NV(a)(c)
GBP	2,940,000	5.000		02/17/49	4,632,779
EUR	21,765,000	4.310		03/10/49	24,395,730
Banco Nacional de Costa Rica
	$3,100,000	6.250	(b)	11/01/23	3,115,500
	2,810,000	6.250		11/01/23	2,824,050
Bank of America Corp.(a)(c)
	23,675,000	6.100		03/17/49	23,319,875
	31,350,000	5.125		06/17/49	30,605,438
	40,500,000	6.250		09/05/49	40,095,000
Barclays PLC(a)(c)
	8,025,000	6.625		09/15/49	7,864,500
Canadian Imperial Bank of Commerce(b)
	32,600,000	2.600		07/02/15	32,600,000
Citigroup, Inc.(a)(c)
	44,200,000	5.875		03/27/49	44,642,000
	11,525,000	6.300		05/15/49	11,236,875
Credit Suisse Group AG(a)(b)(c)
	52,805,000	6.250		12/18/49	50,428,775
Intesa Sanpaolo SpA
EUR	6,800,000	6.625		09/13/23	8,998,468
	$98,350,000	5.017	(b)	06/26/24	95,539,157
JPMorgan Chase & Co.(a)(c)
	53,100,000	5.300		05/01/49	52,707,060
Lloyds Bank PLC(a)(c)
	17,730,000	9.875		12/16/21	19,604,948
GBP	16,268,000	10.750		12/16/21	28,845,822
Morgan Stanley, Inc.
	$34,200,000	3.700		10/23/24	34,027,583
	25,500,000	4.300		01/27/45	23,677,913
	46,100,000	5.550	(a)(c)	07/15/49	45,639,000
NRAM PLC(b)
	10,354,000	5.625		06/22/17	11,299,693
PNC Preferred Funding Trust II(a)(b)(c)
	102,900,000	1.508		03/29/49	92,610,000
Royal Bank of Scotland PLC(a)(c)
	118,165,000	9.500		03/16/22	130,867,737
The Bank of Nova Scotia(b)
	20,400,000	1.650		10/29/15	20,475,241

					840,053,144

Building Materials(a) – 0.2%
HD Supply, Inc.
	21,775,000	11.000		04/15/20	24,306,344
	20,150,000	11.500		07/15/20	23,298,437

					47,604,781

Consumer Cyclical Services(a) – 0.9%
First Data Corp.
	62,950,000	7.375	(b)	06/15/19	65,153,250
	41,815,000	8.875	(b)	08/15/20	43,905,750
	17,600,000	11.250		01/15/21	19,470,000
	51,000,000	12.625		01/15/21	59,032,500

					187,561,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products – Household & Leisure(a)(d) – 0.1%
Alphabet Holding Co., Inc.
$11,450,000	7.750%		11/01/17	$ 11,435,687

Electric(a)(c) – 0.2%
RWE AG
36,250,000	7.000		10/12/72	37,979,850

Energy – 0.8%
Halcon Resources Corp.(a)
79,709,000	8.875	(e)	05/15/21	51,810,850
18,100,000	9.250		02/15/22	11,584,000
Petroleos de Venezuela SA
17,540,000	9.000		11/17/21	7,103,700
56,830,000	6.000		05/16/24	20,245,687
41,850,000	6.000		11/15/26	14,647,500
19,960,000	5.375		04/12/27	6,819,334
4,610,000	5.500		04/12/37	1,555,875
Seadrill Ltd.(b)
60,059,000	6.125		09/15/17	52,551,625
6,150,000	6.625		09/15/20	4,797,000

				171,115,571

Energy – Exploration & Production(a) – 0.7%
Antero Resources Corp.
1,950,000	6.000		12/01/20	1,959,750
32,000,000	5.375		11/01/21	30,880,000
35,150,000	5.625	(b)	06/01/23	34,007,625
Comstock Resources, Inc.(b)(e)
49,100,000	10.000		03/15/20	44,435,500
MEG Energy Corp.(b)
45,270,000	6.375		01/30/23	42,101,100
RSP Permian, Inc.(b)
50,000	6.625		10/01/22	51,250
Whiting Canadian Holding Co. ULC
64,000	8.125		12/01/19	67,120

				153,502,345

Food & Beverage(a) – 0.7%
Bumble Bee Holding, Inc.(b)
48,571,000	9.000		12/15/17	50,878,123
HJ Heinz Co.(b)
18,050,000	5.000		07/15/35	18,338,265
26,975,000	5.200		07/15/45	27,708,823
Sysco Corp.
44,475,000	4.500		10/02/44	44,671,458
US Foods, Inc.
6,950,000	8.500		06/30/19	7,254,063

				148,850,732

Gaming – 0.5%
MGM Resorts International
25,850,000	6.625		07/15/15	25,785,375
21,900,000	7.500		06/01/16	22,721,250
50,800,000	10.000		11/01/16	55,372,000

				103,878,625

Health Care – Services – 0.9%
CHS/Community Health Systems, Inc.(a)
43,400,000	5.125		08/15/18	44,376,500
142,525,000	8.000		11/15/19	150,185,719
HCA, Inc.
3,150,000	6.500		02/15/16	3,244,500

				197,806,719

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care Products(a)(b) – 0.0%
Crimson Merger Sub, Inc.
	$8,550,000	6.625%		05/15/22	$ 7,502,625

Home Construction(a) – 0.0%
Beazer Homes USA, Inc.
	2,350,000	9.125		05/15/19	2,444,000

Life Insurance – 0.2%
MetLife, Inc.
	17,800,000	3.000		03/01/25	16,998,471
	6,275,000	4.050		03/01/45	5,698,173
Scottish Widows PLC(a)(c)
GBP	8,121,000	5.125		09/29/49	12,760,120

					35,456,764

Media – Cable – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
	$6,129,000	7.000		01/15/19	6,358,838
Comcast Corp.
	46,471,000	4.650		07/15/42	46,454,733
DISH DBS Corp.
	14,800,000	7.125		02/01/16	15,188,500
Time Warner Cable, Inc.
	19,754,000	5.850		05/01/17	21,101,470

					89,103,541

Media – Non Cable – 1.2%
21st Century Fox America, Inc.
	25,175,000	3.700	(a)	09/15/24	25,243,079
	1,925,000	6.150		02/15/41	2,235,871
	31,600,000	4.750	(a)	09/15/44	30,855,349
Getty Images, Inc.(a)(b)
	20,104,000	7.000		10/15/20	9,524,270
NBCUniversal Media LLC
	15,450,000	4.450		01/15/43	14,828,511
Univision Communications, Inc.(a)(b)
	153,487,000	8.500		05/15/21	161,928,785

					244,615,865

Metals & Mining – 0.4%
CITIC Ltd.
	65,610,000	6.800		01/17/23	75,727,757

Noncaptive – Financial – 0.0%
General Electric Capital Corp.
MXN	110,000,000	8.500		04/06/18	7,678,829
GEO Maquinaria(a)(b)(f)
	$1,479,225	9.625		05/02/21	44,377

					7,723,206

Packaging(a) – 1.7%
Ardagh Packaging Finance PLC
	151,914,000	9.125	(b)	10/15/20	160,522,681
EUR	19,775,000	9.250		10/15/20	23,342,684
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is(b)
	$42,083,000	5.625		12/15/16	42,030,396

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Packaging(a) – (continued)
Reynolds Group Issuer, Inc.
$22,000,000	8.500%	05/15/18	$ 22,440,000
13,825,000	9.000	04/15/19	14,326,156
100,819,000	9.875	08/15/19	105,859,950

			368,521,867

Pharmaceuticals(a) – 0.2%
AbbVie, Inc.
6,675,000	2.500	05/14/20	6,602,828
9,100,000	3.600	05/14/25	8,992,285
Actavis Funding SCS
22,875,000	4.750	03/15/45	21,748,463

			37,343,576

Pipelines – 0.5%
Enterprise Products Operating LLC(a)(c)
22,300,000	8.375	08/01/66	23,303,498
1,850,000	7.000	06/01/67	1,840,750
16,275,000	7.034	01/15/68	17,495,626
Sabine Pass LNG LP
60,200,000	7.500	11/30/16	63,360,500

			106,000,374

Property/Casualty Insurance(a)(c) – 0.1%
ING Capital Funding Trust III
12,250,000	3.882	12/29/49	12,219,375
The Chubb Corp.
11,794,000	6.375	03/29/67	12,324,729

			24,544,104

Real Estate Investment Trusts(b) – 0.1%
Trust F/1401
18,700,000	5.250	12/15/24	19,354,500
300,000	6.950	01/30/44	322,500

			19,677,000

Retailers(a) – 0.6%
Amazon.com, Inc.
53,325,000	4.950	12/05/44	52,173,207
Rite Aid Corp.
31,800,000	9.250	03/15/20	34,503,000
32,650,000	8.000	08/15/20	33,956,000

			120,632,207

Retailers – Food & Drug(a) – 0.5%
BI-LO LLC/BI-LO Finance Corp.(b)(d)
18,455,000	8.625	09/15/18	17,209,288
Walgreens Boots Alliance, Inc.
24,924,000	4.500	11/18/34	23,176,190
65,400,000	4.800	11/18/44	60,625,069

			101,010,547

Software(a) – 0.5%
Microsoft Corp.
64,075,000	3.750	02/12/45	57,487,832
QUALCOMM, Inc.
45,000,000	3.450	05/20/25	43,840,626

			101,328,458

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – 0.2%
Apple, Inc.
	$33,300,000	3.200%		05/13/25	$ 33,064,569
	18,750,000	3.450		02/09/45	15,866,187

					48,930,756

Telecommunications – Cellular – 0.1%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	16,381,784

Tobacco – 0.0%
Reynolds American, Inc.
	$7,575,000	3.250		06/12/20	7,679,396

Transportation Services(a) – 0.2%
Aguila 3 SA
	25,955,000	7.875	(b)	01/31/18	25,630,563
CHF	8,509,000	7.875		01/31/18	9,171,372

					34,801,935

Wireless Telecommunications – 2.7%
AT&T, Inc.(a)
	$25,850,000	4.800		06/15/44	23,760,322
Intelsat Jackson Holdings SA(a)
	169,315,000	7.250		04/01/19	171,431,437
	37,975,000	7.250		10/15/20	37,595,250
	6,325,000	7.500		04/01/21	6,261,750
Intelsat Luxembourg SA(a)
	37,800,000	8.125		06/01/23	31,185,000
Softbank Corp.
	95,650,000	4.500	(b)	04/15/20	95,769,562
EUR	39,850,000	4.625		04/15/20	47,970,234
Sprint Capital Corp.
	$27,200,000	6.875		11/15/28	23,392,000
Sprint Communications, Inc.
	78,025,000	6.000		12/01/16	80,365,750
	7,050,000	9.000	(b)	11/15/18	7,966,500
	12,700,000	7.000		08/15/20	12,573,000
Sprint Corp.
	31,975,000	7.875		09/15/23	31,095,688
	14,250,000	7.125		06/15/24	13,252,500

					582,618,993

Wirelines Telecommunications – 1.1%
AT&T, Inc.(a)
	19,425,000	3.400		05/15/25	18,459,534
Level 3 Financing, Inc.(a)
	30,075,000	8.625		07/15/20	32,180,250
Verizon Communications, Inc.
	62,900,000	5.150		09/15/23	68,907,960
	54,100,000	3.500	(a)	11/01/24	52,732,257
	34,760,000	4.862		08/21/46	32,588,479
	41,469,000	4.672	(b)	03/15/55	35,993,423

					240,861,903

TOTAL CORPORATE OBLIGATIONS					$ 4,191,044,568

Mortgage-Backed Obligations – 14.7%
Adjustable Rate Non-Agency(c) – 4.3%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,695,348	0.406%		09/20/66	$ 1,836,468
Aire Valley Mortgages PLC Series 2005-1X, Class 2A1
GBP	1,720,021	0.932		09/20/66	2,610,583

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Aire Valley Mortgages PLC Series 2005-1X, Class 2A2
EUR	9,976,123	0.346%	09/20/66	$ 10,780,614
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$4,242,719	0.621	09/20/66	4,090,367
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
	35,364,473	0.501	09/20/66	33,935,840
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	29,838,776	0.286	09/20/66	32,167,501
Aire Valley Mortgages PLC Series 2006-1X, Class 2A2
GBP	12,493,744	0.872	09/20/66	18,918,954
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(b)
	$31,545,521	0.521	09/20/66	30,294,763
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
EUR	9,882,993	0.246	09/20/66	10,637,180
American Home Mortgage Assets Trust Series 2006-2, Class 2A1
	$11,278,134	0.375	09/25/46	8,415,750
American Home Mortgage Assets Trust Series 2006-6, Class A1A
	6,304,655	0.375	12/25/46	4,375,619
American Home Mortgage Investment Trust Series 2005-3, Class 2A4
	6,100,000	2.043	09/25/35	3,822,757
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
	195,279	0.365	12/25/46	162,465
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
	5,281,041	0.415	03/25/47	3,238,966
Banc of America Funding Corp. Series 2006-H, Class 6A1
	29,374,911	0.374	10/20/36	22,026,877
Bear Stearns Mortgage Funding Series 2007-AR1, Class 1A1
	6,660,297	0.345	01/25/37	5,091,247
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	4,648,753	0.385	09/25/47	3,767,610
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(b)
	6,774,392	0.387	10/25/36	5,782,184
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(b)
	35,151,354	0.337	12/25/46	28,675,297
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A1(b)
	21,767,219	0.317	04/25/47	16,670,917
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(b)
	18,052,461	0.317	08/25/47	14,173,634
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-4A, Class A1(b)
	11,795,835	0.317	11/25/47	9,323,632
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
	5,831,746	2.627	11/25/36	5,040,145
Countrywide Alternative Loan Trust Series 2005-16, Class A1
	5,784,342	1.792	06/25/35	5,105,622
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
	738,389	0.445	12/25/35	649,714
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
	2,434,770	1.627	01/25/36	2,242,234
Countrywide Alternative Loan Trust Series 2005-81, Class A1
	8,885,579	0.467	02/25/37	6,954,105
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	1,253,482	0.685	05/25/35	1,061,406
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
	4,316,135	0.355	11/25/36	3,950,732
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	413,968	0.394	03/20/46	316,951
Countrywide Alternative Loan Trust Series 2006-OA14, Class 2A1
	6,903,661	0.375	11/25/46	5,641,881
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11
	13,524,813	0.685	08/25/37	8,855,845

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1
	$7,098,354	0.395%	08/25/47	$ 5,655,104
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	31,871,667	1.527	11/25/47	23,704,823
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
	12,127,916	0.315	03/25/47	8,117,789
Countrywide Alternative Loan Trust Series 2007-OH1, Class A1D
	12,238,182	0.395	04/25/47	9,267,657
Countrywide Home Loans Mortgage Pass-Through Trust Series 2005-3, Class 1A1
	8,958,493	0.495	04/25/35	6,839,883
Countrywide Home Loans Mortgage Pass-Through Trust Series 2006-OA5, Class 1A1
	4,691,569	0.385	04/25/46	3,934,697
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b)
EUR	56,783,184	2.790	04/20/20	62,671,662
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-OA1, Class A1
	$11,667,132	0.385	02/25/47	9,481,414
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A
	3,900,221	0.387	08/25/47	3,314,150
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B
	4,867,475	0.407	08/25/47	4,114,252
Downey Savings & Loan Association Mortgage Trust Series 2005-AR5, Class 2A1A
	11,774,047	0.516	09/19/45	8,570,682
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1
GBP	17,404,083	0.962	09/13/45	25,915,200
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
	$1,860,747	0.365	01/25/37	1,429,176
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
	7,353,609	0.356	12/19/36	5,372,488
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A
	2,210,753	0.386	09/19/46	1,689,885
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
	3,174,082	2.255	04/25/37	1,986,230
Impac Secured Assets Trust Series 2006-5, Class 1A1B
	25,972,528	0.385	02/25/37	19,650,942
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
	6,192,727	0.445	06/25/35	5,308,545
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	1,154,873	2.471	08/25/35	990,946
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	4,527,282	4.376	11/25/35	3,782,629
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
	8,642,194	0.365	02/25/37	5,753,469
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
	8,491,754	2.851	03/25/37	7,863,748
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	8,856,024	0.367	07/25/37	7,647,080
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	8,489,537	2.708	05/25/36	6,910,298
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
	8,070,690	0.345	10/25/36	6,516,343
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	9,729,180	0.284	09/21/38	11,311,106
Leek Finance PLC Series 2017A, Class A2B(b)
	$6,486,040	0.545	12/21/37	6,813,232
Lehman XS Trust Series 2005-5N, Class 1A1
	22,437,548	0.485	11/25/35	19,182,362
Lehman XS Trust Series 2005-7N, Class 1A1A
	11,761,802	0.455	12/25/35	10,115,061

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Lehman XS Trust Series 2005-9N, Class 1A1
$5,563,575	0.455%	02/25/36	$ 4,641,929
Lehman XS Trust Series 2006-GP1, Class A2A
1,174	0.355	05/25/46	1,136
Lehman XS Trust Series 2007-12N, Class 2A1
4,983,163	0.367	07/25/37	3,659,919
Lehman XS Trust Series 2007-15N, Class 4A1
10,283,406	1.087	08/25/47	7,197,274
Lehman XS Trust Series 2007-16N, Class 2A2
13,965,405	1.037	09/25/47	11,356,883
Lehman XS Trust Series 2007-4N, Class 3A2A
6,452,358	0.897	03/25/47	5,375,088
Lehman XS Trust Series 2007-5H, Class 3A4
8,465,218	2.752	05/25/37	5,597,804
Lehman XS Trust Series Series 2006-14N, Class 1A1A
16,730,771	0.375	09/25/46	13,684,788
LSTAR Securities Investment Trust Series 2014-2, Class A(b)
23,967,872	2.184	12/01/21	23,794,718
LSTAR Securities Investment Trust Series 2015-3, Class A(b)
16,153,917	2.184	03/01/20	16,078,798
Luminent Mortgage Trust Series 2007-2, Class 2A1
2,025,801	0.415	05/25/37	1,426,291
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
10,599,233	0.946	12/25/46	7,347,971
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
4,149,674	0.996	12/25/46	3,190,950
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
4,923,043	0.335	03/25/47	4,116,025
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
1,974,707	0.387	05/25/47	1,599,436
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1
8,205,006	0.495	09/25/37	7,264,051
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
1,241,280	0.595	11/25/35	1,105,036
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
3,041,747	0.425	12/25/36	2,291,620
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
6,512,028	1.147	01/25/46	4,567,721
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
7,651,582	3.530	12/25/35	6,224,703
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
13,883,058	0.370	12/25/36	10,453,615
Residential Accredit Loans, Inc. Series 2006-QA10, Class A2
7,281,185	0.365	12/25/36	5,535,828
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
5,523,489	3.516	02/25/36	4,021,895
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
3,499,799	0.455	02/25/46	2,143,627
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1
7,021,775	0.947	09/25/46	4,826,495
Residential Accredit Loans, Inc. Series 2007-QA4, Class A1A
6,666,559	0.335	06/25/37	4,812,754
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
15,054,879	1.390	11/25/37	9,532,877
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A
1,752,372	0.375	05/25/47	1,418,969
Residential Accredit Loans, Inc. Series 2007-QS8, Class A3
3,068,542	0.785	06/25/37	1,953,933
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
7,015,521	2.845	09/25/35	6,154,643
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
3,937,548	3.021	11/25/35	3,448,798
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
6,753,381	0.345	12/25/36	5,520,413

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
$4,340,856	4.446%	10/25/36	$ 3,331,508
Structured Adjustable Rate Mortgage Loan Trust Series 2007-11, Class 1A1
9,279,559	1.335	12/25/37	6,011,285
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
5,042,855	0.585	02/25/36	3,725,753
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
7,312,085	0.395	05/25/46	5,307,572
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A
7,361,202	0.365	09/25/47	6,203,912
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
17,353,073	6.500	05/25/47	11,659,370
Structured Asset Mortgage Investments Trust, Inc. Series 2005-AR7, Class 5A1
1,656,780	1.606	03/25/46	1,385,342
Structured Asset Mortgage Investments Trust, Inc. Series 2006-AR6, Class 1A3
543,952	0.375	07/25/46	360,418
Structured Asset Mortgage Investments Trust, Inc. Series 2006-AR7, Class A1A
643,803	0.395	08/25/36	505,102
Structured Asset Mortgage Investments Trust, Inc. Series 2007-AR6, Class A1
14,052,481	1.646	08/25/47	11,428,228
Structured Asset Mortgage Investments Trust, Inc. Series 2007-AR7, Class 1A1
1,818,536	1.035	05/25/47	1,335,728
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
108,669	0.635	06/25/35	84,582
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
3,099,881	1.116	06/25/46	1,865,474
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
3,730,268	0.896	02/25/47	2,615,758
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
6,185,833	1.845	07/25/47	4,462,948
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
10,069,136	0.525	01/25/45	9,434,116
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
611,402	0.455	12/25/45	579,651
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2, Class 2A21
3,882,432	0.515	01/25/45	3,599,304
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
363,915	0.455	07/25/45	339,699
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,402,017	0.475	07/25/45	1,303,214
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
5,071,043	0.505	07/25/45	4,808,295
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
8,063,563	1.026	10/25/46	6,505,530

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
$10,407,197	0.886%	01/25/47	$ 8,396,926
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR2, Class A1A
11,341,919	1.086	04/25/46	8,814,905
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
8,401,475	0.846	01/25/47	5,946,003
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A
6,959,218	0.906	04/25/47	5,271,911
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 2A1
7,168,700	0.615	06/25/37	5,336,487

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 915,493,722

Collateralized Mortgage Obligations – 2.2%
Interest Only(g) – 0.1%
GNMA REMIC Series 2013-182, Class PI
$24,751,662	4.500%	12/20/43	$ 5,437,816
GNMA REMIC Series 2014-11, Class NI
23,661,134	4.500	12/16/42	3,793,722

			9,231,538

Inverse Floaters(c) – 0.9%
FHLMC REMIC Series 3753, Class SK
28,858,373	5.865	11/15/38	3,841,537
FHLMC REMIC Series 4273, Class PS
74,170,272	5.915	11/15/43	11,765,118
FHLMC REMIC Series 4431, Class ST
23,578,051	5.915	01/15/45	5,452,860
FHLMC REMIC Series 4468, Class SY
20,584,704	5.915	05/15/45	4,591,515
FNMA REMIC Series 2010-126, Class LS
7,460,770	4.816	11/25/40	1,561,042
FNMA REMIC Series 2015-20, Class ES
62,732,906	5.963	04/25/45	14,970,587
FNMA REMIC Series 2015-22, Class DS
15,739,818	6.013	04/25/45	3,593,201
FNMA REMIC Series 2015-24, Class SG
24,739,008	5.413	04/25/45	5,264,736
GNMA REMIC Series 2010-1, Class SD
13,920,095	5.603	01/20/40	2,294,402
GNMA REMIC Series 2010-162, Class SE
36,641,646	6.363	12/20/40	5,595,264
GNMA REMIC Series 2010-20, Class SC
20,028,793	5.963	02/20/40	3,344,612
GNMA REMIC Series 2010-20, Class SD
18,195,649	5.493	02/20/40	2,758,460
GNMA REMIC Series 2010-20, Class SE
42,899,641	6.063	02/20/40	7,520,843
GNMA REMIC Series 2010-35, Class DS
22,152,614	5.493	03/20/40	3,364,291
GNMA REMIC Series 2010-37, Class SG
45,149,116	5.513	03/20/40	7,037,758
GNMA REMIC Series 2010-58, Class AI
7,167,800	5.583	05/20/40	1,111,129
GNMA REMIC Series 2010-59, Class SA
12,713,084	6.313	05/20/40	2,345,123
GNMA REMIC Series 2010-85, Class SN
26,257,367	5.753	07/20/40	4,817,707
GNMA REMIC Series 2010-9, Class XD
51,944,912	6.415	01/16/40	9,529,039

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(c) – (continued)
GNMA REMIC Series 2010-9, Class YD
$71,839,409	6.615%	01/16/40	$ 13,776,414
GNMA REMIC Series 2010-90, Class ES
43,692,320	5.763	07/20/40	6,941,067
GNMA REMIC Series 2013-111, Class SA
28,848,857	6.513	07/20/43	5,550,768
GNMA REMIC Series 2013-113, Class SA
34,148,739	6.513	08/20/43	6,520,650
GNMA REMIC Series 2013-113, Class SD
109,084,187	6.515	08/16/43	19,559,187
GNMA REMIC Series 2013-117, Class PS
35,553,158	5.963	04/20/43	6,159,752
GNMA REMIC Series 2013-147, Class SD
38,424,233	6.463	12/20/39	7,313,530
GNMA REMIC Series 2014-3, Class TS
17,276,311	5.363	01/20/44	2,550,146
GNMA REMIC Series 2014-5, Class SA
26,497,751	5.363	01/20/44	3,901,471
GNMA REMIC Series 2014-56, Class ST
43,494,481	5.915	12/16/39	6,919,868
GNMA REMIC Series 2014-76, Class SA
54,655,121	5.413	01/20/40	8,060,674
GNMA REMIC Series 2014-96, Class SE
33,496,316	5.413	07/20/44	4,982,878

			192,995,629

Planned Amortization Class(c) – 0.0%
GNMA REMIC Series 2011-50, Class PS
49,077,707	5.913	02/20/41	7,879,514

Regular Floater(c) – 0.7%
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1
1,120,834	0.685	07/25/35	869,566
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A
8,754,841	0.495	08/25/35	6,799,947
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
1,465,331	0.985	12/25/35	1,211,266
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A3
4,862,228	0.585	02/25/36	3,432,855
FHLMC REMIC Series 3231, Class FB
969,104	0.536	10/15/36	971,807
FHLMC REMIC Series 3314, Class FC
636,010	0.586	12/15/36	638,683
FHLMC REMIC Series 3371, Class FA
802,042	0.786	09/15/37	811,635
FHLMC REMIC Series 3545, Class FA
1,292,734	1.036	06/15/39	1,312,363
FHLMC REMIC Series 3827, Class KF
1,284,500	0.556	03/15/41	1,290,282
FHLMC REMIC Series 4320, Class FD
45,940,884	0.586	07/15/39	46,203,960
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
13,210,000	3.485	10/25/27	12,885,388
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3
15,550,000	3.985	03/25/25	15,220,348
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
21,049,844	1.385	07/25/24	20,984,421
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1
4,389,709	1.685	02/25/25	4,390,688
FNMA REMIC Series 2006-45, Class TF
1,663,749	0.587	06/25/36	1,670,972
FNMA REMIC Series 2006-76, Class QF
1,767,819	0.587	08/25/36	1,777,109

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2006-79, Class PF
	$1,821,006	0.587%	08/25/36	$ 1,829,942
FNMA REMIC Series 2007-33, Class HF
	2,478,424	0.537	04/25/37	2,490,506
FNMA REMIC Series 2007-75, Class VF
	639,714	0.637	08/25/37	643,557
FNMA REMIC Series 2009-84, Class WF
	456,811	1.287	10/25/39	467,659
FNMA REMIC Series 2015-34, Class LS
	44,700,726	5.913	06/25/45	9,647,338
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	865,162	0.932	09/20/44	1,354,025
Nomura Resecuritization Trust Series 2014-5R, Class 2A11(b)
	$5,064,426	8.787	12/26/36	3,550,306
Residential Accredit Loans, Inc. Series 2005-QS10, Class 3A1
	865,579	0.685	08/25/35	646,662
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
	5,193,063	2.525	07/20/37	4,212,636

				145,313,921

Sequential Fixed Rate – 0.5%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	2,637,331	7.000	10/25/37	1,775,519
BCAP LLC Trust Series 2007-AA2, Class 2A7
	2,230,876	6.000	04/25/37	1,926,517
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	144,244	5.500	05/25/22	148,843
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(b)
	9,810,732	5.750	04/25/47	8,240,353
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 1A13
	4,346,483	6.000	07/25/36	3,936,758
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	1,619,339	6.000	01/25/37	1,393,246
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
	8,682,416	5.750	03/25/37	7,441,704
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	3,303,822	6.000	02/25/36	2,804,479
Countrywide Alternative Loan Trust Series 2007-06, Class A4
	3,760,559	5.750	04/25/47	3,321,471
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
	1,496,643	5.750	07/25/37	1,363,376
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	615,601	6.000	08/25/37	563,846
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
	1,774,666	6.000	03/25/37	1,641,540
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
	3,579,175	5.750	06/25/37	3,315,874
Countrywide Home Mortgage Loan Pass-Through Trust Series 2007-10, Class A5
	2,643,757	6.000	07/25/37	2,440,038
Countrywide Home Mortgage Pass-Through Trust Series 2007-10, Class A22
	4,968,949	6.000	07/25/37	4,586,060
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(b)
	10,553,596	6.000	11/25/36	9,004,709
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	994,152	5.000	08/25/35	1,010,716
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	881,055	5.500	02/25/36	750,345
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
	4,713,463	6.000	04/25/36	4,046,382
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
	1,492,439	6.000	06/25/36	1,251,307

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
$2,664,225	6.000%	08/25/36	$ 2,186,815
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
2,497,526	6.500	07/25/36	2,047,165
Residential Accredit Loans, Inc. Series 2007-QS1, Class 2A5
2,973,745	6.000	01/25/37	2,452,143
Residential Asset Securitization Trust Series 2005-A11CB, Class 2A1
11,142,460	4.850	10/25/35	7,998,201
Residential Asset Securitization Trust Series 2006-A15, Class A13
8,065,138	6.250	01/25/37	5,995,608
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,912,995	6.000	08/25/36	1,731,324
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
7,815,179	6.000	08/25/36	4,895,803
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
6,156,481	6.000	10/25/37	5,298,592
Suntrust Alternative Loan Trust Series 2005-1F, Class 2A6
1,656,083	5.750	12/25/35	1,488,604
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
1,661,051	6.000	08/25/37	1,608,542

			96,665,880

Sequential Floating Rate(c) – 0.0%
Banc of America Funding Corp. Series 2007-2, Class 2A1
104,535	5.977	03/25/37	103,161
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3
7,397,286	0.685	08/25/37	5,606,575
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,218,544	0.285	12/25/36	806,774

			6,516,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 458,602,992

Commercial Mortgage-Backed Securities – 5.6%
Sequential Fixed Rate – 2.1%
COMM 2015-CCRE23 Mortgage Trust Series 2015-CR23, Class CMD(b)
$24,350,000	3.807%	05/10/48	$ 23,868,114
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
122,524,453	5.361	02/15/40	128,082,775
CSMC Trust Series 2014-USA, Class E(b)
33,100,000	4.373	09/15/37	30,409,102
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
22,069,083	2.779	09/25/22	22,839,353
FHLMC Multifamily Structured Pass-Through Certificates Series K037, Class A2
122,500,000	3.490	01/25/24	128,868,922
FHLMC Multifamily Structured Pass-Through Certificates Series K038, Class A2
24,500,000	3.389	03/25/24	25,554,348
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, ClassA1A
87,636,926	5.559	10/15/48	91,416,443
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,664,955

			453,704,012

Sequential Floating Rate(c) – 3.5%
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E(b)
12,450,000	3.786	04/10/28	12,142,075
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E(b)
27,996,000	2.524	06/15/33	27,784,434

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class D(b)
$9,913,500	3.236%	09/15/17	$ 9,883,793
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class E(b)
11,719,000	3.586	09/15/17	11,476,553
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F(b)
14,494,000	3.688	06/11/27	14,507,668
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
159,659,466	5.526	01/15/49	167,155,638
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A1A1
75,234,477	5.890	06/15/39	79,472,736
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
33,200,000	3.320	02/25/23	34,723,399
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
110,500,000	3.250	04/25/23	114,944,133
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
75,900,000	3.300	04/25/23	79,119,200
FREMF Mortgage Trust Series 2014-K40, Class C(b)
7,800,000	4.208	09/25/25	7,628,584
FREMF Mortgage Trust Series 2014-K41, Class B(b)
19,950,000	3.960	11/25/47	19,581,693
GRACE Mortgage Trust Series 2014-GRCE, Class F(b)
26,250,000	3.590	06/10/28	25,248,515
GS Mortgage Securities Trust Series 2007-GG10, Class A1A
30,022,005	5.795	08/10/45	32,243,171
Hilton Mortgage Trust Series 2014-ORL, Class E(b)
17,950,000	3.436	07/15/29	17,927,419
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E(b)
24,000,000	4.036	10/15/29	23,984,688
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class D(b)
10,200,000	2.786	12/15/28	10,193,881
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class E(b)
9,550,000	3.682	12/15/28	9,540,357
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,523,807
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,231,172
Morgan Stanley Capital I Trust Series 2014-CPT, Class F(b)
25,245,000	3.446	07/13/29	23,842,110
Tricon American Homes Trust Series 2015-SFR1, Class D(b)
1,920,000	2.385	05/17/32	1,864,453
Tricon American Homes Trust Series 2015-SFR1, Class E(b)
3,790,000	3.185	05/17/32	3,633,088

			729,652,567

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,183,356,579

Federal Agencies – 2.6%
Adjustable Rate FNMA(c) – 0.0%
$1,900,909	2.550%	05/01/33	$ 2,022,112
853,963	1.961	10/01/34	893,451
2,159,969	1.914	01/01/35	2,269,830
1,786,975	2.618	09/01/35	1,916,821
775,625	2.463	10/01/36	829,593

			7,931,807

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 0.0%
$23,486	5.000%	01/01/33	$ 26,058
2,312	5.000	03/01/33	2,553
18,150	5.000	04/01/33	20,036
5,512	5.000	05/01/33	6,085
11,796	5.000	06/01/33	13,021
72,258	5.000	07/01/33	79,765
99,430	5.000	08/01/33	109,797
11,923	5.000	09/01/33	13,195
20,297	5.000	10/01/33	22,406
59,373	5.000	11/01/33	65,541
22,151	5.000	12/01/33	24,452
22,275	5.000	01/01/34	24,589
76,741	5.000	02/01/34	84,703
28,505	5.000	03/01/34	31,451
57,911	5.000	04/01/34	63,897
81,717	5.000	05/01/34	90,203
987,813	5.000	06/01/34	1,090,359
18,014	5.000	11/01/34	19,876
289,297	5.000	04/01/35	319,353
40,197	5.000	11/01/35	44,373

			2,151,713

FNMA – 2.6%
50,500,000	0.750	03/14/17	50,601,424
5,902,065	3.104	01/01/18	6,153,403
6,493,703	3.443	01/01/18	6,823,314
275,631	5.000	01/01/18	289,136
1,366,207	5.000	02/01/18	1,433,314
5,242,589	3.750	03/01/18	5,556,164
933,267	5.000	03/01/18	979,109
1,349,884	5.000	04/01/18	1,416,187
3,550,000	3.840	05/01/18	3,780,186
118,618	5.000	05/01/18	124,445
117,769	5.000	06/01/18	123,554
2,401	5.500	01/01/19	2,553
57,363	5.500	02/01/19	60,440
58,936	5.500	03/01/19	62,265
43,288	5.500	04/01/19	45,611
23,479	5.500	05/01/19	24,844
111,805	5.500	06/01/19	117,654
327,223	5.500	07/01/19	345,463
296,041	5.500	08/01/19	314,214
269,273	5.500	09/01/19	286,131
83,633	5.500	10/01/19	88,806
78,416	5.500	11/01/19	83,533
140,816	5.500	12/01/19	149,304
13,380	5.500	01/01/20	14,343
5,722	5.500	06/01/20	6,050
1,608,710	5.500	07/01/20	1,717,877
2,031,866	3.416	10/01/20	2,150,345
1,412,616	3.632	12/01/20	1,511,181
5,542,996	4.375	06/01/21	6,133,361
4,201	6.000	01/01/24	4,763
124,486	6.000	04/01/24	141,612
3,475,598	5.500	05/01/25	3,644,914
87,320	6.000	02/01/26	99,030
50,356	6.000	07/01/27	57,105
799,830	6.000	03/01/28	906,897
875,435	6.000	08/01/28	992,631
78,547	6.000	09/01/28	89,049
803,994	6.000	10/01/28	911,640
6,432	4.500	09/01/29	6,955
603,511	6.000	07/01/32	685,017
8,274	6.000	12/01/32	9,506

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,265	6.000%	01/01/33	$ 1,454
5,435	6.000	04/01/33	6,245
222,863	6.000	10/01/33	259,495
8,147	6.000	02/01/34	9,363
63,188	6.000	03/01/34	72,622
210,266	6.000	08/01/34	241,728
46,324	6.000	11/01/34	53,240
449,841	6.000	05/01/35	516,111
88,998	6.000	06/01/35	101,891
240,817	6.000	10/01/35	274,670
37,760	6.000	11/01/35	43,174
47,057	6.000	12/01/35	53,517
333,838	6.000	02/01/36	381,361
2,645,384	6.000	03/01/36	3,002,651
227,933	6.000	04/01/36	258,716
1,121,679	6.000	05/01/36	1,273,366
38,220	6.000	05/01/36	43,382
1,619,264	6.000	06/01/36	1,837,952
197,329	6.000	07/01/36	223,979
558,782	6.000	08/01/36	636,957
4,197,140	6.000	09/01/36	4,764,275
1,172,957	6.000	10/01/36	1,331,960
1,636,234	6.000	11/01/36	1,862,239
113,078	4.500	12/01/36	122,809
1,750,843	6.000	12/01/36	1,989,474
577,632	6.000	01/01/37	655,526
6,212,837	6.000	02/01/37	7,074,380
2,331,526	6.000	03/01/37	2,646,681
1,570,816	6.000	04/01/37	1,783,690
3,497,427	6.000	05/01/37	3,970,324
1,531,635	6.000	06/01/37	1,738,089
13,291,302	6.000	07/01/37	15,104,225
100,111	4.500	08/01/37	108,642
6,280,521	6.000	08/01/37	7,138,421
1,421,807	6.000	09/01/37	1,613,465
2,378,116	6.000	10/01/37	2,701,105
3,743,884	6.000	11/01/37	4,249,990
263,879	6.000	12/01/37	299,486
3,973,746	6.000	01/01/38	4,510,450
1,353,347	6.000	02/01/38	1,535,744
123,359	5.000	03/01/38	138,162
1,883,663	6.000	03/01/38	2,138,865
970,750	6.000	04/01/38	1,101,582
52,336,171	6.000	05/01/38	59,391,388
1,972,275	6.000	06/01/38	2,238,060
11,963,178	6.000	07/01/38	13,575,378
240,484	6.000	08/01/38	273,079
4,907,913	6.000	09/01/38	5,573,863
14,203,826	6.000	10/01/38	16,121,087
1,420,033	4.500	11/01/38	1,534,306
7,624,457	6.000	11/01/38	8,666,384
8,685,946	6.000	12/01/38	9,867,403
46,999	4.500	01/01/39	50,781
10,064,490	6.000	01/01/39	11,421,108
20,030,436	6.000	02/01/39	22,729,742
539,575	4.500	03/01/39	582,996
108,853	6.000	03/01/39	123,526
21,574	4.500	04/01/39	23,444
4,046,141	6.000	04/01/39	4,591,550
12,269	6.000	05/01/39	13,927
35,648	6.000	06/01/39	40,452
903,113	6.000	07/01/39	1,027,851
32,983	4.000	08/01/39	34,927
16,365	4.000	09/01/39	17,329
2,869,772	6.000	09/01/39	3,256,645
79,074	4.500	10/01/39	86,818

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,771,922	6.000%	10/01/39		$ 3,157,799
2,838,396	6.000	11/01/39		3,221,872
14,065,625	6.000	12/01/39		15,961,624
846,650	6.000	01/01/40		960,773
426,028	6.000	02/01/40		483,439
7,844,635	6.000	04/01/40		8,902,040
23,044,864	6.000	06/01/40		26,150,831
130,461	6.000	07/01/40		148,046
19,356	6.000	09/01/40		21,965
4,004,533	6.000	10/01/40		4,544,319
876,571	4.500	01/01/41		951,730
951,287	6.000	04/01/41		1,079,515
12,238	4.500	05/01/41		13,337
13,612,488	6.000	05/01/41		15,447,356
54,605	4.500	06/01/41		59,483
206,104	6.000	07/01/41		235,571
2,279,796	4.500	08/01/41		2,475,546
185,893	4.500	09/01/41		201,716
16,884	4.500	10/01/41		18,403
433,080	5.000	11/01/41		479,339
13,339	4.500	11/01/42		14,446
4,002,014	3.000	12/01/42		4,022,158
3,759,821	3.000	01/01/43		3,779,459
911,377	3.000	04/01/43		915,614
1,062,064	3.000	05/01/43		1,060,660
20,629,425	3.000	07/01/43		20,602,153
79,354	4.500	12/01/43		86,840
93,000,000	3.000	TBA-30yr	(h)	92,622,188

				544,675,054

TOTAL FEDERAL AGENCIES				$ 554,758,574

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 3,112,211,867

Agency Debentures – 0.2%
FFCB
$31,600,000	3.440%	06/17/30		$ 31,623,068
11,000,000	2.850	02/10/31		10,133,629
3,000,000	3.020	04/09/31		2,835,258

TOTAL AGENCY DEBENTURES				$ 44,591,955

Asset-Backed Securities – 19.4%
Auto(b) – 0.0%
Skopos Auto Receivables Trust Series 2015-1A, Class A
$9,113,116	3.100%	12/15/23		$ 9,109,246

Collateralized Loan Obligations – 18.2%
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
23,550,000	1.484	04/18/24		22,742,235
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
11,950,000	0.753	10/14/22		11,794,817
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
68,183,962	1.168	10/14/22		67,120,292
ACIS CLO Ltd. Series 2014-4A, Class ACOM(b)(c)
177,900,000	1.763	05/01/26		175,178,130
ACIS CLO Ltd. Series 2014-4A, Class C(b)(c)
11,050,000	2.828	05/01/26		10,539,424
Anchorage Capital CLO Ltd. Series 2014-4A, Class A1A(b)(c)
141,900,000	1.729	07/28/26		140,982,900
Anchorage Capital CLO Ltd. Series 2014-4A, Class A2(b)(c)
31,000,000	2.439	07/28/26		30,840,877
B&M CLO Ltd. Series 2014-1A, Class A1(b)(c)
74,650,000	1.654	04/16/26		73,839,002

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
B&M CLO Ltd. Series 2014-1A, Class A2(b)(c)
$12,850,000	2.204%	04/16/26	$ 12,690,210
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)(c)
283,926	0.551	06/20/17	283,608
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)(c)
20,565,003	0.529	04/29/19	20,178,895
Callidus Debt Partners CLO Fund VI Ltd. Series 6X, Class A1D(c)
9,764,999	0.537	10/23/21	9,603,798
CIFC Funding Ltd. Series 2014-2A, Class A1L(b)(c)
58,800,000	1.762	05/24/26	58,792,121
CIFC Funding Ltd. Series 2014-2A, Class A2L(b)(c)
24,600,000	2.432	05/24/26	24,610,529
Covenant Credit Partners CLO I Ltd. Series 2014-1A, Class C(b)(c)
21,350,000	3.195	07/20/26	20,967,579
Crown Point CLO lll Ltd. Series 2015-3A, Class ACOM(b)(c)
32,600,000	1.803	12/31/27	32,169,680
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)(c)
7,090,341	1.481	11/21/22	7,012,347
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
118,100,000	1.357	12/14/23	115,900,033
Cutwater 2014-I Ltd. Series 2015-1A, Class A2(b)(c)
24,850,000	1.808	07/15/27	24,666,185
Doral CLO 1 Ltd. Series 2012-3A, Class A1(b)(c)
10,000,000	1.636	12/19/22	9,992,720
Gleneagles CLO Ltd. Series 2005-1A, Class A1(b)(c)
259,256	0.553	11/01/17	259,036
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(b)(c)
3,529,071	0.518	07/31/21	3,488,726
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1(b)(c)
70,250,000	1.805	04/18/26	69,905,775
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B(b)(c)
64,150,000	1.676	04/28/25	63,634,106
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2(b)(c)
55,600,000	2.256	04/28/25	54,937,304
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)(c)
113,550,000	1.727	07/25/27	112,300,950
ICG US CLO Ltd. Series 2014-1A, Class ACOM(b)(c)
112,150,000	1.545	04/20/26	109,839,710
Jasper CLO Ltd. Series 2005-1A, Class A(b)(c)
1,140,185	0.548	08/01/17	1,136,252
KKR Financial CLO Corp. Series 2005-2X, Class A1(c)
8,295,001	0.542	11/26/17	8,284,897
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)(c)
13,570,312	0.624	05/15/21	13,448,735
Liberty CLO Ltd. Series 2005-1A, Class A2(b)(c)
1,037,143	0.653	11/01/17	1,035,647
Magnetite VIII Ltd. Series 2014-8A, Class B(b)(c)
23,900,000	2.253	04/15/26	23,800,074
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class ACOM(b)
154,600,000	0.000	05/22/27	152,389,220
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class B(b)(c)
10,248,000	2.479	05/22/27	10,038,500
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class C1(b)(c)
12,050,000	3.279	05/22/27	11,581,930
Mountain View Funding CLO Series 2007-3A, Class A1(b)(c)
2,133,562	0.469	04/16/21	2,124,385
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class C(b)(c)
8,650,000	3.039	08/04/25	8,514,204
Ocean Trails CLO Ltd. Series 2006-1X, Class A1(c)
2,723,177	0.526	10/12/20	2,685,938
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
15,650,000	1.524	11/22/23	15,516,975
OCP CLO Ltd. Series 2014-5A, Class ACOM(b)(c)
140,200,000	0.277	04/26/26	136,666,960
OFSI Fund V Ltd. Series 2013-5A, Class COMB(b)(i)
11,950,000	0.000	04/17/25	11,711,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
OFSI Fund V Ltd. Series 2014-7A, Class C(b)(c)
$20,050,000	3.345%	10/18/26	$ 19,861,450
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)(c)
32,975,300	1.283	03/20/25	32,214,692
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(b)(c)
120,000,000	1.440	03/20/25	116,904,000
OFSI Fund VII Ltd. Series 2014-7A, Class ACOM(b)(c)
146,000,000	1.872	10/18/26	143,868,400
OHA Park Avenue CLO I Ltd. Series 2007-1A, Class A1A(b)(c)
8,077,774	0.521	03/14/22	8,001,375
OZLM Funding III Ltd. Series 2013-3A, Class A1(b)(c)
14,750,000	1.587	01/22/25	14,704,762
Parallel Ltd. Series 2015-1A, Class A(b)(c)
83,200,000	1.736	07/20/27	82,983,680
Parallel Ltd. Series 2015-1A, Class B(b)(c)
16,650,000	2.336	07/20/27	16,490,160
Red River CLO Ltd. Series 1A, Class A(b)(c)
11,026,391	0.548	07/27/18	10,927,518
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)(c)
162,350,000	1.787	07/25/26	160,450,505
Regatta IV Funding Ltd. Series 2014-1A, Class B(b)(c)
776,094	2.287	07/25/26	766,803
Regatta IV Funding Ltd. Series 2014-1A, Class C(b)(c)
18,250,000	3.227	07/25/26	18,025,306
Saratoga Investment CLO Corp. Series 2013-1A, Ltd. Class A1(b)(c)
16,000,000	1.575	10/20/23	15,922,576
Shackleton CLO Ltd. Series 2014-5A, Class A(b)(c)
156,400,000	1.776	05/07/26	156,059,986
Shackleton CLO Ltd. Series 2014-5A, Class B1(b)(c)
33,700,000	2.276	05/07/26	33,679,510
Silvermore CLO Ltd. Series 2014-1A, Class A1(b)(c)
123,250,000	1.707	05/15/26	121,971,651
Silvermore CLO Ltd. Series 2014-1A, Class A2(b)(c)
23,050,000	2.307	05/15/26	22,867,144
Sound Point CLO Ltd. Series 2014-1A, Class B1(b)(c)
15,000,000	2.175	04/18/26	14,758,995
Sound Point CLO VI Ltd. Series 2014-2A, Class ACOM(b)(c)
199,450,000	1.707	10/20/26	197,236,105
Sound Point CLO VI Ltd. Series 2014-2A, Class C(b)(c)
15,000,000	3.187	10/20/26	14,772,735
SPS Servicer Advance Receivables Trust Series 2015-T1, Class A(b)
411,500,000	2.530	06/15/45	411,498,272
Symphony CLO XI Ltd. Series 2013-11A, Class A(b)(c)
6,500,000	1.557	01/17/25	6,464,120
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM(b)(c)
57,100,000	1.651	07/15/26	56,032,230
Trinitas CLO II Ltd. Series 2014-2A, Class C(b)(c)
10,050,000	3.085	07/15/26	9,824,317
Trinitas CLO Ltd. Series 2014-1A, Class A1(b)(c)
58,150,000	1.783	04/15/26	57,831,338
Trinitas CLO Ltd. Series 2014-1A, Class B1(b)(c)
14,950,000	2.153	04/15/26	14,660,508
Westchester CLO Ltd. Series 2007-1X, Class A1A(c)
26,966,309	0.503	08/01/22	26,618,363
Whitehorse VIII Ltd. Series 2014-1A, Class A(b)(c)
150,700,000	1.778	05/01/26	149,452,807
Whitehorse VIII Ltd. Series 2014-1A, Class B(b)(c)
32,800,000	2.328	05/01/26	32,320,070
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(b)(c)
120,650,000	1.737	07/16/27	118,639,511
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(b)(c)
93,200,000	1.753	04/15/26	92,407,800

			3,861,422,395

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – 1.1%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(c)
$11,665,470	0.445%	03/25/37	$ 6,969,048
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(c)
16,641,000	0.455	05/25/36	11,710,553
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 05-R8, Class M2(c)
5,440,000	0.675	10/25/35	4,936,199
Bayview Financial Mortgage Pass-Through Trust 2006-A, Class M3(c)
10,095,000	0.836	02/28/41	7,716,355
Bayview Opportunity Master Fund IIIb RPL Trust Series 2015-3, Class A1(b)(j)
15,453,822	3.623	04/28/30	15,438,365
Citigroup Mortgage Loan Trust Series 2006-WFH1, Class M3(c)
6,400,000	0.585	01/25/36	5,347,727
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(c)
300,000	0.535	03/25/37	270,692
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(c)
20,000,000	0.405	08/25/37	12,426,094
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(j)
8,886,000	4.156	12/25/35	8,451,996
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(c)
2,615,418	0.325	09/25/36	2,389,350
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(c)
25,000,000	0.435	04/25/36	20,606,528
GSAA Home Equity Trust Series 2006-17, Class A1(c)
10,681,384	0.245	11/25/36	5,723,876
GSAA Home Equity Trust Series 2007-10, Class A2A
4,924,997	6.500	11/25/37	3,732,504
GSAMP Trust Series 2006-HE8, Class A2C(c)
17,750,000	0.355	01/25/37	14,970,961
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(c)
8,600,000	0.485	12/25/35	7,781,207
HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M2(c)
5,900,000	0.575	01/25/36	4,930,437
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(c)
3,850,000	0.415	07/25/36	3,676,979
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(c)
7,450,000	0.445	01/25/37	5,828,155
Lehman XS Trust Series 2006-16N, Class A321(c)
8,552,203	0.385	11/25/46	6,359,666
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(c)
8,169,056	0.265	09/25/46	3,627,783
Saxon Asset Securities Trust Series 2007-2, Class A2C(c)
7,270,644	0.425	05/25/47	5,169,842
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(c)
5,654,576	1.160	07/25/34	5,091,983
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC3, Class A3(c)
3,558,948	0.345	10/25/36	2,765,357
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1(c)
6,206,949	0.400	03/25/37	4,653,372
Vericrest Opportunity Loan Trust XXV LLC Series 2015-NPL8, Class A1(b)(j)
47,090,000	3.500	06/26/45	47,038,201
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(c)
4,200,000	0.845	10/25/35	3,893,151

			221,506,381

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – 0.1%
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	$4,813,198	0.412%		05/25/25	$ 4,752,106
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	7,456,588	1.224		07/01/24	7,508,450
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	59,224	0.413		03/01/25	59,196

					12,319,752

TOTAL ASSET-BACKED SECURITIES					$ 4,104,357,774

Foreign Debt Obligations – 22.7%
Sovereign – 19.5%
Brazil Letras do Tesouro Nacional(i)
BRL	186,701,000	0.000%		01/01/16	$ 56,090,073
Brazil Loan Trust 1
	$8,294,638	5.477		07/24/23	8,170,219
Brazil Notas do Tesouro Nacional
BRL	48,100,448	6.000		08/15/40	15,185,739
	675,911,278	6.000		08/15/50	214,379,735
Dominican Republic
DOP	61,100,000	10.375		03/04/22	1,401,082
	98,700,000	14.500		02/10/23	2,644,237
	$16,850,000	6.600		01/28/24	18,155,875
	17,540,000	6.600	(b)	01/28/24	18,899,350
	15,512,000	5.875		04/18/24	16,074,310
	8,375,000	5.500		01/27/25	8,395,938
	75,910,000	5.500	(b)	01/27/25	76,099,775
	2,784,000	8.625		04/20/27	3,347,760
DOP	30,000,000	18.500		02/04/28	978,107
	58,700,000	11.375		07/06/29	1,375,593
	$15,210,000	7.450	(b)	04/30/44	16,578,900
	10,340,000	7.450		04/30/44	11,270,600
	2,900,000	6.850	(b)	01/27/45	2,965,250
	1,430,000	6.850		01/27/45	1,462,175
Federal Republic of Germany
EUR	273,990,000	2.000		08/15/23	340,676,900
	276,650,000	1.000		08/15/24	316,012,811
	598,940,000	0.500		02/15/25	650,941,321
Italy Buoni Poliennali Del Tesoro
	159,000,000	3.750		05/01/21	199,094,684
	243,800,000	5.500		11/01/22	336,467,603
	96,140,000	5.000	(b)	03/01/25	131,379,393
Republic of Costa Rica
	$3,360,000	9.995		08/01/20	4,237,800
	10,280,000	5.625		04/30/43	8,506,700
	2,430,000	7.158		03/12/45	2,357,100
	18,800,000	7.158	(b)	03/12/45	18,236,000
Republic of Croatia
	15,660,000	6.625		07/14/20	17,128,125
	13,660,000	6.375		03/24/21	14,769,875
EUR	10,110,000	3.875		05/30/22	11,252,814
	$10,670,000	5.500		04/04/23	10,976,763
EUR	9,480,000	3.000		03/11/25	9,498,686
Republic of Honduras(b)
	$23,950,000	8.750		12/16/20	27,213,188
Republic of Indonesia
	13,670,000	6.750		01/15/44	15,857,200
Republic of Venezuela
	6,350,000	6.000		12/09/20	2,365,375
	11,850,000	9.000		05/07/23	4,621,500
	75,630,000	8.250		10/13/24	28,361,250

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela – (continued)
	$5,460,000	7.650%		04/21/25	$ 2,006,550
	9,230,000	11.750		10/21/26	3,991,975
	2,550,000	9.250	(e)	09/15/27	1,083,750
	23,970,000	9.250		05/07/28	9,228,450
	18,810,000	11.950		08/05/31	8,088,300
	6,190,000	9.375		01/13/34	2,429,575
	7,960,000	7.000		03/31/38	2,805,900
Spain Government Bond(b)
EUR	150,600,000	5.500		04/30/21	205,135,755
	58,530,000	4.400		10/31/23	76,672,576
United Mexican States
MXN	958,178,740	0.000	(i)	07/02/15	60,875,974
	1,746,810,160	0.000	(i)	07/16/15	110,967,317
	2,010,089,360	0.000	(i)	07/23/15	127,487,048
	727,986,470	0.000	(i)	07/30/15	46,195,124
	1,330,932,480	0.000	(i)	08/06/15	84,394,880
	1,278,068,670	0.000	(i)	08/20/15	80,945,352
	625,550,760	0.000	(i)	08/27/15	39,608,597
	1,507,530,880	0.000	(i)	09/10/15	95,348,271
	1,559,920,910	0.000	(i)	09/17/15	98,555,242
	109,618,320	0.000	(i)	09/24/15	6,924,070
	3,122,091,310	0.000	(i)	10/01/15	197,002,124
	1,582,477,539	5.000		06/16/16	105,569,128
	1,850,614,300	4.750		06/14/18	118,251,622
	241,369,600	6.500		06/10/21	16,019,983
	154,502,100	8.000		12/07/23	11,107,613
	39,328,100	10.000		12/05/24	3,207,500
	75,763,000	8.500		05/31/29	5,730,199
	475,100	10.000		11/20/36	41,272

					4,143,103,953

Supranational – 3.2%
European Financial Stability Facility(k)
EUR	146,490,000	2.000		05/15/17	169,478,123
	29,300,000	0.750		06/05/17	33,151,802
	50,000,000	1.625		09/15/17	57,736,554
	68,500,000	0.250		10/18/17	76,802,031
	64,900,000	1.125		11/30/17	74,287,102
	51,800,000	0.875		04/16/18	59,083,908
European Investment Bank
GBP	29,200,000	3.875		06/08/37	53,266,706
	16,900,000	5.000		04/15/39	35,911,796
European Stability Mechanism
EUR	100,000,000	0.000		10/17/17	111,569,686

					671,287,708

TOTAL FOREIGN DEBT OBLIGATIONS					$ 4,814,391,661

Structured Note – 0.0%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	19,811,385	6.000%		08/15/40	$ 6,254,630

Municipal Debt Obligations – 2.0%
Puerto Rico – 2.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	$5,255,000	6.000%		07/01/38	$ 3,468,458
	17,570,000	6.000		07/01/44	11,508,526
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	8,105,000	5.750		07/01/37	5,278,705

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
$3,965,000	5.000%		07/01/33	$ 2,577,726
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
3,020,000	5.750		07/01/41	1,849,750
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
1,485,000	5.500		07/01/32	900,281
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
1,150,000	5.875		07/01/36	713,000
3,340,000	5.750		07/01/38	2,037,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C
1,285,000	6.000		07/01/39	796,739
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
1,110,000	6.000		07/01/34	696,581
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E
1,000,000	5.625		07/01/32	621,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
515,000	5.500		07/01/26	325,866
5,720,000	5.750		07/01/28	3,597,480
465,000	5.125		07/01/37	280,186
2,250,000	5.500		07/01/39	1,366,875
4,655,000	5.000		07/01/41	2,781,362
Puerto Rico Commonwealth GO Bonds Series 2007 A
6,670,000	5.250		07/01/37	3,968,983
Puerto Rico Commonwealth GO Bonds Series 2014 A
258,995,000	8.000		07/01/35	174,821,625
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A
1,950,000	5.125		07/01/31	1,184,625
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A
455,000	5.000		07/01/34	271,894
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
605,000	5.250		07/01/27	374,477
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(i)
1,990,000	0.000		08/01/35	183,418
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(i)
5,285,000	0.000		08/01/37	408,478
4,305,000	0.000		08/01/38	310,778
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
1,205,000	5.250		08/01/40	747,184
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
1,005,000	5.500		08/01/23	583,292
1,650,000	5.250		08/01/27	907,500
35,660,000	0.000	(j)	08/01/32	18,730,058
20,990,000	5.750		08/01/37	11,544,500
2,795,000	6.375		08/01/39	1,547,731
55,240,000	6.000		08/01/42	30,520,100
500,000	6.500		08/01/44	277,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
9,275,000	0.000	(j)	08/01/33	3,551,583
19,375,000	5.500		08/01/37	10,656,250
25,740,000	5.375		08/01/39	14,157,000
56,610,000	5.500		08/01/42	31,135,500

Principal Amount		Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
	$5,965,000	5.375%		08/01/38	$ 3,280,750
	3,150,000	6.000		08/01/39	1,740,375
	65,095,000	5.250		08/01/41	35,802,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
	14,040,000	5.000		08/01/43	7,722,000
	9,575,000	5.250		08/01/43	5,266,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
	29,245,000	5.500		08/01/28	16,084,750
	2,995,000	6.125		08/01/29	1,669,713

TOTAL MUNICIPAL DEBT OBLIGATIONS					$ 416,248,849

Government Guarantee Obligations(k) – 0.7%
Kreditanstalt fuer Wiederaufbau
EUR	25,000,000	0.500%		07/25/16	$ 28,050,451
	10,000,000	1.375		02/21/17	11,418,256
	90,000,000	0.875		10/13/17	102,497,408

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS					$ 141,966,115

U.S. Treasury Obligations – 9.0%
United States Treasury Bonds
	$240,300,000	3.625	%(l)	02/15/44	$ 264,140,175
	370,170,000	3.000		05/15/45	362,681,450
United States Treasury Inflation Protected Securities
	178,029,302	0.125		04/15/16	178,890,964
	71,288,096	0.125		01/15/22	70,742,029
	79,346,411	0.375		07/15/23	79,730,447
	99,173,471	0.625		01/15/24	101,002,230
	34,600,602	2.500		01/15/29	42,715,481
	98,415,884	1.375		02/15/44	105,119,974
United States Treasury Notes
	541,900,000	1.500		05/31/20	538,935,823
	155,300,000	2.000		10/31/21	155,562,467

TOTAL U.S. TREASURY OBLIGATIONS					$ 1,899,521,040

Senior Term Loans(m) – 5.3%
Aerospace – 0.1%
Transdigm, Inc.
	$7,889,488	3.750%		02/28/20	$ 7,820,455
	6,465,002	3.750		06/04/21	6,407,722

					14,228,177

Airlines – 0.0%
Delta Air Lines, Inc.
	4,952,432	3.250		10/18/18	4,936,980

Building Materials – 0.1%
Atkore International, Inc.
	25,565,000	7.750		10/09/21	23,903,275
HD Supply, Inc.
	7,214,585	4.000		06/28/18	7,198,352

					31,101,627

Energy – 0.8%
American Energy - Marcellus LLC
	24,800,885	5.250		08/04/20	19,143,307
	8,600,000	8.500		08/04/21	4,615,362
Magnum Hunter Resources Corp.
	97,041,739	8.500		10/22/19	96,799,135

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(m) – (continued)
Energy – (continued)
MEG Energy Corp.
$53,968,453	3.750%	03/31/20	$ 52,811,909

			173,369,713

Energy – Exploration & Production – 0.2%
EP Energy LLC
11,160,653	3.500	05/24/18	11,074,157
Murray Energy Corp.
32,270,000	7.500	03/19/21	29,844,587

			40,918,744

Entertainment – 0.1%
Sabre, Inc.
7,517,175	4.000	02/19/19	7,499,961
WMG Acquisition Corp.
12,585,621	3.750	07/01/20	12,383,118

			19,883,079

Environmental – 0.2%
EnergySolutions LLC
41,664,304	6.750	05/29/20	41,733,883

Food & Beverages – 0.7%
Diamond Foods, Inc.
18,067,776	4.250	08/20/18	18,033,990
Shearer’s Foods, Inc.
16,340,736	7.750	06/30/22	16,136,477
US Foods, Inc.
110,215,720	4.500	03/31/19	110,307,199

			144,477,666

Health Care – 0.2%
American Renal Holdings, Inc.
13,411,525	4.500	09/22/19	13,394,761
18,771,176	8.500	03/20/20	18,700,784
HCA, Inc.
12,420,995	2.937	03/31/17	12,410,189

			44,505,734

Health Care – Services – 0.3%
MPH Acquisition Holdings LLC
27,814,620	3.750	03/31/21	27,625,759
Ortho-Clinical Diagnostics, Inc.
1,321,662	4.750	06/30/21	1,294,291
Sedgwick Claims Management Services, Inc.
15,369,858	3.750	03/01/21	15,111,799
20,085,909	6.750	02/28/22	19,677,964
Sterigenics-Nordion Holdings LLC
10,900,000	4.250	05/15/22	10,872,750

			74,582,563

Media – Broadcasting & Radio – 0.4%
Getty Images, Inc.
111,476,890	4.750	10/18/19	82,353,552

Media – Non Cable – 0.5%
Checkout Holding Corp.
103,600,606	4.500	04/09/21	91,168,534
16,750,000	7.750	04/11/22	12,286,125

			103,454,659

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(m) – (continued)
Pharmaceutical – 0.5%
Endo Luxembourg Finance Co. I S.A.R.L.
$77,400,000	0.000%	06/11/16	$ 77,303,250
27,700,000	3.750	06/11/22	27,752,076

			105,055,326

Restaurants – 0.1%
Seminole Hard Rock Entertainment, Inc.
11,736,042	3.500	05/14/20	11,687,103

Retailers – 0.2%
Burlington Coat Factory Warehouse Corp.
2,179,918	4.250	08/13/21	2,178,196
Neiman Marcus Group Ltd., Inc.
9,949,622	4.250	10/25/20	9,881,268
True Religion Apparel, Inc.
57,140,833	5.875	07/30/19	35,713,021
8,400,000	11.000	01/29/20	3,738,000

			51,510,485

Services Cyclical – Business Services – 0.3%
ADS Waste Holdings, Inc.
38,428,120	3.750	10/09/19	37,918,947
First Data Corp.
23,500,000	3.687	03/24/17	23,419,160

			61,338,107

Technology – Software – 0.4%
BMC Software Finance, Inc.
55,910,669	5.000	09/10/20	52,529,751
Renaissance Learning, Inc.
1,700,000	8.000	04/11/22	1,658,911
TTM Technologies, Inc.
31,850,000	6.000	05/07/21	31,292,625

			85,481,287

Technology – Software/Services – 0.1%
SS&C Technologies, Inc.
16,250,000	4.000	06/23/22	16,239,925

Utilities – Electric – 0.0%
Calpine Corp.
9,362,857	4.000	10/09/19	9,351,153

Wireless Telecommunications – 0.1%
Intelsat Jackson Holdings Ltd.
18,830,000	3.750	06/30/19	18,669,192

TOTAL SENIOR TERM LOANS			$ 1,134,878,955

Shares	Rate		Value
Preferred Stocks – 0.8%
Banks – 0.4%
Citigroup Capital XIII(c)
797,300	7.875%		$ 20,697,908
ING Groep NV
707,693	6.125		17,989,556
248,139	6.200		6,347,396
300,962	6.375		7,695,598
Morgan Stanley(c)
1,700,000	6.375		43,282,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares	Rate		Value
Preferred Stocks – (continued)
Diversified Financial Services(c) – 0.4%
GMAC Capital Trust I
2,919,326	8.125%		$ 75,844,090

TOTAL PREFERRED STOCKS – 0.8%			$ 171,856,548

Shares	Description		Value
Common Stock(f) – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
14,375,000	Halcon Resources Corp.		$ 16,675,000

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.5%
Interest Rate Swaptions
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$355,150,000	1.465%	10/30/15	$ 1,839,286
Deutsche Bank AG Put - OTC - 7 year Interest Rate Swap Strike Price 2.374%
350,000,000	2.374	02/17/16	6,199,865
Deutsche Bank AG Call - OTC - 7 year Interest Rate Swap Strike Price 2.374%
350,000,000	2.374	02/17/16	6,504,925
Deutsche Bank AG Put - OTC - 10 year Interest Rate Swap Strike Price 2.513%
259,000,000	2.513	02/19/16	5,048,221
Deutsche Bank AG Call - OTC - 10 year Interest Rate Swap Strike Price 2.513%
259,000,000	2.513	02/19/16	8,170,077
JPMorgan Securities, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.650%
633,800,000	2.650	02/23/16	2,885,375
JPMorgan Securities, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.666%
633,800,000	2.666	02/23/16	2,785,678
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.953%
329,400,000	2.953	02/19/16	4,600,862
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.975%
323,300,000	2.975	02/19/16	4,308,684
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.000%
329,800,000	3.000	02/19/16	4,169,562
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.750%
320,000,000	2.750	02/19/16	6,663,872
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.973%
642,600,000	2.973	02/22/16	8,670,280
Morgan Stanley Capital Services, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 2.140%
330,600,000	2.140	02/23/16	4,646,352
Morgan Stanley Capital Services, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.140%
330,600,000	2.140	02/23/16	4,150,881
Morgan Stanley Capital Services, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 2.040%
599,200,000	2.040	02/24/16	6,977,085
Morgan Stanley Capital Services, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.040%
599,200,000	2.040	02/24/16	8,985,603

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Morgan Stanley Capital Services, Inc. Put - OTC - 7 year Interest Rate Swap Strike Price 2.308%
$330,600,000	2.308%	02/23/16	$ 5,164,270
Morgan Stanley Capital Services, Inc. Call - OTC - 7 year Interest Rate Swap Strike Price 2.308%
330,600,000	2.308	02/23/16	7,034,110

TOTAL OPTIONS PURCHASED			$ 98,804,988

Shares	Description		Value
Investment Company(n) – 0.3%
75,184,257	Goldman Sachs Financial Square Government Fund - FST Shares		$ 75,184,257

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 4.5%
Commercial Paper – 0.8%
Alpine Securitzation
$7,000,000	0.264%	08/07/15	$ 6,998,129
Campbell Soup Co.
19,000,000	0.682	12/07/15	18,943,776
Ecolab, Inc.
14,000,000	0.609	08/17/15	13,989,033
16,500,000	0.569	09/02/15	16,483,830
EnCana Corp.
35,000,000	0.609	07/07/15	34,996,500
LMA SA LMA Americas
15,000,000	0.254	08/12/15	14,995,625
Pall Corp.
30,000,000	0.477	07/31/15	29,988,250
PPG Industries
28,500,000	0.436	07/07/15	28,497,958

			164,893,101

Repurchase Agreement – 3.7%
Citigroup Global Markets, Inc.
350,000,000	1.181	09/29/15	350,000,000

Maturity Value: $351,090,785

Settlement Date: 06/26/15

Collateralized by Preferred Term Securities XIX Ltd., 1.486% due 12/22/35 and various mortgage obligations, 0.351% to 7.860%, due 10/15/20 to 10/18/52. The aggregate market value of the collateral, including accrued interest, was $420,588,003.

Jefferies Repo
100,000,000	1.287	09/30/15	100,000,000

Maturity Value: $100,657,800

Settlement Date: 03/30/15

Collateralized by various mortgage obligations, 0.341% to 5.603%, due 05/25/24 to 10/15/49, various municipal debt obligations, 5.000% to 5.375%, due 08/01/16 to 02/15/18, and various government guarantee obligations, 4.250% to 12.750%, due 08/23/22 to 10/21/26. The aggregate market value of the collateral, including accrued interest, was $110,824,461.

Morgan Stanley
100,000,000	1.181	09/29/15	100,000,000

Maturity Value: $100,311,653

Settlement Date: 06/26/15

Collateralized by Republic of Venezuela, 5.750%, due 02/26/16, Bay Area Toll Authority, 7.043%, due 04/01/50, various mortgage obligations, 0.000% to 7.494%, due 06/20/17 to 03/23/51, various corporate obligations, 3.750% to 8.528%, due 12/15/17 to 12/29/49, and various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,035.

Nomura Tri Party Repo
125,000,000	0.974	10/01/15	125,000,000

Maturity Value: $125,595,222

Settlement Date: 04/08/15

Collateralized by various mortgage obligations, 0.402% to 8.141%, due 06/15/16 to 12/10/49. The aggregate market value of the collateral, including accrued interest, was $145,147,960.

Nomura Tri Party Repo
125,000,000	1.174	10/01/15	125,000,000

Maturity Value: $125,717,444

Settlement Date: 04/08/15

Collateralized by Air Canada 2013-1 Class B Pass Through Trust, 5.375%, due 05/15/21, and various mortgage obligations, 0.000% to 8.141%, due 11/01/21 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $154,978,148.

			800,000,000

TOTAL SHORT-TERM INVESTMENTS			$ 964,893,101

TOTAL INVESTMENTS – 100.0%			$21,192,881,308

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Reverse Repurchase Agreements – (0.3)%
Barclays Reverse Repurchase Agreement
$(4,137,500)	1.750%	05/14/16	$ (4,137,500)
Barclays Reverse Repurchase Agreement
(10,062,500)	0.750	05/19/16	(10,062,500)
Barclays Reverse Repurchase Agreement
(4,862,500)	0.750	06/04/16	(4,862,500)
Barclays Reverse Repurchase Agreement
(3,575,000)	1.750	06/04/16	(3,575,000)
Citibank NA Reverse Repurchase Agreement
(1,182,775)	0.750	06/23/16	(1,182,775)
Citigroup Reverse Repurchase Agreement
(5,012,500)	0.500	05/07/16	(5,012,500)
Citigroup Reverse Repurchase Agreement
(4,850,000)	0.625	06/04/16	(4,850,000)
First Boston Reverse Repurchase Agreement
(3,506,250)	2.000	06/01/16	(3,506,250)
Nomura Reverse Repurchase Agreement
(2,902,500)	1.250	06/04/16	(2,902,500)
Nomura Reverse Repurchase Agreement
(1,425,000)	2.000	06/04/16	(1,425,000)
Nomura Reverse Repurchase Agreement
(2,895,000)	0.750	06/25/16	(2,895,000)
Royal Bank of Canada Reverse Repurchase Agreement
(5,012,500)	0.500	05/05/16	(5,012,500)
Royal Bank of Canada Reverse Repurchase Agreement
(8,425,000)	2.000	05/11/16	(8,425,000)

TOTAL REVERSE REPURCHASE AGREEMENTS			$ (57,849,025)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			50,196,340

NET ASSETS – 100.0%			$21,185,228,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,291,459,021, which represents approximately 29.7% of net assets as of June 30, 2015.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(d)	Pay-in-kind securities.

(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2015, the value of securities pledged amounted to $97,330,100 and the collateral received consisted of cash in the amount of $1,800,031.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $92,622,188 which represents approximately 0.4% of net assets as of June 30, 2015.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2015.

(k)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $612,505,635 which represents 2.9% of net assets as of June 30, 2015.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on June 30, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
UK-RPI	— United Kingdom Retail Price Index
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	09/16/15	$34,459,017	$596,622
	USD/CHF	08/10/15	25,663,752	88,465
	USD/MXN	09/17/15	72,602,419	1,135,581
	USD/MXN	09/18/15	97,918,232	1,841,095
Barclays Bank PLC	CHF/CAD	09/16/15	41,723,244	285,307
	GBP/EUR	09/16/15	71,228,460	2,473,324
	PHP/USD	07/03/15	35,992,375	142,375
	USD/AUD	09/16/15	71,244,305	541,883
	USD/KRW	08/03/15	31,769,683	100,317
	USD/MXN	07/29/15	39,108,509	733,731
BNP Paribas SA	SEK/NZD	09/16/15	43,177,161	2,163,569
	USD/EUR	09/16/15	220,859,453	2,308,578
	USD/KRW	07/31/15	35,136,610	20,390
Citibank NA	EUR/GBP	09/16/15	70,313,426	12,136
	USD/CAD	08/10/15	169,978,395	2,111,011
	USD/CAD	09/16/15	68,847,731	1,132,630
	USD/KRW	07/17/15	71,151,824	141,176
	USD/MXN	07/16/15	125,354,990	1,783,251
	USD/NOK	08/19/15	32,083,544	102,149
	USD/NZD	09/16/15	34,679,182	1,228,927
	USD/RUB	07/29/15	16,285,552	162,880
Credit Suisse International (London)	EUR/USD	09/16/15	72,194,973	282,759
	USD/MXN	07/23/15	60,711,475	1,250,312
	USD/RUB	07/27/15	12,599,604	145,885
Deutsche Bank AG (London)	BRL/USD	07/02/15	11,699,685	73,507
	EUR/USD	09/16/15	90,830,700	19,629
	GBP/USD	07/15/15	44,808,637	1,170,626
	INR/USD	07/01/15	58,530,834	666,145
	JPY/USD	09/16/15	140,779,371	662,371
	MXN/USD	09/17/15	72,113,737	265,737
	USD/EUR	09/16/15	65,006,391	779,321
	USD/KRW	07/27/15	34,824,711	428,289
	USD/MXN	08/27/15	39,327,734	826,943
	USD/MXN	09/10/15	141,445,866	2,571,825
	USD/MXN	09/17/15	35,632,676	217,324
HSBC Bank PLC	BRL/USD	07/02/15	73,418,302	1,466,533
	MYR/USD	07/31/15	35,559,752	401,752
	USD/BRL	07/02/15	10,167,482	104,187
	USD/CNH	09/16/15	101,179,015	60,840
	USD/EUR	09/16/15	684,147,374	1,642,111
	USD/KRW	07/17/15	71,152,333	140,667
	USD/PHP	07/03/15	35,836,244	274,756
	USD/PLN	08/13/15	11,783,621	228,258
	USD/RUB	07/29/15	16,462,818	184,229
JPMorgan Chase Bank (London)	GBP/USD	07/15/15	595,057,341	11,854,888
	JPY/USD	07/27/15	11,157,792	210,871
	RUB/USD	07/09/15	35,077,013	203,695
	USD/BRL	07/02/15	35,648,341	116,659
	USD/EUR	08/07/15	678,733,193	1,631,463
	USD/MXN	07/02/15	60,467,138	1,216,542
	USD/MXN	10/01/15	30,630,126	505,416
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	67,098,221	1,195,014
	INR/USD	07/31/15	51,971,961	20,338
	SEK/EUR	09/16/15	144,602,059	1,561,187
	TRY/USD	09/16/15	37,257,993	1,067,244
	USD/INR	07/01/15	52,125,415	50,806

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Canada	USD/EUR	08/07/15	$11,353,735	$86,063
	USD/EUR	09/16/15	70,865,738	671,332
	USD/MXN	07/23/15	96,716,718	2,622,223
	USD/MXN	08/06/15	83,797,578	1,841,754
	USD/MXN	10/01/15	60,138,288	1,222,970
	USD/NZD	09/16/15	36,564,149	1,430,426
Royal Bank of Scotland PLC	USD/EUR	08/07/15	1,114,610,333	11,841,488
	USD/NZD	09/16/15	34,586,866	399,497
Standard Chartered Bank	AUD/USD	09/16/15	35,609,860	33,295
	BRL/USD	07/02/15	291,930,173	2,388,991
	JPY/USD	09/16/15	71,684,703	1,104,703
	USD/EUR	08/07/15	1,236,161,810	13,997,267
	USD/KRW	07/22/15	34,961,933	535,067
	USD/MXN	08/20/15	80,392,003	2,595,038
	ZAR/USD	07/29/15	13,726,098	216,185
State Street Bank (London)	USD/CAD	09/16/15	70,976,075	436,714
	USD/CNH	09/16/15	93,944,645	23,365
	USD/EUR	09/16/15	132,029,514	1,339,061
UBS AG (London)	BRL/USD	07/02/15	88,680,291	2,884,556
	EUR/USD	09/16/15	24,154,810	189,076
	JPY/USD	09/16/15	143,768,123	1,670,187
	KRW/USD	07/02/15	35,990,129	225,250
	USD/EUR	09/16/15	140,213,627	495,240
	USD/KRW	07/02/15	35,990,129	199,871
	USD/KRW	08/28/15	76,991,449	812,250
	USD/MXN	07/29/15	249,506,258	3,680,582
	USD/MYR	07/07/15	35,227,241	679,405
	USD/NZD	09/16/15	69,184,503	1,282,147
Westpac Banking Corp.	AUD/USD	09/16/15	35,609,860	233,986
	CAD/CHF	09/16/15	62,975,389	487,005
	CHF/CAD	09/16/15	20,884,509	82,329
	INR/USD	07/01/15	102,746,043	813,260
	INR/USD	07/29/15	36,226,785	59,624
	USD/AUD	09/16/15	213,318,985	1,409,924
	USD/EUR	08/07/15	391,667,707	2,673,961
	USD/EUR	09/16/15	89,687,793	721,521
	USD/MYR	07/07/15	34,831,031	444,348
	USD/NZD	07/13/15	92,081,837	6,701,178
	USD/SEK	08/19/15	125,221,660	1,061,440

TOTAL				$122,196,105

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	HUF/USD	09/16/15	$88,498,288	$(565,495)
	MXN/USD	09/17/15	134,864,760	(2,058,665)
	USD/JPY	09/16/15	72,728,107	(1,028,107)
Barclays Bank PLC	KRW/USD	07/13/15	13,042,862	(83,581)
	KRW/USD	07/27/15	34,932,118	(357,882)
	NZD/USD	09/16/15	34,368,754	(896,694)
BNP Paribas SA	NZD/USD	07/13/15	99,050,603	(7,174,665)
	SEK/USD	08/19/15	120,125,619	(1,028,424)
	USD/CNH	09/16/15	93,458,795	(11,183)
	USD/KRW	07/13/15	44,183,126	(96,783)
	USD/RUB	07/09/15	33,750,313	(907,313)
Citibank NA	AUD/USD	09/16/15	69,569,414	(989,319)
	GBP/USD	09/16/15	35,034,907	(405,666)
	HUF/USD	09/16/15	91,611,178	(2,073,863)
	MXN/USD	07/29/15	10,468,394	(294,832)
	USD/EUR	09/16/15	211,744,541	(1,674,539)
	USD/GBP	07/15/15	817,426,677	(17,070,634)
	USD/GBP	09/16/15	34,859,093	(874,112)
	USD/JPY	07/27/15	66,613,160	(1,041,490)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Credit Suisse International (London)	EUR/USD	09/16/15	$70,836,721	$(461,034)
	USD/JPY	09/16/15	71,042,480	(667,480)
	USD/RUB	07/27/15	19,707,815	(91,815)
Deutsche Bank AG (London)	EUR/USD	09/16/15	35,711,886	(64,278)
	USD/BRL	07/02/15	12,924,751	(410,787)
	USD/BRL	08/04/15	11,560,321	(66,482)
	USD/EUR	09/16/15	24,154,810	(59,219)
	USD/INR	07/01/15	36,455,077	(311,077)
	USD/KRW	08/03/15	35,186,381	(157,381)
	USD/SGD	09/16/15	35,238,216	(80,216)
HSBC Bank PLC	BRL/USD	08/04/15	35,176,501	(34,068)
	EUR/GBP	09/16/15	71,706,321	(961,118)
	EUR/NOK	09/16/15	69,762,077	(170,247)
	MXN/USD	09/17/15	124,587,404	(2,190,899)
	USD/BRL	07/02/15	402,192,628	(7,171,015)
JPMorgan Chase Bank (London)	EUR/USD	09/16/15	70,865,738	(433,984)
	KRW/USD	07/24/15	28,439,160	(886,694)
	MXN/USD	09/17/15	125,109,900	(2,134,545)
	MYR/USD	07/13/15	35,554,747	(210,253)
	NOK/EUR	09/16/15	69,591,830	(119,828)
	RUB/USD	07/02/15	35,175,562	(920,438)
	USD/CNH	09/16/15	35,046,655	(17,655)
	USD/INR	07/01/15	72,696,385	(807,385)
	USD/JPY	09/16/15	107,098,037	(1,360,037)
	USD/RUB	07/02/15	35,175,562	(215,641)
	USD/TRY	09/16/15	38,157,097	(1,121,097)
	USD/TWD	07/13/15	68,840,273	(459,619)
	USD/TWD	07/21/15	35,864,445	(7,067)
Morgan Stanley & Co. International PLC	USD/BRL	07/02/15	36,353,885	(593,885)
	USD/JPY	09/16/15	145,347,266	(473,266)
Royal Bank of Canada	CAD/USD	09/16/15	69,468,739	(279,261)
	EUR/USD	09/16/15	138,282,832	(3,026,160)
	USD/BRL	07/02/15	35,539,585	(47,585)
	USD/MYR	07/07/15	120,146,427	(566,848)
Royal Bank of Scotland PLC	CLP/USD	07/22/15	34,990,703	(506,297)
	EUR/USD	09/16/15	24,762,161	(169,704)
	MXN/USD	09/17/15	369,602,505	(4,596,589)
	PLN/USD	09/16/15	49,637,915	(742,083)
	USD/TRY	09/16/15	36,147,903	(223,903)
Standard Chartered Bank	MYR/USD	07/07/15	51,084,042	(393,616)
	MYR/USD	07/13/15	30,369,406	(130,594)
	PLN/USD	09/16/15	45,494,599	(741,168)
	USD/BRL	10/02/15	291,892,699	(2,323,457)
	USD/CNH	09/16/15	71,399,489	(106,489)
	USD/TWD	07/29/15	70,592,720	(12,720)
	USD/TWD	08/03/15	35,134,274	(105,274)
State Street Bank (London)	EUR/USD	09/16/15	71,199,442	(446,171)
	GBP/EUR	09/16/15	70,192,674	(140,607)
	USD/CAD	09/16/15	72,157,390	(309,390)
	USD/JPY	09/16/15	68,642,616	(636,116)
UBS AG (London)	EUR/USD	09/16/15	208,599,466	(2,318,650)
	HUF/USD	09/16/15	88,552,291	(2,033,229)
	PLN/USD	09/16/15	46,045,978	(1,072,326)
	USD/JPY	09/16/15	35,638,655	(141,655)
	USD/KRW	07/31/15	35,859,019	(118,630)
	USD/SGD	09/16/15	92,239,237	(76,237)
	USD/ZAR	09/16/15	36,561,804	(938,804)
Westpac Banking Corp.	CAD/USD	08/10/15	166,293,617	(2,132,790)
	NZD/USD	09/16/15	114,461,466	(5,130,092)
	USD/EUR	09/16/15	49,172,475	(95,880)
	USD/JPY	09/16/15	35,652,504	(155,504)
	USD/SGD	09/16/15	123,066,884	(260,974)

TOTAL				$(91,270,560)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(12)	September 2015	$(2,989,050)	$(8,887)
French 10 Year Government Bonds	(2,663)	September 2015	(434,846,641)	236,198
Italian 10 Year Government Bonds	589	September 2015	85,501,928	(1,056,504)
Ultra Long U.S. Treasury Bonds	1,687	September 2015	259,903,437	1,549,387
5 Year German Euro-Bobl	(2,470)	September 2015	(356,821,653)	(285,652)
10 Year German Euro-Bund	(1,063)	September 2015	(180,132,935)	(122,561)
2 Year U.S. Treasury Notes	2,891	September 2015	632,948,312	1,838,323
5 Year U.S. Treasury Notes	(14,452)	September 2015	(1,723,513,913)	(432,839)
10 Year U.S. Treasury Notes	(2,903)	September 2015	(366,276,953)	(133,755)
20 Year U.S. Treasury Bonds	(9,222)	September 2015	(1,391,081,063)	16,340,974

TOTAL				$17,924,684

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	57,343,520		11/04/17	2.060%	3 month KWCDC	$402,824
	GBP	32,010		12/09/24	12 month UK-RPI	3.150%	(654,896)
	KRW	154,727,900	(a)	06/03/25	3 month KWCDC	2.427	806,092
		75,386,125	(a)	06/11/25	3 month KWCDC	2.581	(76,606)
		84,265,850	(a)	06/24/25	3 month KWCDC	2.562	(12,979)
	GBP	32,010		12/09/29	3.377	12 month UK-RPI	1,179,808
		24,900		12/09/39	3.568	12 month UK-RPI	1,504,115
		24,900		12/09/44	12 month UK-RPI	3.565	(1,788,495)
Barclays Bank PLC	KRW	217,875,100		11/07/17	2.034	3 month KWCDC	1,395,604
		16,826,730		05/10/23	3 month KWCDC	2.735	(659,287)
		19,262,500		05/20/23	3 month KWCDC	2.830	(875,747)
		19,262,500		05/20/23	3 month KWCDC	2.840	(888,987)
		6,800,000		08/09/23	3 month KWCDC	3.440	(606,998)
	MYR	31,310		08/14/23	3 month KLIBOR	4.485	(129,474)
	KRW	78,156,825	(a)	06/25/25	3 month KWCDC	2.568	(29,260)
Citibank NA		7,061,700		10/14/17	2.240	3 month KWCDC	79,578
		136,480,620		10/28/17	2.173	3 month KWCDC	1,315,692
	MYR	112,250		09/17/18	3 month KLIBOR	3.830	(27,612)
		42,800		09/24/18	3 month KLIBOR	3.785	5,722
		169,560		11/19/18	3 month KLIBOR	3.915	(145,839)
		51,130		11/21/18	3 month KLIBOR	3.960	(63,502)
	KRW	69,118,700		08/08/23	3 month KWCDC	3.450	(6,211,972)
		8,854,260		08/16/23	3 month KWCDC	3.485	(816,183)
	MYR	36,600		11/15/23	3 month KLIBOR	4.450	(118,249)
	KRW	28,266,470		01/07/24	3 month KWCDC	3.472	(2,702,784)
	MYR	182,510	(a)	01/06/25	4.765	3 month KLIBOR	(145,653)
		182,510	(a)	01/06/25	3 month KLIBOR	4.321	942,379
Credit Suisse International (London)	BRL	36,980		01/02/18	11.935	1 month Brazilian Interbank Deposit Average	(258,442)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank AG	BRL	218,630		01/04/16	11.230%	1 month Brazilian Interbank Deposit Average	$(1,271,693)
		349,950		01/02/17	12.398	1 month Brazilian Interbank Deposit Average	(701,844)
	KRW	55,677,880		03/03/17	2.850	3 month KWCDC	1,005,195
		111,467,390		10/13/17	2.248	3 month KWCDC	1,274,425
		278,210,230		10/15/17	2.253	3 month KWCDC	3,208,788
		34,254,690		11/04/17	2.075	3 month KWCDC	252,111
	BRL	40		01/02/18	11.900	1 month Brazilian Interbank Deposit Average	(289)
	MYR	112,770		09/13/18	3 month KLIBOR	3.920%	(111,662)
		50,380		11/14/18	3 month KLIBOR	3.880	(28,704)
		477,120		03/12/19	3 month KLIBOR	4.027	(1,024,992)
	BRL	132,660		01/04/21	12.445	1 month Brazilian Interbank Deposit Average	(2,243)
	MYR	26,840		08/14/23	3 month KLIBOR	4.490	(134,806)
JPMorgan Securities, Inc.	KRW	230,094,560		03/05/17	2.889	3 month KWCDC	4,296,938
	MYR	113,040		11/26/18	3 month KLIBOR	3.955	(132,073)
		254,240		12/11/18	3 month KLIBOR	3.972	(330,688)
	BRL	90,240		01/04/21	12.483	1 month Brazilian Interbank Deposit Average	30,754
	MYR	34,420		08/15/23	3 month KLIBOR	4.520	(164,804)
	KRW	11,159,200		08/19/23	3 month KWCDC	3.563	(1,090,287)
	MYR	64,380		09/26/23	3 month KLIBOR	4.330	(104,066)
	KRW	31,495,660		10/31/23	3 month KWCDC	3.230	(2,388,886)
		62,836,430		11/06/23	3 month KWCDC	3.320	(5,163,326)
		18,223,710		11/13/23	3 month KWCDC	3.415	(1,620,191)
		34,996,240		01/15/24	3 month KWCDC	3.445	(3,272,477)
		40,525,320	(a)	06/02/25	3 month KWCDC	2.428	209,920
		78,102,850	(a)	06/09/25	3 month KWCDC	2.645	(282,520)
		37,693,075	(a)	06/11/25	3 month KWCDC	2.560	(5,768)
		39,724,700	(a)	06/23/25	3 month KWCDC	2.534	38,626
		8,900,000		12/18/28	3 month KWCDC	3.495	(1,122,136)
Morgan Stanley & Co. International PLC		19,402,350		10/13/17	2.250	3 month KWCDC	222,913
		113,180,350		10/13/17	2.245	3 month KWCDC	1,287,706
		14,081,670		10/14/17	2.250	3 month KWCDC	161,833
		14,081,680		10/14/17	2.245	3 month KWCDC	160,260
		53,882,840		10/28/17	2.168	3 month KWCDC	512,822
		132,770,610		10/29/17	2.175	3 month KWCDC	1,286,114
	MYR	67,180		11/20/18	3 month KLIBOR	3.934	(67,771)
	BRL	63,100		01/04/21	1 month Brazilian Interbank Deposit Average	11.980	267,730
	KRW	36,546,310		06/27/23	3 month KWCDC	3.413	(3,099,533)
		8,653,900		08/16/23	3 month KWCDC	3.485	(798,294)

TOTAL							$(17,284,069)

*	There are no upfront payments on the swap contracts(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

CAD	4,439,640		04/21/17	1.000%	6 month CDOR	$(1,939,704)	$9,006,396
NOK	9,905,730	(a)	05/11/17	1.000	3 month NIBOR	(20,241,635)	12,527,387
	4,169,570	(a)	07/03/17	1.000	3 month NIBOR	(3,418,414)	520,464
	$1,621,600	(a)	09/18/17	3 month LIBOR	1.500%	(10,048,823)	(4,545,090)
	978,900	(a)	09/17/18	3 month LIBOR	1.750	(6,765,129)	(3,955,784)
PLN	285,790		06/17/19	3.048	6 month WIBOR	1,207,332	811,838
	285,790		06/17/19	6 month WIBOR	3.045	384	(2,010,703)
EUR	127,140		06/18/19	6 month EURO	1.250	(2,983,757)	(2,197,362)
	$1,460,190	(a)	05/05/20	2.175	3 month LIBOR	482,990	(6,701,647)
EUR	240,920	(a)	05/11/20	0.600	6 month EURO	(4,624,341)	3,805,895
	165,360	(a)	05/22/20	0.550	6 month EURO	(2,276,001)	1,385,251
	8,395,460	(a)	09/16/20	0.500	6 month EURO	(81,382,125)	57,406,382
	$529,800	(a)	09/16/20	3 month LIBOR	2.250	(8,517,696)	(966,360)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	SEK	13,092,120	(a)	09/16/20	3 month STIBOR	0.750%	$8,659,951	$(1,906,727)
		$2,308,400	(a)	06/24/21	2.923%	3 month LIBOR	(289,292)	1,626,779
		920,040	(a)	09/16/22	3 month LIBOR	2.500	(7,313,316)	(10,130,551)
	EUR	268,260	(a)	09/16/22	6 month EURO	0.750	(331,765)	2,283,702
		694,210	(a)	05/15/24	1.100	6 month EURO	(449,023)	3,729,753
		896,600	(a)	02/27/25	1.150	6 month EURO	(29,082,989)	(451,627)
		1,968,820	(a)	05/12/25	1.568	6 month EURO	(831,126)	(24,489,900)
	PLN	285,180	(a)	05/28/25	3.190	6 month WIBOR	912	(1,030,347)
	EUR	1,133,740	(a)	06/09/25	1.850	6 month EURO	(3,246,995)	4,701,675
	PLN	482,610	(a)	06/17/25	3.640	6 month WIBOR	1,600	570,694
	SEK	560,270	(a)	09/16/25	1.750	3 month STIBOR	1,072,649	(557,907)
	EUR	971,880	(a)	09/16/25	2.000	6 month EURO	3,138,431	3,173,173
	GBP	273,040	(a)	09/16/25	2.250	6 month BP	(50,296)	3,029,670
		$76,900	(a)	09/16/25	2.750	3 month LIBOR	1,493,713	164,928
	CAD	881,010	(a)	09/16/25	2.750	6 month CDOR	26,214,176	8,565,192
		$2,690,240	(a)	09/16/25	3 month LIBOR	2.750	(68,180,155)	10,154,906
	NZD	50,210	(a)	09/16/25	3 month NZDOR	4.250	(286,295)	(611,320)
	AUD	333,420	(a)	09/16/25	3.500	6 month AUDOR	2,066,330	322,213
	GBP	727,260	(a)	09/16/25	6 month BP	2.750	(1,654,006)	(4,468,505)
	EUR	246,610	(a)	09/16/25	6 month EURO	1.250	(4,742,060)	3,276,337
	JPY	31,653,460	(a)	09/16/25	6 month JYOR	0.750	(670,558)	(1,646,791)
	SEK	6,363,080	(a)	12/16/25	1.500	3 month STIBOR	(30,019,906)	(8,311,552)
	EUR	2,901,520	(a)	12/16/25	1.500	6 month EURO	(62,324,669)	(1,336,993)
		$1,744,210	(a)	12/16/25	3 month LIBOR	3.000	4,642,789	13,880,547
	GBP	213,550	(a)	12/16/25	6 month BP	2.750	(3,304,879)	1,735,288
	JPY	21,844,770	(a)	12/16/25	6 month JYOR	1.000	601,200	(118,022)
		$475,680	(a)	05/05/27	3 month LIBOR	2.606	(353,956)	14,873,232
		592,700	(a)	06/25/29	3 month LIBOR	3.218	777,384	(476,589)
	EUR	869,640	(a)	02/27/30	6 month EURO	1.350	(38,096,591)	96,398,349
		592,220	(a)	06/08/30	6 month EURO	2.100	(1,684,946)	(1,668,460)
		$274,900	(a)	09/16/30	3 month LIBOR	3.000	(6,009,774)	(2,386,525)
	EUR	510,530	(a)	09/16/30	6 month EURO	1.500	(26,560,217)	28,806,139
		259,850	(a)	02/27/35	1.400	6 month EURO	(5,755,266)	(19,006,242)
		742,140	(a)	05/11/35	6 month EURO	1.695	7,802,128	32,527,330
		507,190	(a)	12/17/35	2.250	6 month EURO	3,843,620	(2,178,624)
		$363,710	(a)	12/17/35	3 month LIBOR	3.000	5,123,969	3,344,764
	GBP	207,180	(a)	12/17/35	6 month BP	2.500	793,777	2,077,672
		31,000	(a)	06/08/37	6 month BP	2.100	(1,404,060)	3,569,982
		19,800	(a)	04/15/39	6 month BP	2.060	(666,747)	2,291,242
		$389,300	(a)	09/16/45	3 month LIBOR	3.000	777,694	(4,752,720)
	GBP	324,250	(a)	09/16/45	6 month BP	2.750	(26,779,357)	(19,017,091)
	JPY	48,058,810	(a)	09/18/45	1.500	6 month JYOR	(5,943,592)	6,185,408
	GBP	320,820	(a)	12/19/45	6 month BP	2.500	(4,743,410)	(2,305,157)

TOTAL							$(404,271,842)	$205,523,992

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 7.500%, 10/28/2027	$13,180	(1.000)%	03/20/19	0.665%	$(18,552)	$(145,533)
		31,200	(1.000)	06/20/19	0.707	(152,741)	(208,741)
Barclays Bank PLC		98,670	(1.000)	03/20/19	0.665	(246,287)	(982,105)
Citibank NA		518,290	(1.000)	03/20/19	0.665	(1,914,366)	(4,538,084)
		1,291,770	(1.000)	06/20/19	0.707	(5,774,068)	(9,192,381)
JPMorgan Securities, Inc.		66,660	(1.000)	03/20/19	0.665	(233,605)	(596,279)
		59,660	(1.000)	06/20/19	0.707	(290,094)	(401,126)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.157	8,825	263,351

TOTAL						$(8,620,888)	$(15,800,898)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$25,825	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	$58,981	$47,271
Credit Suisse International (London)
	16,243	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	14,932	(41,605)
	98,131	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(664,971)	923,899
	61,617	Markit IOS Fannie-Mae Index, 30yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(1,464,768)	1,627,351
	23,471	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	21,698	(60,239)
	32,400	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	48,668	84,636
Deutsche Bank AG	181,607	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	(141,654)	888,839
JPMorgan Securities, Inc.
	107,447	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	191,946	(368,382)
	47,909	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 13	01/12/44	One month LIBOR	(36,592)	172,819
	76,070	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(422,298)	623,017
	35,467	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	161,441	(15,520)
	33,779	Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	94,259	(139,523)

TOTAL					$(2,138,358)	$3,742,563

#	The Fund receives monthly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$21,757,834,617

Gross unrealized gain	189,062,528
Gross unrealized loss	(754,015,837)

Net unrealized security loss	$(564,953,309)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

v. Structured Notes —The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs,

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Reverse Repurchase Agreements — The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Funds subject to the Funds’ agreement to repurchase the securities at a mutually agreed upon date and price (including interest). The Fund is required to deliver securities as collateral to the counterparty that exceeds the value of the reverse repurchase agreement. Reverse repurchase agreements may be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense, or to permit the Funds to borrow for investment (leveraging) purposes.

Similar to an MRA, a reverse repurchase agreement governs transactions between the Funds and select counterparties. These agreements also contain provisions for, among other things, initiation, income payments, events of default and maintenance of securities for reverse repurchase agreements. These agreements also permit offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM and GSAMI did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2015:

BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$136,185,060	$—
Mortgage-Backed Obligations	—	125,096,139	1,314,790
U.S. Treasury Obligations and/or Other U.S. Government Agencies	93,697,721	8,784,787	—
Asset-Backed Securities	—	57,251,721	—
Foreign Debt Obligations	5,842,154	14,429,322	—
Structured Note	—	1,376,858	—
Municipal Debt Obligations	—	6,209,386	—
Government Guarantee Obligations	—	5,266,478	—
Investment Company	55,172,010	—	—
Short-term Investments	—	7,248,397	—
Total	$154,711,885	$361,848,148	$1,314,790
Liabilities
Reverse Repurchase Agreements
Fixed Income	$—	$(2,227,225)	$—
Mortgage-Backed Obligations — Forward Sales Contracts	—	(6,170,625)	—
Total	$—	$(8,397,850)	$—

Derivative Type
Assets
Options Purchased	$—	$19,680	$—
Forward Foreign Currency Exchange Contracts(a)	—	750,760	—
Futures Contracts(a)	337,293	—	—
Interest Rate Swap Contracts(a)	—	2,757,675	—
Credit Default Swap Contracts(a)	—	20,082	—
Total	$337,293	$3,548,197	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(726,113)	$—
Futures Contracts	(20,737)	—	—
Interest Rate Swap Contracts	—	(2,798,281)	—
Credit Default Swap Contracts	—	(132,341)	—
Total	$(20,737)	$(3,656,735)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$315,637,307	$—
Mortgage-Backed Obligations	—	310,418,650	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	133,959,350	48,729,891	—
Asset-Backed Securities	—	80,450,255	—
Foreign Debt Obligations	4,513,228	28,435,887	—
Municipal Debt Obligations	—	9,133,692	—
Government Guarantee Obligations	—	27,457,648	—
Investment Company	88,125,416	—	—
Short-term Investments	—	8,596,553	—
Total	$226,597,994	$828,859,883	$—
Liabilities
Reverse Repurchase Agreements	$—	$(6,016,275)	$—
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	—	(25,093,438)	—
Total	$—	$(31,109,713)	$—

Derivative Type
Assets
Options Purchased	$—	$15,381	$—
Forward Foreign Currency Exchange Contracts(a)	—	612,135	—
Futures Contracts(a)	337,490	—	—
Interest Rate Swap Contracts(a)	—	1,826,192	—
Credit Default Swap Contracts(a)	—	32,919	—
Total	$337,490	$2,486,627	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(537,552)	$—
Futures Contracts	(256,919)	—	—
Interest Rate Swap Contracts	—	(1,232,156)	—
Total	$(256,919)	$(1,769,708)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$140,527,490	$70,066,565	$—
Corporate Obligations	—	112,866,251	—
Foreign Debt Obligations	—	12,211,614	—
Asset-Backed Securities	—	51,735,201	—
Mortgage-Backed Obligations	—	84,910,902	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	11,563,780	3,338,605	—
Government Guarantee Obligations	—	22,834,152	—
Short-term Investments	—	3,750,000	—
Total	$152,091,270	$361,713,290	$—

Derivative Type
Assets
Options Purchased	$—	$16,883	$—
Forward Foreign Currency Exchange Contracts(a)	—	2,841,505	—
Futures Contracts(a)	293,950	—	—
Interest Rate Swap Contracts(a)	—	2,512,503	—
Credit Default Swap Contracts(a)	—	66,698	—
Total	$293,950	$5,437,589	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,728,232)	$—
Futures Contracts	(239,978)	—	—
Interest Rate Swap Contracts	—	(1,723,398)	—
Credit Default Swap Contracts	—	(227,760)	—
Total	$(239,978)	$(4,679,390)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$4,191,044,568	$—
Mortgage-Backed Obligations	—	3,049,540,205	62,671,662
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,899,521,040	44,591,955	—
Asset-Backed Securities	—	3,886,244,423	218,113,351
Foreign Debt Obligations	1,974,572,712	2,839,818,949	—
Structured Note	—	6,254,630	—
Municipal Debt Obligations	—	416,248,849	—
Government Guarantee Obligations	—	141,966,115	—
Senior Term Loans	—	1,131,140,955	3,738,000
Common Stock and/or Other Equity Investments(b)
Europe	—	32,032,550	—
North America	16,675,000	139,823,998	—
Investment Company	75,184,257	—	—
Short-term Investments	—	964,893,101	—
Total	$3,965,953,009	$16,843,600,298	$284,523,013
Liabilities
Reverse Repurchase Agreements	$—	$(57,849,025)	$—

Derivative Type
Assets
Options Purchased	$—	$98,804,988	$—
Forward Foreign Currency Exchange Contracts(a)	—	122,196,105	—
Futures Contracts(a)	19,964,882	—	—
Interest Rate Swap Contracts(a)	—	354,600,537	—
Credit Default Swap Contracts(a)	—	263,351	—
Total Return Swap Contracts(a)	—	4,367,832	—
Total	$19,964,882	$580,232,813	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(91,270,560)	$—
Futures Contracts	(2,040,198)	—	—
Interest Rate Swap Contracts	—	(166,360,614)	—
Credit Default Swap Contracts	—	(16,064,249)	—
Total Return Swap Contracts	—	(625,269)	—
Total	$(2,040,198)	$(274,320,692)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments for the period ended June 30, 2015:

Mortgage-Backed Obligations
Beginning Balance as of April 1, 2015	$—
Realized gain (loss)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	3,282,125
Purchases	59,389,537
Sales	—
Amortization	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of June 30, 2015	$62,671,662

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Fund(s) utilize(s) fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Global Income Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 28, 2015

*	Print the name and title of each signing officer under his or her signature.